LVIP SSGA Bond Index Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.80%
Fannie Mae-Aces
Series 2011-M8 A2 2.92% 8/25/21	394,413	$ 399,363
•Series 2013-M12 APT 2.48% 3/25/23	410,194	416,494
•Series 2014-M2 A2 3.51% 12/25/23	1,147,630	1,202,105
•Series 2014-M4 A2 3.35% 3/25/24	1,000,000	1,048,432
Series 2015-M1 A2 2.53% 9/25/24	500,000	509,627
•Series 2016-M13 A2 2.57% 9/25/26	1,600,000	1,632,061
•Series 2017-M15 ATS2 3.20% 11/25/27	500,000	521,672
•Series 2017-M3 A2 2.57% 12/25/26	800,000	815,444
•Series 2017-M8 A2 3.06% 5/25/27	350,000	369,903
•Series 2018-M1 A2 3.08% 12/25/27	185,000	195,277
Freddie Mac Multifamily Structured Pass Through Certificates
♦Series K025 A1 1.88% 4/25/22	501,586	500,116
♦Series K026 A2 2.51% 11/25/22	1,000,000	1,015,091
♦Series K030 A1 2.78% 9/25/22	648,009	654,428
♦•Series K030 A2 3.25% 4/25/23	4,700,000	4,887,485
♦•Series K050 A2 3.33% 8/25/25	900,000	961,888
♦Series K060 A2 3.30% 10/25/26	1,000,000	1,080,101
♦Series K067 AM 3.28% 8/25/27	800,000	860,447
♦•Series K069 A2 3.19% 9/25/27	1,400,000	1,504,506
♦Series K072 A2 3.44% 12/25/27	1,270,000	1,388,928
♦Series K079 A2 3.93% 6/25/28	800,000	904,502
♦Series K089 A2 3.56% 1/25/29	714,286	793,644
♦Series K723 A2 2.45% 8/25/23	500,000	507,125
♦Series K734 A2 3.21% 2/25/26	500,000	531,073
Total Agency Commercial Mortgage-Backed Securities (Cost $21,851,137)		22,699,712
AGENCY MORTGAGE-BACKED SECURITIES–26.58%
Fannie Mae S.F. 10 yr
4.00% 6/1/20	12,792	13,300
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 10 yr (continued)
4.00% 5/1/23	11,207	$ 11,651
Fannie Mae S.F. 15 yr
2.50% 10/1/27	677,372	685,729
2.50% 3/1/28	1,452,083	1,470,469
2.50% 4/1/28	1,886,215	1,905,027
2.50% 7/1/28	400,155	404,133
2.50% 9/1/28	727,493	734,730
2.50% 10/1/28	403,761	407,769
2.50% 3/1/29	1,905,784	1,924,721
2.50% 2/1/30	1,362,705	1,377,103
2.50% 5/1/30	516,854	521,844
2.50% 2/1/31	3,259,413	3,290,860
2.50% 7/1/31	1,289,599	1,304,671
2.50% 10/1/31	1,387,524	1,400,963
2.50% 12/1/32	1,839,176	1,855,832
3.00% 11/1/26	1,226,713	1,259,780
3.00% 6/1/27	324,775	333,516
3.00% 8/1/27	603,205	619,435
3.00% 9/1/27	2,500,846	2,564,557
3.00% 10/1/27	381,423	391,720
3.00% 12/1/27	104,889	107,725
3.00% 8/1/29	1,658,771	1,703,473
3.00% 4/1/30	962,233	988,171
3.00% 5/1/30	2,325,902	2,388,557
3.00% 6/1/30	1,619,282	1,658,964
3.00% 12/1/30	781,295	802,390
3.00% 10/1/32	1,503,426	1,539,805
3.50% 11/1/25	278,647	288,092
3.50% 12/1/25	713,299	737,466
3.50% 12/1/26	409,395	423,330
3.50% 1/1/27	961,578	994,046
3.50% 10/1/29	1,342,821	1,394,140
3.50% 4/1/32	628,813	652,531
3.50% 7/1/32	368,326	381,999
3.50% 6/1/33	1,274,065	1,316,918
4.00% 4/1/24	43,110	44,849
4.00% 5/1/24	74,373	77,365
4.00% 6/1/24	106,777	111,092
4.00% 7/1/24	43,949	45,735
4.00% 10/1/24	2,557	2,660
4.00% 12/1/24	104,894	109,140
4.00% 1/1/25	179,855	187,085
4.00% 3/1/25	212,031	221,053
4.00% 5/1/25	70,100	72,932
4.00% 7/1/25	1,180	1,228
4.00% 8/1/25	6,624	6,905
4.00% 9/1/25	94,377	98,267
4.00% 10/1/25	98,770	102,961
4.00% 1/1/26	4,038	4,204
4.00% 3/1/26	231,153	241,172
4.00% 5/1/26	2,212	2,311
4.00% 7/1/26	181,597	189,307
4.00% 3/1/31	428,227	447,488
4.50% 2/1/23	19,369	19,951
LVIP SSGA Bond Index Fund–1

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
4.50% 4/1/23	2,401	$ 2,493
4.50% 5/1/23	2,672	2,752
4.50% 6/1/23	88,334	91,863
4.50% 11/1/23	4,729	4,906
4.50% 2/1/24	686	708
4.50% 3/1/24	1,475	1,536
4.50% 4/1/24	39,791	41,451
4.50% 5/1/24	77,365	80,595
4.50% 7/1/24	71,746	74,771
4.50% 8/1/24	120,669	125,600
4.50% 11/1/24	43,929	46,128
4.50% 4/1/25	87,746	92,171
4.50% 5/1/25	8,986	9,405
4.50% 6/1/25	1,943	2,002
5.00% 4/1/23	4,507	4,649
5.00% 6/1/23	131,032	135,908
5.00% 9/1/23	67,642	70,215
5.00% 11/1/23	28,192	29,079
5.00% 12/1/23	32,127	33,182
5.00% 3/1/25	16,545	17,225
5.00% 6/1/25	753	781
5.50% 3/1/20	9	9
5.50% 4/1/22	14,281	14,610
5.50% 7/1/22	8,716	8,894
6.00% 6/1/20	814	816
6.00% 8/1/22	3,347	3,430
6.00% 9/1/22	13,334	13,708
Fannie Mae S.F. 20 yr
3.00% 11/1/34	966,468	993,900
3.00% 12/1/34	745,167	766,341
3.00% 2/1/35	1,338,368	1,376,373
3.00% 3/1/36	595,688	612,613
3.00% 11/1/36	2,548,797	2,621,622
3.50% 6/1/34	2,985,259	3,105,219
3.50% 7/1/34	3,455,084	3,593,954
3.50% 2/1/37	1,580,632	1,634,505
4.00% 9/1/35	262,424	277,950
4.00% 10/1/35	475,207	503,299
4.00% 1/1/37	654,377	687,318
Fannie Mae S.F. 30 yr
3.00% 9/1/42	1,456,256	1,499,668
3.00% 10/1/42	2,359,447	2,431,357
3.00% 11/1/42	1,496,988	1,542,619
3.00% 12/1/42	1,404,124	1,446,925
3.00% 1/1/43	1,149,616	1,184,664
3.00% 3/1/43	2,509,137	2,585,604
3.00% 4/1/43	1,697,866	1,749,628
3.00% 6/1/43	4,265,952	4,394,081
3.00% 7/1/43	2,583,041	2,660,819
3.00% 8/1/43	2,787,731	2,870,713
3.00% 9/1/45	2,267,172	2,322,440
3.00% 11/1/45	4,159,729	4,260,292
3.00% 9/1/46	5,386,186	5,516,890
3.00% 10/1/46	3,312,831	3,393,274
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 11/1/46	3,495,997	$ 3,580,759
3.00% 12/1/46	8,373,011	8,576,330
3.00% 1/1/47	6,475,728	6,629,659
3.00% 9/1/47	1,398,691	1,430,528
3.00% 10/1/49	6,800,000	6,902,000
3.50% 10/1/40	469,075	492,621
3.50% 12/1/40	367,436	385,929
3.50% 2/1/41	544,398	571,756
3.50% 8/1/42	448,108	471,650
3.50% 9/1/42	4,572,350	4,802,712
3.50% 10/1/42	3,006,328	3,157,804
3.50% 11/1/42	857,678	900,280
3.50% 1/1/43	2,006,801	2,107,988
3.50% 2/1/43	338,988	356,080
3.50% 7/1/43	3,712,483	3,895,306
3.50% 10/1/44	1,895,208	1,980,348
3.50% 1/1/45	1,536,279	1,601,947
3.50% 2/1/45	5,024,247	5,275,390
3.50% 4/1/45	2,978,829	3,102,670
3.50% 5/1/45	2,617,696	2,726,547
3.50% 8/1/45	3,505,935	3,651,351
3.50% 11/1/45	4,408,292	4,591,290
3.50% 12/1/45	4,121,420	4,292,697
3.50% 2/1/46	11,007,541	11,463,768
3.50% 5/1/46	1,863,025	1,935,657
3.50% 6/1/46	824,367	856,561
3.50% 2/1/47	2,116,576	2,192,879
3.50% 3/1/47	1,516,404	1,570,738
3.50% 7/1/47	797,097	836,887
3.50% 9/1/47	1,690,749	1,747,099
3.50% 10/1/47	4,137,005	4,272,846
3.50% 12/1/47	3,384,124	3,507,063
3.50% 1/1/48	3,786,955	3,917,834
3.50% 2/1/48	1,427,814	1,482,892
3.50% 6/1/48	5,335,946	5,502,888
3.50% 10/1/49	8,500,000	8,718,477
4.00% 1/1/39	26,960	28,780
4.00% 2/1/39	33,564	35,799
4.00% 3/1/39	1,559	1,663
4.00% 4/1/39	132,955	141,893
4.00% 6/1/39	89,478	95,521
4.00% 8/1/39	328,517	351,296
4.00% 9/1/39	427,133	457,894
4.00% 11/1/39	25,924	27,679
4.00% 12/1/39	584,313	623,840
4.00% 1/1/40	233,049	248,928
4.00% 5/1/40	169,868	181,293
4.00% 8/1/40	50,608	53,199
4.00% 9/1/40	86,960	91,316
4.00% 10/1/40	481,935	514,830
4.00% 11/1/40	703,872	751,724
4.00% 12/1/40	1,136,170	1,213,591
4.00% 1/1/41	2,329,150	2,491,152
4.00% 2/1/41	676,367	722,631

LVIP SSGA Bond Index Fund–2

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 3/1/41	8,585	$ 8,906
4.00% 4/1/41	225,568	240,956
4.00% 5/1/41	1,186,984	1,268,263
4.00% 6/1/41	10,110	10,489
4.00% 9/1/41	245,132	261,865
4.00% 10/1/41	127,903	136,606
4.00% 11/1/41	260,831	278,664
4.00% 12/1/41	12,083	12,907
4.00% 1/1/42	9,115	9,739
4.00% 3/1/42	128,358	133,162
4.00% 10/1/43	3,305,560	3,514,473
4.00% 12/1/43	840,312	891,601
4.00% 7/1/44	1,648,653	1,742,371
4.00% 9/1/44	1,755,345	1,854,702
4.00% 10/1/44	2,303,887	2,434,360
4.00% 3/1/45	1,979,737	2,075,836
4.00% 7/1/45	2,292,265	2,418,791
4.00% 9/1/45	6,586,727	6,949,362
4.00% 4/1/46	1,662,700	1,753,729
4.00% 7/1/46	571,278	600,822
4.00% 11/1/46	2,778,249	2,919,334
4.00% 4/1/47	3,497,387	3,672,820
4.00% 8/1/47	5,444,551	5,716,841
4.00% 9/1/47	1,504,895	1,576,032
4.00% 12/1/47	5,522,522	5,778,084
4.00% 1/1/48	1,611,383	1,685,802
4.00% 2/1/48	3,660,680	3,825,263
4.00% 5/1/48	1,229,674	1,285,361
4.00% 7/1/48	3,257,700	3,397,269
4.00% 3/1/49	5,095,425	5,280,575
4.00% 5/1/49	5,597,946	5,803,697
4.50% 8/1/33	14,762	15,901
4.50% 1/1/34	10,610	11,464
4.50% 9/1/35	42,025	45,452
4.50% 2/1/38	13,838	14,939
4.50% 4/1/38	17,862	18,794
4.50% 7/1/38	43,912	47,465
4.50% 11/1/38	72,621	78,616
4.50% 2/1/39	206,621	223,358
4.50% 3/1/39	159,102	172,060
4.50% 4/1/39	650,907	707,632
4.50% 5/1/39	265,790	288,542
4.50% 6/1/39	72,127	78,063
4.50% 7/1/39	240,974	260,948
4.50% 9/1/39	179,026	193,854
4.50% 1/1/40	577,378	632,710
4.50% 2/1/40	959,505	1,043,257
4.50% 5/1/40	560,276	607,052
4.50% 6/1/40	282,319	305,865
4.50% 8/1/40	117,338	126,542
4.50% 9/1/40	288,699	312,752
4.50% 10/1/40	1,862,661	2,017,850
4.50% 11/1/40	302,970	324,416
4.50% 2/1/41	1,083,617	1,175,275
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 4/1/41	12,962	$ 13,645
4.50% 5/1/41	1,421,687	1,538,275
4.50% 6/1/41	112,618	119,714
4.50% 1/1/42	1,538,409	1,666,844
4.50% 9/1/43	655,174	708,599
4.50% 12/1/43	2,143,051	2,311,852
4.50% 10/1/44	189,413	201,545
4.50% 9/1/47	1,794,911	1,897,512
4.50% 11/1/47	1,394,280	1,473,379
4.50% 8/1/48	4,642,513	4,889,583
4.50% 11/1/48	3,024,877	3,191,721
4.50% 12/1/48	3,892,016	4,096,805
5.00% 9/1/33	85,554	94,454
5.00% 4/1/34	304,623	336,221
5.00% 7/1/34	208,356	230,051
5.00% 11/1/34	93,531	102,876
5.00% 4/1/35	61,986	68,432
5.00% 6/1/35	106,947	117,853
5.00% 7/1/35	1,194,326	1,318,383
5.00% 9/1/35	20,588	22,700
5.00% 10/1/35	75,258	83,093
5.00% 12/1/35	358,123	395,492
5.00% 2/1/36	814,381	899,322
5.00% 3/1/36	45,590	50,341
5.00% 11/1/36	15,155	16,704
5.00% 4/1/38	97,588	107,533
5.00% 7/1/38	14,199	15,641
5.00% 11/1/38	12,804	13,690
5.00% 8/1/39	461,929	511,182
5.00% 12/1/39	101,614	112,297
5.00% 1/1/40	247,047	274,280
5.00% 7/1/40	838,510	919,018
5.00% 9/1/40	290,303	320,802
5.00% 6/1/41	822,527	906,495
5.50% 11/1/33	28,485	31,084
5.50% 1/1/34	42,813	48,415
5.50% 5/1/34	60,362	67,754
5.50% 7/1/34	39,958	45,103
5.50% 10/1/34	99,228	112,047
5.50% 9/1/35	49,181	55,546
5.50% 10/1/35	35,368	39,911
5.50% 12/1/35	265,093	289,513
5.50% 1/1/36	253,109	286,750
5.50% 4/1/36	621,173	701,997
5.50% 8/1/36	187,358	211,828
5.50% 1/1/37	189,681	213,600
5.50% 3/1/37	56,395	62,391
5.50% 5/1/37	70,660	79,703
5.50% 6/1/37	50,636	56,587
5.50% 8/1/37	22,250	25,040
5.50% 11/1/37	988	1,113
5.50% 12/1/37	86	93
5.50% 1/1/38	1,255,378	1,412,809
5.50% 2/1/38	26,375	29,015

LVIP SSGA Bond Index Fund–3

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 5/1/38	97,222	$ 109,280
5.50% 6/1/38	6,277	7,083
5.50% 7/1/38	59,212	66,641
5.50% 10/1/38	22,192	25,038
5.50% 1/1/39	101,283	112,939
5.50% 5/1/39	214,815	242,438
5.50% 6/1/39	213,178	240,561
5.50% 10/1/39	90,522	102,154
5.50% 7/1/41	167,980	189,581
6.00% 12/1/35	68,969	77,551
6.00% 2/1/36	30,341	34,919
6.00% 6/1/36	18,224	20,597
6.00% 7/1/36	73,908	84,870
6.00% 8/1/36	36,733	42,100
6.00% 9/1/36	42,105	47,627
6.00% 10/1/36	41,597	47,561
6.00% 11/1/36	5,519	6,332
6.00% 1/1/37	53,397	61,349
6.00% 2/1/37	194,974	223,821
6.00% 3/1/37	25,390	28,269
6.00% 4/1/37	3,538	3,913
6.00% 5/1/37	77,885	89,494
6.00% 6/1/37	35,065	40,348
6.00% 8/1/37	69,647	79,878
6.00% 9/1/37	116,056	132,987
6.00% 10/1/37	149,114	170,830
6.00% 11/1/37	30,162	34,062
6.00% 1/1/38	18,210	20,897
6.00% 2/1/38	18,147	20,047
6.00% 4/1/38	2,181	2,438
6.00% 5/1/38	81,327	93,437
6.00% 6/1/38	22,276	25,380
6.00% 8/1/38	34,069	37,943
6.00% 9/1/38	22,439	24,882
6.00% 10/1/38	9,054	10,259
6.00% 11/1/38	14,476	16,619
6.00% 12/1/38	286,143	329,344
6.00% 4/1/40	236,464	272,174
6.00% 6/1/40	417,086	480,052
6.50% 3/1/32	723	805
6.50% 7/1/36	37,250	42,648
6.50% 9/1/36	39,261	45,790
6.50% 11/1/36	77,344	89,136
6.50% 9/1/37	8,274	9,320
6.50% 10/1/37	87,750	99,233
6.50% 2/1/38	86,315	99,320
6.50% 3/1/38	229,498	263,778
6.50% 5/1/38	24,853	28,042
6.50% 7/1/38	115,334	136,929
6.50% 10/1/38	79,244	90,372
7.00% 8/1/39	147,938	167,023
Freddie Mac Gold Pool 3.00% 2/1/47	3,884,845	3,976,818
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr
2.50% 4/1/28	69,982	$ 70,717
2.50% 7/1/28	307,669	310,896
2.50% 9/1/28	1,410,392	1,425,371
2.50% 10/1/28	1,941,309	1,961,669
2.50% 10/1/29	1,250,832	1,263,928
2.50% 1/1/31	1,536,626	1,552,264
2.50% 5/1/31	614,899	621,160
2.50% 6/1/31	2,199,168	2,221,560
2.50% 12/1/31	1,971,726	1,998,496
2.50% 12/1/32	1,561,588	1,577,515
3.00% 11/1/26	1,507,100	1,548,518
3.00% 2/1/27	147,826	151,937
3.00% 3/1/27	449,822	460,020
3.00% 4/1/27	463,053	475,791
3.00% 11/1/27	244,454	251,170
3.00% 2/1/29	863,310	888,957
3.00% 4/1/30	2,244,518	2,306,287
3.00% 12/1/30	2,520,526	2,589,921
3.00% 5/1/31	1,270,334	1,305,303
3.00% 2/1/32	961,259	988,916
3.00% 5/1/32	798,467	818,966
3.00% 11/1/32	1,469,793	1,507,572
3.50% 12/1/25	682,168	705,641
3.50% 3/1/26	502,106	519,383
3.50% 10/1/27	346,465	358,656
3.50% 2/1/30	213,182	221,482
3.50% 4/1/32	647,037	671,796
4.00% 2/1/24	22,704	23,614
4.00% 8/1/24	42,398	44,132
4.00% 2/1/25	65,888	68,698
4.00% 7/1/25	182,843	190,681
4.00% 4/1/26	412,788	431,497
4.50% 12/1/19	6	6
4.50% 4/1/21	844	870
4.50% 6/1/24	1,977	2,061
4.50% 7/1/24	69,956	72,919
4.50% 8/1/24	35,488	37,003
4.50% 11/1/24	68,270	71,583
4.50% 5/1/25	22,426	23,379
5.00% 4/1/23	35,911	37,249
5.00% 3/1/25	20,608	21,361
6.00% 11/1/23	26,998	28,307
Freddie Mac S.F. 20 yr
3.00% 5/1/35	1,713,907	1,759,159
3.00% 4/1/36	1,566,430	1,611,877
3.00% 2/1/37	1,000,794	1,029,933
Freddie Mac S.F. 30 yr
3.00% 10/1/42	1,784,662	1,840,065
3.00% 1/1/43	3,190,008	3,288,749
3.00% 3/1/43	2,104,884	2,170,159
3.00% 4/1/43	2,554,886	2,634,138
3.00% 7/1/43	1,002,408	1,032,673
3.00% 8/1/43	437,476	450,891
3.00% 10/1/43	1,371,154	1,413,203

LVIP SSGA Bond Index Fund–4

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.00% 8/1/45	5,197,454	$ 5,326,243
3.00% 4/1/46	1,391,823	1,426,341
3.00% 10/1/46	5,417,371	5,552,034
3.00% 11/1/46	3,317,261	3,399,725
3.00% 12/1/46	2,014,341	2,061,924
3.00% 1/1/47	3,754,927	3,848,270
3.00% 2/1/47	1,744,288	1,791,680
3.00% 12/1/47	440,088	449,990
3.50% 2/1/42	1,882,798	1,978,751
3.50% 5/1/42	1,670,227	1,755,416
3.50% 10/1/42	1,629,179	1,711,977
3.50% 2/1/43	1,083,096	1,140,992
3.50% 5/1/43	1,214,739	1,276,198
3.50% 8/1/43	2,435,663	2,555,887
3.50% 2/1/44	785,782	823,393
3.50% 3/1/44	56,448	59,109
3.50% 6/1/44	931,139	973,810
3.50% 8/1/44	1,044,360	1,091,601
3.50% 11/1/44	1,861,130	1,943,046
3.50% 1/1/45	2,279,868	2,378,157
3.50% 7/1/45	5,552,668	5,797,224
3.50% 10/1/45	2,366,052	2,465,786
3.50% 12/1/45	1,242,892	1,299,954
3.50% 1/1/46	3,119,812	3,253,221
3.50% 3/1/46	1,635,533	1,706,346
3.50% 5/1/46	1,243,339	1,293,776
3.50% 6/1/46	2,691,333	2,804,929
3.50% 12/1/46	3,157,637	3,276,828
3.50% 2/1/47	2,581,767	2,681,582
3.50% 3/1/47	1,527,085	1,582,934
3.50% 10/1/47	1,269,277	1,314,767
3.50% 11/1/47	1,290,538	1,333,697
3.50% 12/1/47	2,570,513	2,654,376
3.50% 2/1/48	4,222,726	4,370,452
3.50% 5/1/48	1,785,096	1,841,221
4.00% 5/1/39	174,649	186,692
4.00% 2/1/40	80,413	85,946
4.00% 5/1/40	107,598	115,004
4.00% 8/1/40	31,575	33,741
4.00% 9/1/40	275,498	294,438
4.00% 10/1/40	902,313	964,259
4.00% 11/1/40	2,076,811	2,219,396
4.00% 12/1/40	1,173,753	1,254,536
4.00% 2/1/41	950,908	1,016,282
4.00% 12/1/41	1,387,690	1,483,511
4.00% 1/1/42	482,624	501,044
4.00% 3/1/42	77,894	83,269
4.00% 4/1/42	1,839,815	1,966,726
4.00% 6/1/42	6,963	7,444
4.00% 5/1/44	2,221,866	2,349,578
4.00% 9/1/44	679,316	718,095
4.00% 4/1/45	2,253,530	2,380,375
4.00% 10/1/45	1,147,467	1,211,078
4.00% 11/1/45	430,789	454,674
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 1/1/46	1,322,676	$ 1,395,253
4.00% 2/1/46	1,027,119	1,083,635
4.00% 2/1/47	658,963	692,022
4.00% 9/1/47	5,646,662	5,905,440
4.00% 11/1/47	800,420	839,716
4.00% 12/1/47	1,623,764	1,706,611
4.00% 1/1/48	820,465	862,069
4.00% 5/1/48	4,959,290	5,195,620
4.00% 7/1/48	1,631,302	1,702,934
4.00% 10/1/48	2,538,973	2,641,334
4.00% 3/1/49	2,876,904	2,983,495
4.50% 2/1/39	38,709	41,913
4.50% 4/1/39	19,771	21,411
4.50% 5/1/39	58,756	63,672
4.50% 6/1/39	449,161	486,841
4.50% 7/1/39	102,759	111,368
4.50% 9/1/39	464,095	506,316
4.50% 10/1/39	367,422	398,189
4.50% 1/1/40	1,114,539	1,207,960
4.50% 2/1/40	667,023	722,933
4.50% 7/1/40	91,805	99,516
4.50% 8/1/40	69,954	75,824
4.50% 9/1/40	586,776	636,181
4.50% 2/1/41	1,845,668	2,004,757
4.50% 3/1/41	294,675	320,744
4.50% 9/1/41	585,060	634,075
4.50% 3/1/44	266,811	287,184
4.50% 5/1/44	20,805	21,962
4.50% 7/1/45	936,822	1,014,534
4.50% 4/1/47	417,455	442,189
4.50% 9/1/47	794,086	840,164
4.50% 12/1/47	402,686	425,795
4.50% 8/1/48	2,659,402	2,805,191
4.50% 3/1/49	3,638,348	3,827,601
5.00% 10/1/34	110,459	121,964
5.00% 2/1/35	27,411	29,670
5.00% 8/1/35	45,103	49,831
5.00% 10/1/35	22,493	24,839
5.00% 11/1/35	11,004	12,138
5.00% 12/1/35	76,035	84,029
5.00% 2/1/37	57,719	63,708
5.00% 12/1/37	241,931	267,061
5.00% 1/1/38	3,296	3,634
5.00% 4/1/38	2,420	2,669
5.00% 6/1/38	99,461	109,590
5.00% 7/1/38	13,508	14,916
5.00% 9/1/38	5,510	6,083
5.00% 10/1/38	105,504	116,494
5.00% 12/1/38	86,900	95,963
5.00% 1/1/39	26,495	29,259
5.00% 2/1/39	489,568	540,589
5.00% 3/1/39	1,165,872	1,287,999
5.00% 8/1/39	81,827	90,434
5.00% 9/1/39	367,365	405,961

LVIP SSGA Bond Index Fund–5

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 1/1/40	213,884	$ 235,904
5.00% 5/1/40	81,020	89,584
5.00% 6/1/40	795,810	879,372
5.00% 9/1/40	73,933	81,630
5.00% 3/1/41	171,722	187,632
5.00% 9/1/48	362,341	388,092
5.00% 11/1/48	901,773	965,442
5.50% 8/1/33	30,226	33,305
5.50% 6/1/34	73,019	82,345
5.50% 6/1/35	44,733	50,615
5.50% 11/1/35	59,509	65,777
5.50% 1/1/37	35,749	40,367
5.50% 5/1/37	41,845	47,284
5.50% 7/1/37	16,964	18,742
5.50% 1/1/38	176,157	199,085
5.50% 2/1/38	42,074	47,510
5.50% 5/1/38	350,649	395,257
5.50% 6/1/38	11,900	13,438
5.50% 8/1/38	45,816	51,726
5.50% 12/1/38	51,638	58,214
5.50% 8/1/39	74,203	83,790
5.50% 12/1/39	387,163	428,146
5.50% 3/1/40	253,715	285,848
5.50% 4/1/40	605,447	682,305
5.50% 5/1/40	160,519	181,154
5.50% 6/1/41	44,345	50,073
6.00% 11/1/28	8,063	9,064
6.00% 7/1/33	11,803	13,214
6.00% 8/1/36	11,087	12,766
6.00% 11/1/36	19,494	22,407
6.00% 4/1/37	432	497
6.00% 5/1/37	65,553	75,020
6.00% 8/1/37	115,673	133,028
6.00% 9/1/37	79,715	91,617
6.00% 10/1/37	9,782	10,806
6.00% 11/1/37	110,211	126,918
6.00% 12/1/37	11,724	13,063
6.00% 1/1/38	84,753	96,029
6.00% 4/1/38	6,180	7,019
6.00% 6/1/38	12,663	14,558
6.00% 7/1/38	19,460	22,087
6.00% 8/1/38	18,901	21,402
6.00% 9/1/38	11,378	12,762
6.00% 10/1/38	52,399	59,425
6.00% 11/1/38	19,535	21,583
6.00% 3/1/39	18,237	20,969
6.00% 5/1/40	507,699	584,269
6.00% 7/1/40	663,776	764,110
6.50% 11/1/36	96,048	111,781
6.50% 8/1/37	52,072	59,196
6.50% 10/1/37	13,596	15,308
6.50% 6/1/38	28,164	31,392
6.50% 4/1/39	52,033	59,005
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr
3.00% 9/15/42	957,552	$ 985,477
3.00% 11/15/42	924,910	951,884
3.00% 12/15/42	279,069	287,233
3.00% 2/15/45	499,996	516,687
3.50% 10/15/40	159,137	167,512
3.50% 1/15/41	56,929	59,913
3.50% 7/15/41	70,976	75,111
3.50% 10/15/41	354,768	373,365
3.50% 3/15/42	25,994	27,115
3.50% 6/15/42	1,476,356	1,553,542
3.50% 10/15/42	131,886	138,450
4.00% 6/15/39	55,865	59,594
4.00% 4/15/40	1,258,603	1,342,998
4.00% 8/15/40	278,716	297,611
4.00% 10/15/40	399,054	426,422
4.00% 12/15/40	663,419	718,945
4.00% 1/15/41	627,828	680,026
4.00% 9/15/41	223,477	238,691
4.50% 2/15/39	75,268	81,936
4.50% 3/15/39	634,076	690,733
4.50% 4/15/39	78,357	84,364
4.50% 5/15/39	60,145	65,819
4.50% 6/15/39	85,987	92,821
4.50% 7/15/39	226,124	246,251
4.50% 8/15/39	37,169	40,484
4.50% 9/15/39	193,874	209,286
4.50% 10/15/39	662,084	728,147
4.50% 11/15/39	260,058	283,093
4.50% 12/15/39	143,014	155,686
4.50% 1/15/40	554,518	604,315
4.50% 4/15/40	134,257	146,276
4.50% 5/15/40	164,088	179,536
4.50% 6/15/40	435,629	475,718
4.50% 8/15/40	168,436	183,377
4.50% 9/15/40	110,327	120,091
4.50% 1/15/41	408,935	456,517
4.50% 2/15/41	1,383,301	1,509,259
4.50% 3/15/41	114,838	125,016
4.50% 6/15/41	115,117	125,295
4.50% 7/15/41	17,117	18,633
5.00% 3/15/35	42,663	46,743
5.00% 3/15/38	13,083	14,690
5.00% 4/15/38	7,033	7,582
5.00% 5/15/38	1,742	1,930
5.00% 8/15/38	2,448	2,619
5.00% 1/15/39	122,997	138,187
5.00% 4/15/39	141,675	156,953
5.00% 5/15/39	661,256	743,106
5.00% 6/15/39	502,663	564,689
5.00% 9/15/39	1,085,301	1,199,376
5.00% 10/15/39	102,653	112,437
5.00% 11/15/39	263,418	295,926
5.00% 1/15/40	747,208	838,462
5.00% 2/15/40	362,510	407,307

LVIP SSGA Bond Index Fund–6

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
5.00% 4/15/40	274,895	$ 308,754
5.00% 7/15/40	249,461	280,125
5.50% 10/15/33	132,487	150,322
5.50% 4/15/37	30,928	35,087
5.50% 7/15/37	18,605	21,047
5.50% 1/15/38	112,155	127,190
5.50% 2/15/38	142,265	161,400
5.50% 7/15/38	56,463	63,970
5.50% 8/15/38	15,794	17,916
5.50% 9/15/38	292,045	331,103
5.50% 12/15/38	186,858	211,845
5.50% 1/15/39	124,106	136,231
5.50% 5/15/39	138,446	156,954
5.50% 7/15/39	4,106	4,427
5.50% 10/15/39	148,154	167,926
5.50% 12/15/39	39,871	45,161
5.50% 4/15/40	279,674	316,510
5.50% 2/15/41	37,559	42,599
6.00% 5/15/37	1,509	1,668
6.00% 1/15/38	60,101	68,450
6.00% 3/15/38	1,063	1,177
6.00% 5/15/38	15,739	17,602
6.00% 7/15/38	2,542	2,918
6.00% 8/15/38	36,927	41,271
6.00% 10/15/38	41,632	47,394
6.00% 11/15/38	51,337	58,468
6.00% 12/15/38	74,753	83,255
6.00% 1/15/39	12,041	13,310
6.00% 5/15/39	2,298	2,540
6.00% 8/15/39	4,716	5,213
6.00% 10/15/39	3,855	4,261
6.00% 6/15/40	6,896	7,625
6.00% 12/15/40	367,171	421,829
6.50% 5/15/38	8,230	9,108
6.50% 7/15/38	65,890	74,309
6.50% 10/15/38	9,713	11,433
6.50% 2/15/39	85,130	96,454
6.50% 8/15/39	9,462	10,472
GNMA II S.F. 30 yr
3.00% 9/20/42	1,457,657	1,508,501
3.00% 11/20/42	737,134	762,846
3.00% 12/20/42	1,171,674	1,212,544
3.00% 1/20/43	1,149,923	1,190,034
3.00% 2/20/43	1,686,462	1,741,640
3.00% 3/20/43	2,716,900	2,807,937
3.00% 6/20/43	1,009,751	1,044,763
3.00% 9/20/43	1,818,216	1,880,676
3.00% 12/20/44	1,468,929	1,517,852
3.00% 3/20/45	1,522,416	1,569,655
3.00% 4/20/45	1,267,694	1,307,092
3.00% 6/20/45	2,068,880	2,138,286
3.00% 8/20/45	2,440,583	2,531,753
3.00% 12/20/45	557,249	574,596
3.00% 5/20/46	2,476,314	2,548,781
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.00% 9/20/46	2,913,262	$ 3,005,645
3.00% 10/20/46	2,957,788	3,049,819
3.00% 11/20/46	2,416,539	2,491,735
3.00% 12/20/46	5,740,831	5,919,240
3.00% 1/20/47	4,404,892	4,541,602
3.00% 2/20/47	1,469,627	1,515,153
3.00% 6/20/47	1,926,128	1,983,690
3.00% 1/20/48	1,718,040	1,765,414
3.50% 4/20/42	510,995	542,668
3.50% 6/20/42	1,520,461	1,614,710
3.50% 10/20/42	619,191	657,575
3.50% 12/20/42	1,287,781	1,367,612
3.50% 2/20/43	2,159,954	2,293,855
3.50% 3/20/43	1,030,224	1,092,592
3.50% 5/20/43	1,555,510	1,651,944
3.50% 9/20/43	1,884,370	1,995,754
3.50% 1/20/44	2,044,850	2,158,406
3.50% 10/20/44	1,663,727	1,744,256
3.50% 12/20/44	1,195,059	1,251,467
3.50% 3/20/45	1,057,555	1,106,154
3.50% 4/20/45	5,358,910	5,618,260
3.50% 6/20/45	2,124,066	2,221,743
3.50% 10/20/45	2,229,940	2,340,565
3.50% 11/20/45	1,444,306	1,510,725
3.50% 12/20/45	497,229	521,129
3.50% 3/20/46	2,009,867	2,101,421
3.50% 6/20/46	4,077,904	4,255,060
3.50% 7/20/46	2,454,562	2,560,273
3.50% 10/20/46	4,420,058	4,614,969
3.50% 1/20/47	1,855,892	1,931,356
3.50% 6/20/47	3,031,465	3,152,119
3.50% 7/20/47	2,740,582	2,848,720
3.50% 9/20/47	3,211,177	3,340,375
3.50% 10/20/47	735,569	764,150
3.50% 11/20/47	2,882,798	2,994,543
3.50% 1/20/48	12,642,036	13,123,883
3.50% 6/20/48	3,695,796	3,833,694
3.50% 10/1/49	3,500,000	3,625,850
4.00% 8/20/40	337,043	358,882
4.00% 10/20/41	63,215	67,403
4.00% 11/20/41	1,091,968	1,164,297
4.00% 12/20/41	437,853	466,875
4.00% 5/20/42	969,859	1,034,006
4.00% 7/20/42	640,051	682,515
4.00% 8/20/42	465,963	496,842
4.00% 8/20/43	768,771	819,698
4.00% 3/20/44	1,126,502	1,201,010
4.00% 8/20/44	1,511,143	1,609,321
4.00% 10/20/44	435,991	464,102
4.00% 12/20/44	1,515,959	1,612,420
4.00% 1/20/45	310,854	330,632
4.00% 2/20/45	797,402	848,148
4.00% 8/20/45	664,836	706,490
4.00% 9/20/45	961,006	1,021,217

LVIP SSGA Bond Index Fund–7

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.00% 10/20/45	1,404,841	$ 1,488,132
4.00% 11/20/45	898,551	950,998
4.00% 1/20/46	194,743	206,945
4.00% 6/20/46	898,121	950,551
4.00% 1/20/47	834,150	875,409
4.00% 3/20/47	5,463,627	5,731,896
4.00% 4/20/47	1,776,774	1,861,082
4.00% 6/20/47	1,286,136	1,346,698
4.00% 7/20/47	473,031	493,330
4.00% 8/20/47	1,812,590	1,894,072
4.00% 2/20/48	1,144,777	1,193,138
4.00% 8/20/48	3,451,195	3,594,170
4.00% 10/20/48	3,161,223	3,287,418
4.00% 5/20/49	4,444,505	4,627,950
4.00% 10/1/49	4,400,000	4,575,742
4.50% 7/20/41	1,503,420	1,643,118
4.50% 12/20/43	969,292	1,039,644
4.50% 1/20/44	825,282	885,448
4.50% 3/20/44	622,173	667,136
4.50% 4/20/45	494,407	530,049
4.50% 4/20/47	525,190	552,739
4.50% 7/20/47	548,238	579,112
4.50% 9/20/47	292,601	307,475
4.50% 3/20/48	1,015,527	1,062,515
4.50% 11/20/48	2,132,821	2,237,371
4.50% 10/1/49	10,225,000	10,684,981
5.00% 4/20/43	711,382	787,548
5.00% 7/20/48	934,094	989,189
Total Agency Mortgage-Backed Securities (Cost $743,545,570)		756,049,760
AGENCY OBLIGATIONS–1.06%
Federal Farm Credit Banks 1.68% 10/13/20	1,000,000	999,067
Federal Home Loan Banks
1.13% 7/14/21	2,000,000	1,980,962
2.63% 10/1/20	4,000,000	4,031,397
3.25% 11/16/28	1,255,000	1,399,683
5.50% 7/15/36	300,000	436,720
Federal Home Loan Mortgage
1.33% 12/30/20	1,000,000	994,910
2.38% 1/13/22	4,500,000	4,570,306
6.25% 7/15/32	750,000	1,108,194
6.75% 9/15/29	100,000	143,972
6.75% 3/15/31	300,000	447,063
Federal National Mortgage Association
1.75% 7/2/24	3,000,000	3,018,478
2.13% 4/24/26	1,765,000	1,816,419
2.50% 4/13/21	2,000,000	2,024,129
2.63% 9/6/24	2,085,000	2,185,476
5.63% 7/15/37	100,000	148,145
6.25% 5/15/29	500,000	691,813
6.63% 11/15/30	300,000	439,716
7.13% 1/15/30	500,000	743,318
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
7.25% 5/15/30	500,000	$ 754,471
Tennessee Valley Authority
3.88% 2/15/21	400,000	411,316
4.63% 9/15/60	150,000	218,568
4.65% 6/15/35	500,000	635,233
Series B 4.70% 7/15/33	200,000	258,943
5.38% 4/1/56	200,000	320,546
5.88% 4/1/36	75,000	108,915
6.15% 1/15/38	100,000	152,890
7.13% 5/1/30	100,000	147,927
Total Agency Obligations (Cost $28,301,036)		30,188,577
CORPORATE BONDS–26.07%
Advertising–0.02%
Omnicom Group
3.60% 4/15/26	200,000	210,995
3.63% 5/1/22	200,000	207,286
WPP Finance 2010 4.75% 11/21/21	100,000	104,740
		523,021
Aerospace & Defense–0.48%
Boeing
1.65% 10/30/20	100,000	99,428
1.88% 6/15/23	250,000	248,012
2.30% 8/1/21	85,000	85,392
2.60% 10/30/25	100,000	101,558
2.70% 5/1/22	40,000	40,798
2.70% 2/1/27	75,000	76,342
2.80% 3/1/23	100,000	102,290
2.95% 2/1/30	150,000	153,998
3.10% 5/1/26	100,000	104,832
3.20% 3/1/29	100,000	105,075
3.25% 3/1/28	95,000	99,825
3.25% 2/1/35	100,000	103,807
3.55% 3/1/38	65,000	68,673
3.60% 5/1/34	100,000	108,625
3.63% 3/1/48	35,000	36,791
3.75% 2/1/50	150,000	162,452
3.85% 11/1/48	35,000	38,175
3.90% 5/1/49	100,000	109,964
3.95% 8/1/59	150,000	165,294
6.13% 2/15/33	50,000	66,703
6.88% 3/15/39	100,000	148,017
Embraer Netherlands Finance 5.40% 2/1/27	330,000	374,553
General Dynamics
1.88% 8/15/23	150,000	149,658
2.13% 8/15/26	150,000	150,149
2.25% 11/15/22	250,000	252,231
2.38% 11/15/24	100,000	101,434
2.63% 11/15/27	100,000	102,843
3.00% 5/11/21	125,000	127,226

LVIP SSGA Bond Index Fund–8

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
General Dynamics (continued)
3.38% 5/15/23	125,000	$ 130,876
3.50% 5/15/25	150,000	160,605
3.75% 5/15/28	160,000	178,213
L3Harris Technologies
3.83% 4/27/25	250,000	267,189
3.85% 6/15/23	105,000	110,695
3.85% 12/15/26	75,000	80,694
3.95% 5/28/24	154,000	163,587
4.40% 6/15/28	150,000	168,817
4.85% 4/27/35	70,000	82,990
4.95% 2/15/21	100,000	102,774
5.05% 4/27/45	70,000	87,951
Lockheed Martin
2.50% 11/23/20	150,000	150,699
2.90% 3/1/25	300,000	310,792
3.10% 1/15/23	50,000	51,580
3.35% 9/15/21	100,000	102,654
3.60% 3/1/35	150,000	162,411
3.80% 3/1/45	250,000	278,907
4.07% 12/15/42	279,000	322,614
4.50% 5/15/36	40,000	48,104
4.70% 5/15/46	109,000	138,558
Northrop Grumman
2.08% 10/15/20	120,000	120,061
2.55% 10/15/22	200,000	202,747
3.20% 2/1/27	100,000	104,805
3.25% 8/1/23	350,000	364,824
3.25% 1/15/28	125,000	131,302
3.50% 3/15/21	100,000	101,878
4.03% 10/15/47	300,000	340,799
5.05% 11/15/40	100,000	123,421
Northrop Grumman Systems 7.75% 2/15/31	150,000	218,261
Raytheon
2.50% 12/15/22	125,000	126,633
3.13% 10/15/20	200,000	202,419
4.70% 12/15/41	200,000	249,036
7.20% 8/15/27	100,000	133,571
Rockwell Collins
2.80% 3/15/22	150,000	152,519
3.20% 3/15/24	150,000	155,895
3.50% 3/15/27	107,000	114,262
3.70% 12/15/23	150,000	158,288
4.35% 4/15/47	70,000	81,908
4.80% 12/15/43	100,000	120,946
Spirit AeroSystems
3.85% 6/15/26	75,000	76,828
4.60% 6/15/28	150,000	161,666
United Technologies
1.95% 11/1/21	150,000	149,928
2.30% 5/4/22	150,000	151,436
2.65% 11/1/26	85,000	87,328
2.80% 5/4/24	100,000	102,892
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
United Technologies (continued)
3.10% 6/1/22	409,000	$ 421,809
3.13% 5/4/27	350,000	367,067
3.35% 8/16/21	45,000	46,176
3.65% 8/16/23	110,000	116,480
3.75% 11/1/46	100,000	110,218
3.95% 8/16/25	75,000	82,228
4.05% 5/4/47	50,000	57,542
4.13% 11/16/28	180,000	203,818
4.15% 5/15/45	250,000	287,178
4.45% 11/16/38	60,000	71,467
4.50% 6/1/42	400,000	479,880
4.63% 11/16/48	100,000	125,034
5.40% 5/1/35	200,000	255,918
6.05% 6/1/36	150,000	201,857
6.13% 7/15/38	200,000	275,243
		13,620,423
Agriculture–0.32%
Altria Group
2.63% 9/16/26	145,000	140,013
2.85% 8/9/22	200,000	202,459
3.49% 2/14/22	65,000	66,707
3.80% 2/14/24	125,000	130,756
3.88% 9/16/46	200,000	183,630
4.00% 1/31/24	89,000	93,875
4.40% 2/14/26	125,000	133,770
4.50% 5/2/43	100,000	100,516
4.75% 5/5/21	200,000	208,009
4.80% 2/14/29	225,000	246,673
5.38% 1/31/44	63,000	70,141
5.80% 2/14/39	165,000	191,427
5.95% 2/14/49	260,000	306,180
6.20% 2/14/59	75,000	88,067
Archer-Daniels-Midland
2.50% 8/11/26	250,000	252,928
3.75% 9/15/47	100,000	110,754
4.02% 4/16/43	100,000	115,991
4.48% 3/1/21	235,000	242,534
BAT Capital
2.76% 8/15/22	400,000	403,672
2.79% 9/6/24	105,000	104,210
3.22% 8/15/24	400,000	404,652
3.22% 9/6/26	150,000	148,338
3.46% 9/6/29	200,000	196,073
3.56% 8/15/27	600,000	604,909
4.39% 8/15/37	275,000	266,930
4.54% 8/15/47	240,000	230,471
4.76% 9/6/49	100,000	98,573
Bunge Limited Finance
3.00% 9/25/22	55,000	55,658
3.25% 8/15/26	45,000	45,040
3.50% 11/24/20	75,000	75,832
3.75% 9/25/27	55,000	56,449

LVIP SSGA Bond Index Fund–9

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Bunge Limited Finance (continued)
4.35% 3/15/24	150,000	$ 158,103
Philip Morris International
1.88% 2/25/21	100,000	99,784
2.13% 5/10/23	50,000	49,868
2.38% 8/17/22	150,000	151,008
2.63% 2/18/22	75,000	75,885
2.75% 2/25/26	100,000	101,847
2.88% 5/1/24	100,000	102,614
2.90% 11/15/21	250,000	254,051
3.13% 8/17/27	150,000	155,200
3.38% 8/11/25	100,000	105,316
3.38% 8/15/29	100,000	104,987
3.60% 11/15/23	300,000	316,567
4.13% 3/4/43	150,000	160,616
4.25% 11/10/44	85,000	93,106
4.38% 11/15/41	200,000	219,007
4.50% 3/20/42	100,000	111,222
6.38% 5/16/38	150,000	206,735
Reynolds American
4.45% 6/12/25	105,000	112,072
4.85% 9/15/23	225,000	243,652
5.70% 8/15/35	50,000	55,890
5.85% 8/15/45	480,000	531,961
6.15% 9/15/43	125,000	141,228
		9,125,956
Airlines–0.09%
♦American Airlines Pass Through Trust
3.00% 4/15/30	53,819	54,976
3.20% 12/15/29	438,500	451,304
3.38% 5/1/27	80,278	83,156
3.65% 2/15/29	87,625	93,395
4.95% 7/15/24	198,644	208,437
♦Continental Airlines Pass Through Trust 4.15% 10/11/25	176,172	185,844
Delta Air Lines
2.60% 12/4/20	135,000	135,278
3.40% 4/19/21	45,000	45,646
3.63% 3/15/22	100,000	102,782
3.80% 4/19/23	60,000	62,272
4.38% 4/19/28	100,000	106,849
♦Delta Air Lines Pass Through Trust 3.20% 10/25/25	25,000	26,146
Southwest Airlines
2.65% 11/5/20	100,000	100,556
3.00% 11/15/26	100,000	102,721
♦Spirit Airlines Pass Through Trust 4.10% 10/1/29	19,952	21,056
♦United Airlines Pass Through Trust
2.70% 11/1/33	95,000	95,386
3.10% 1/7/30	89,447	91,882
3.50% 9/1/31	129,304	135,534
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
♦United Airlines Pass Through Trust (continued)
3.75% 3/3/28	154,720	$ 163,307
4.15% 2/25/33	120,000	131,256
♦US Airways Pass Through Trust 3.95% 5/15/27	68,729	72,461
		2,470,244
Apparel–0.03%
NIKE
2.25% 5/1/23	100,000	101,562
2.38% 11/1/26	150,000	152,906
3.38% 11/1/46	100,000	106,014
3.63% 5/1/43	100,000	110,354
3.88% 11/1/45	100,000	114,459
Ralph Lauren 3.75% 9/15/25	100,000	107,395
Tapestry
3.00% 7/15/22	150,000	151,452
4.13% 7/15/27	150,000	153,082
		997,224
Auto Manufacturers–0.47%
American Honda Finance
1.65% 7/12/21	200,000	199,072
2.60% 11/16/22	150,000	152,419
2.65% 2/12/21	200,000	202,002
2.90% 2/16/24	100,000	103,050
3.15% 1/8/21	65,000	66,039
3.38% 12/10/21	75,000	77,129
3.45% 7/14/23	100,000	104,952
3.55% 1/12/24	100,000	106,013
3.63% 10/10/23	75,000	79,474
Daimler Finance North America 8.50% 1/18/31	200,000	298,142
Ford Motor
4.35% 12/8/26	200,000	200,705
4.75% 1/15/43	400,000	348,365
5.29% 12/8/46	300,000	277,645
Ford Motor Credit
2.34% 11/2/20	200,000	198,862
3.10% 5/4/23	200,000	196,468
3.20% 1/15/21	300,000	300,484
3.34% 3/18/21	200,000	200,991
3.35% 11/1/22	200,000	200,172
3.66% 9/8/24	250,000	246,409
3.81% 10/12/21	200,000	202,763
3.81% 1/9/24	200,000	199,423
3.82% 11/2/27	200,000	189,796
4.13% 8/4/25	300,000	297,060
4.54% 8/1/26	200,000	200,105
4.69% 6/9/25	200,000	204,173
5.11% 5/3/29	400,000	402,512
5.75% 2/1/21	200,000	206,819
5.88% 8/2/21	250,000	261,938

LVIP SSGA Bond Index Fund–10

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors
4.20% 10/1/27	200,000	$ 203,978
5.00% 10/1/28	150,000	159,489
5.15% 4/1/38	125,000	126,420
5.40% 4/1/48	200,000	200,670
5.95% 4/1/49	100,000	107,308
6.25% 10/2/43	350,000	384,004
6.60% 4/1/36	305,000	349,970
6.75% 4/1/46	75,000	85,917
General Motors Financial
3.15% 6/30/22	115,000	116,367
3.20% 7/6/21	200,000	202,109
3.25% 1/5/23	150,000	151,697
3.45% 1/14/22	250,000	254,855
3.55% 4/9/21	90,000	91,337
3.70% 11/24/20	250,000	253,188
3.70% 5/9/23	140,000	143,320
3.85% 1/5/28	100,000	99,457
3.95% 4/13/24	150,000	154,291
4.00% 1/15/25	200,000	205,469
4.00% 10/6/26	250,000	253,172
4.20% 3/1/21	250,000	255,451
4.30% 7/13/25	100,000	103,938
4.35% 4/9/25	115,000	119,869
4.35% 1/17/27	180,000	185,171
5.10% 1/17/24	200,000	215,070
5.25% 3/1/26	200,000	217,113
PACCAR Financial
2.05% 11/13/20	100,000	100,166
2.30% 8/10/22	100,000	100,738
2.80% 3/1/21	65,000	65,803
3.15% 8/9/21	100,000	102,098
3.40% 8/9/23	100,000	104,683
Toyota Motor
2.16% 7/2/22	55,000	55,421
2.36% 7/2/24	70,000	70,776
2.76% 7/2/29	70,000	72,481
3.18% 7/20/21	100,000	102,235
3.42% 7/20/23	150,000	158,581
3.67% 7/20/28	105,000	116,354
Toyota Motor Credit
1.90% 4/8/21	150,000	150,084
2.15% 9/8/22	150,000	150,956
2.25% 10/18/23	150,000	151,291
2.60% 1/11/22	150,000	152,426
2.65% 4/12/22	200,000	203,555
2.90% 4/17/24	150,000	155,493
2.95% 4/13/21	75,000	76,230
3.20% 1/11/27	100,000	106,934
3.30% 1/12/22	400,000	412,699
3.40% 9/15/21	300,000	308,936
3.40% 4/14/25	150,000	160,297
		13,440,849
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment–0.04%
Aptiv
4.25% 1/15/26	100,000	$ 106,676
4.35% 3/15/29	65,000	70,330
5.40% 3/15/49	150,000	171,822
Harman International Industries 4.15% 5/15/25	100,000	105,769
Lear
3.80% 9/15/27	100,000	100,597
4.25% 5/15/29	50,000	51,398
5.25% 1/15/25	225,000	232,424
Magna International 3.63% 6/15/24	200,000	210,764
		1,049,780
Banks–5.73%
Australia & New Zealand Banking Group
2.30% 6/1/21	250,000	251,116
2.55% 11/23/21	250,000	252,466
2.63% 11/9/22	250,000	254,402
2.70% 11/16/20	250,000	251,968
Banco Bilbao Vizcaya Argentaria 3.00% 10/20/20	200,000	201,463
Banco Santander
3.13% 2/23/23	200,000	203,867
3.50% 4/11/22	200,000	205,319
3.85% 4/12/23	200,000	208,552
4.25% 4/11/27	200,000	214,111
4.38% 4/12/28	200,000	218,968
5.18% 11/19/25	200,000	220,825
Bancolombia 5.95% 6/3/21	200,000	211,000
Bank of America
2.50% 10/21/22	500,000	503,524
2.63% 10/19/20	200,000	201,303
2.63% 4/19/21	350,000	353,227
μ2.74% 1/23/22	250,000	251,465
μ2.82% 7/21/23	350,000	355,496
μ3.09% 10/1/25	550,000	566,265
μ3.12% 1/20/23	250,000	255,112
μ3.19% (LIBOR03M + 1.18%) 7/23/30	250,000	258,156
3.25% 10/21/27	500,000	520,125
3.30% 1/11/23	1,000,000	1,033,825
μ3.37% 1/23/26	250,000	260,217
μ3.42% 12/20/28	480,000	501,725
μ3.46% 3/15/25	500,000	521,342
μ3.50% 5/17/22	250,000	255,016
3.50% 4/19/26	350,000	371,891
μ3.55% 3/5/24	400,000	415,920
μ3.56% 4/23/27	300,000	316,681
μ3.59% 7/21/28	350,000	369,806
μ3.82% 1/20/28	250,000	268,567
μ3.86% 7/23/24	400,000	421,594
3.88% 8/1/25	400,000	431,460
3.95% 4/21/25	250,000	265,111

LVIP SSGA Bond Index Fund–11

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America (continued)
μ3.95% 1/23/49	250,000	$ 281,152
μ3.97% 3/5/29	400,000	433,746
μ3.97% 2/7/30	375,000	410,128
4.00% 4/1/24	475,000	509,503
4.10% 7/24/23	350,000	373,659
4.18% 11/25/27	250,000	270,088
μ4.24% 4/24/38	350,000	400,482
4.25% 10/22/26	433,000	467,913
μ4.27% 7/23/29	400,000	445,299
μ4.44% 1/20/48	200,000	237,608
4.45% 3/3/26	430,000	468,978
5.00% 1/21/44	350,000	444,641
5.88% 2/7/42	218,000	302,273
6.00% 10/15/36	400,000	549,781
6.11% 1/29/37	200,000	262,299
7.75% 5/14/38	200,000	305,185
μBank of America 3.34% 1/25/23	415,000	426,241
Bank of Montreal
1.90% 8/27/21	250,000	249,704
2.35% 9/11/22	150,000	151,703
2.50% 6/28/24	135,000	136,524
2.55% 11/6/22	300,000	304,964
2.90% 3/26/22	200,000	203,913
3.10% 4/13/21	90,000	91,569
μ3.80% 12/15/32	300,000	311,409
Bank of New York Mellon
1.95% 8/23/22	165,000	165,159
2.05% 5/3/21	300,000	300,309
2.20% 8/16/23	100,000	100,411
2.45% 11/27/20	150,000	150,777
2.45% 8/17/26	250,000	251,837
2.60% 2/7/22	300,000	304,333
μ2.66% 5/16/23	150,000	152,022
3.00% 2/24/25	100,000	104,172
3.00% 10/30/28	55,000	56,655
3.25% 5/16/27	150,000	158,358
3.30% 8/23/29	350,000	365,997
μ3.44% 2/7/28	180,000	191,014
3.45% 8/11/23	100,000	104,917
3.55% 9/23/21	200,000	206,094
3.85% 4/28/28	100,000	111,542
3.95% 11/18/25	100,000	108,957
4.15% 2/1/21	100,000	102,818
Bank of Nova Scotia
1.88% 4/26/21	300,000	300,044
2.35% 10/21/20	150,000	150,504
2.38% 1/18/23	200,000	201,813
2.45% 3/22/21	150,000	151,073
2.45% 9/19/22	150,000	152,214
2.50% 1/8/21	150,000	150,917
2.70% 8/3/26	200,000	203,033
3.13% 4/20/21	250,000	254,178
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Nova Scotia (continued)
3.40% 2/11/24	250,000	$ 261,233
4.50% 12/16/25	150,000	163,284
Barclays
3.20% 8/10/21	250,000	252,450
3.25% 1/12/21	200,000	201,630
3.68% 1/10/23	200,000	203,488
μ3.93% 5/7/25	200,000	206,858
μ4.34% 5/16/24	200,000	209,145
4.34% 1/10/28	200,000	210,319
4.38% 1/12/26	200,000	211,487
μ4.61% 2/15/23	265,000	275,315
4.95% 1/10/47	200,000	219,878
μ4.97% 5/16/29	200,000	219,578
5.25% 8/17/45	200,000	226,704
Barclays Bank
2.65% 1/11/21	200,000	200,629
5.14% 10/14/20	200,000	204,549
BB&T
2.05% 5/10/21	250,000	249,915
2.15% 2/1/21	150,000	150,286
2.20% 3/16/23	150,000	149,986
2.85% 10/26/24	100,000	102,699
3.05% 6/20/22	300,000	307,447
3.20% 9/3/21	100,000	102,099
3.70% 6/5/25	150,000	160,413
3.75% 12/6/23	150,000	158,820
3.88% 3/19/29	200,000	216,938
BBVA USA 3.50% 6/11/21	250,000	254,204
BNP Paribas
3.25% 3/3/23	200,000	208,171
4.25% 10/15/24	200,000	211,535
5.00% 1/15/21	300,000	311,201
BPCE 3.38% 12/2/26	250,000	263,974
Branch Banking & Trust
2.63% 1/15/22	250,000	253,192
3.63% 9/16/25	250,000	265,929
Canadian Imperial Bank of Commerce
2.10% 10/5/20	250,000	250,342
μ2.61% 7/22/23	100,000	100,681
2.70% 2/2/21	125,000	126,224
3.10% 4/2/24	300,000	309,374
Capital One
2.15% 9/6/22	250,000	249,861
2.65% 8/8/22	250,000	252,931
Citibank
μ2.84% 5/20/22	250,000	252,606
μ3.17% 2/19/22	250,000	253,338
3.40% 7/23/21	300,000	307,131
3.65% 1/23/24	500,000	530,616
Citigroup
2.35% 8/2/21	350,000	351,558
2.65% 10/26/20	350,000	352,204
2.70% 3/30/21	300,000	302,901

LVIP SSGA Bond Index Fund–12

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup (continued)
2.70% 10/27/22	250,000	$ 253,796
μ2.88% 7/24/23	200,000	202,649
μ3.14% 1/24/23	365,000	371,820
3.20% 10/21/26	300,000	310,385
μ3.35% 4/24/25	300,000	311,043
μ3.52% 10/27/28	250,000	261,659
μ3.67% 7/24/28	200,000	211,896
3.70% 1/12/26	400,000	425,103
3.75% 6/16/24	400,000	424,615
3.88% 10/25/23	350,000	370,841
μ3.88% 1/24/39	250,000	273,705
μ3.98% 3/20/30	750,000	816,172
μ4.04% 6/1/24	250,000	264,293
4.05% 7/30/22	107,000	112,098
4.13% 7/25/28	380,000	408,168
μ4.28% 4/24/48	325,000	382,040
4.30% 11/20/26	400,000	431,254
4.45% 9/29/27	300,000	327,600
4.60% 3/9/26	105,000	114,812
4.65% 7/30/45	250,000	301,609
4.65% 7/23/48	250,000	306,397
4.75% 5/18/46	150,000	175,200
5.30% 5/6/44	167,000	207,902
5.50% 9/13/25	200,000	226,905
5.88% 2/22/33	200,000	246,842
5.88% 1/30/42	150,000	204,829
6.00% 10/31/33	100,000	125,163
6.63% 6/15/32	100,000	130,933
6.68% 9/13/43	150,000	217,800
8.13% 7/15/39	350,000	574,548
Citizens Bank
2.55% 5/13/21	250,000	251,785
2.65% 5/26/22	250,000	253,094
Citizens Financial Group
2.38% 7/28/21	30,000	30,085
4.30% 12/3/25	150,000	160,513
Comerica 3.70% 7/31/23	75,000	78,796
Comerica Bank 4.00% 7/27/25	250,000	269,544
Commonwealth Bank of Australia 2.55% 3/15/21	250,000	251,893
Compass Bank 2.88% 6/29/22	250,000	253,462
Cooperatieve Rabobank
2.50% 1/19/21	250,000	251,508
2.75% 1/10/23	250,000	254,594
3.38% 5/21/25	500,000	532,209
3.75% 7/21/26	250,000	259,564
3.88% 2/8/22	250,000	260,633
3.95% 11/9/22	250,000	260,543
4.50% 1/11/21	250,000	257,810
4.63% 12/1/23	350,000	375,961
5.25% 5/24/41	150,000	206,409
5.25% 8/4/45	250,000	314,129
Credit Suisse 3.63% 9/9/24	700,000	739,475
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Credit Suisse Group Funding Guernsey
3.45% 4/16/21	300,000	$ 305,029
3.80% 9/15/22	400,000	416,097
3.80% 6/9/23	400,000	418,024
4.55% 4/17/26	350,000	384,606
4.88% 5/15/45	400,000	490,297
Deutsche Bank
3.13% 1/13/21	200,000	200,421
3.15% 1/22/21	300,000	299,877
3.30% 11/16/22	200,000	198,932
3.38% 5/12/21	300,000	299,659
3.70% 5/30/24	490,000	491,101
4.10% 1/13/26	200,000	200,562
Discover Bank
3.35% 2/6/23	550,000	567,301
4.20% 8/8/23	250,000	265,936
Fifth Third Bancorp
3.50% 3/15/22	200,000	206,314
3.65% 1/25/24	100,000	105,478
4.30% 1/16/24	250,000	268,321
8.25% 3/1/38	100,000	154,024
Fifth Third Bank
2.20% 10/30/20	200,000	200,408
2.25% 6/14/21	200,000	200,697
3.35% 7/26/21	200,000	204,130
3.95% 7/28/25	200,000	217,720
First Republic Bank 4.63% 2/13/47	250,000	287,890
Goldman Sachs Group
2.35% 11/15/21	225,000	225,278
2.63% 4/25/21	75,000	75,456
2.88% 2/25/21	250,000	252,221
μ2.88% 10/31/22	350,000	354,079
μ2.91% 6/5/23	150,000	152,014
μ2.91% 7/24/23	150,000	152,090
3.00% 4/26/22	330,000	333,658
3.20% 2/23/23	470,000	482,884
μ3.27% 9/29/25	550,000	568,112
3.63% 1/22/23	450,000	468,288
3.63% 2/20/24	210,000	220,228
μ3.69% 6/5/28	135,000	141,717
3.75% 5/22/25	750,000	794,279
μ3.81% 4/23/29	400,000	425,025
3.85% 7/8/24	400,000	423,697
3.85% 1/26/27	300,000	318,353
μ4.02% 10/31/38	350,000	377,581
μ4.22% 5/1/29	500,000	546,230
μ4.41% 4/23/39	500,000	565,699
4.75% 10/21/45	150,000	180,233
5.15% 5/22/45	360,000	427,864
5.25% 7/27/21	400,000	421,671
5.75% 1/24/22	750,000	808,308
5.95% 1/15/27	200,000	237,905
6.25% 2/1/41	255,000	352,600

LVIP SSGA Bond Index Fund–13

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group (continued)
6.45% 5/1/36	200,000	$ 260,393
6.75% 10/1/37	800,000	1,081,277
HSBC Bank USA
5.63% 8/15/35	500,000	628,359
5.88% 11/1/34	100,000	128,501
7.00% 1/15/39	100,000	144,702
HSBC Holdings
2.65% 1/5/22	250,000	251,874
μ3.26% 3/13/23	200,000	203,694
3.40% 3/8/21	250,000	254,005
3.60% 5/25/23	500,000	520,595
μ3.80% 3/11/25	325,000	338,847
μ3.95% 5/18/24	235,000	246,068
μ3.97% 5/22/30	435,000	464,819
4.00% 3/30/22	500,000	521,965
μ4.04% 3/13/28	200,000	212,554
4.25% 3/14/24	300,000	315,866
μ4.29% 9/12/26	600,000	643,828
4.30% 3/8/26	250,000	270,230
4.38% 11/23/26	375,000	401,522
μ4.58% 6/19/29	235,000	260,478
5.10% 4/5/21	300,000	312,841
6.10% 1/14/42	200,000	284,831
6.50% 5/2/36	200,000	266,553
6.50% 9/15/37	200,000	269,028
6.80% 6/1/38	200,000	278,789
Huntington Bancshares
2.30% 1/14/22	100,000	100,575
2.63% 8/6/24	100,000	101,082
4.00% 5/15/25	150,000	160,931
Huntington National Bank 3.25% 5/14/21	250,000	254,290
Industrial & Commercial Bank of China 3.54% 11/8/27	250,000	262,441
ING Groep
3.55% 4/9/24	500,000	522,698
4.05% 4/9/29	370,000	407,353
JPMorgan Chase & Co.
μ2.30% 10/15/25	185,000	184,431
2.40% 6/7/21	350,000	351,763
2.55% 10/29/20	275,000	276,466
2.55% 3/1/21	500,000	502,941
2.70% 5/18/23	250,000	254,366
μ2.74% 10/15/30	125,000	124,284
μ2.78% 4/25/23	113,000	114,496
2.95% 10/1/26	500,000	513,078
3.20% 1/25/23	500,000	516,702
3.20% 6/15/26	450,000	467,530
μ3.21% 4/1/23	235,000	240,839
μ3.22% 3/1/25	270,000	279,695
3.25% 9/23/22	550,000	568,681
3.30% 4/1/26	500,000	523,657
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
3.38% 5/1/23	200,000	$ 206,978
μ3.51% 6/18/22	700,000	715,951
μ3.51% 1/23/29	310,000	327,942
μ3.54% 5/1/28	150,000	158,296
μ3.56% 4/23/24	265,000	276,486
3.63% 5/13/24	250,000	264,944
3.63% 12/1/27	260,000	273,944
μ3.70% 5/6/30	250,000	268,091
μ3.80% 7/23/24	300,000	316,570
3.90% 7/15/25	500,000	539,487
μ3.90% 1/23/49	350,000	390,058
μ3.96% 1/29/27	500,000	541,024
μ3.96% 11/15/48	200,000	224,581
μ4.01% 4/23/29	350,000	382,575
μ4.02% 12/5/24	200,000	213,368
4.13% 12/15/26	500,000	546,029
μ4.20% 7/23/29	300,000	332,749
4.25% 10/15/20	750,000	767,561
4.35% 8/15/21	600,000	624,335
μ4.45% 12/5/29	200,000	226,257
4.95% 6/1/45	500,000	623,683
5.40% 1/6/42	200,000	265,229
5.50% 10/15/40	100,000	134,117
5.60% 7/15/41	500,000	679,951
6.40% 5/15/38	450,000	645,005
8.00% 4/29/27	100,000	133,667
KeyBank
2.30% 9/14/22	250,000	251,409
2.40% 6/9/22	250,000	252,039
2.50% 11/22/21	250,000	251,663
KeyCorp 5.10% 3/24/21	300,000	312,606
Korea Development Bank
2.63% 2/27/22	300,000	304,060
2.75% 3/19/23	200,000	204,914
Kreditanstalt fuer Wiederaufbau
^0.00% 4/18/36	200,000	141,290
^0.00% 6/29/37	500,000	343,740
1.38% 8/5/24	500,000	494,408
1.50% 6/15/21	700,000	697,500
1.63% 3/15/21	1,000,000	998,222
1.75% 9/15/21	350,000	350,263
1.75% 8/22/22	350,000	351,224
1.75% 9/14/29	140,000	140,089
1.88% 11/30/20	500,000	500,426
2.00% 11/30/21	500,000	503,584
2.00% 10/4/22	700,000	707,677
2.00% 5/2/25	400,000	408,057
2.13% 1/17/23	1,000,000	1,016,232
2.38% 3/24/21	980,000	988,873
2.38% 12/29/22	395,000	404,478
2.63% 1/25/22	400,000	408,938
2.63% 2/28/24	680,000	709,305
2.88% 4/3/28	525,000	573,816

LVIP SSGA Bond Index Fund–14

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Landwirtschaftliche Rentenbank
2.50% 11/15/27	300,000	$ 317,684
3.13% 11/14/23	1,000,000	1,059,498
Lloyds Bank
3.30% 5/7/21	200,000	203,466
6.38% 1/21/21	300,000	315,985
Lloyds Banking Group
μ2.86% 3/17/23	400,000	401,394
μ2.91% 11/7/23	350,000	350,857
3.00% 1/11/22	200,000	202,121
3.10% 7/6/21	200,000	202,750
μ3.57% 11/7/28	350,000	357,454
3.75% 1/11/27	235,000	243,932
4.05% 8/16/23	200,000	209,843
4.34% 1/9/48	150,000	153,961
4.38% 3/22/28	200,000	217,687
4.45% 5/8/25	200,000	215,409
4.58% 12/10/25	300,000	315,322
4.65% 3/24/26	200,000	210,836
Manufacturers & Traders Trust 2.63% 1/25/21	250,000	251,859
Mitsubishi UFJ Financial Group
2.53% 9/13/23	200,000	201,960
2.62% 7/18/22	200,000	201,889
2.67% 7/25/22	200,000	202,137
2.80% 7/18/24	200,000	203,625
2.95% 3/1/21	230,000	232,280
3.00% 2/22/22	350,000	356,349
3.20% 7/18/29	200,000	206,919
3.22% 3/7/22	100,000	102,389
3.29% 7/25/27	200,000	209,153
3.41% 3/7/24	150,000	156,260
3.46% 3/2/23	200,000	207,313
3.54% 7/26/21	90,000	92,052
3.74% 3/7/29	200,000	216,945
3.75% 7/18/39	200,000	214,973
3.76% 7/26/23	400,000	420,772
3.78% 3/2/25	200,000	213,762
3.85% 3/1/26	400,000	429,578
3.96% 3/2/28	350,000	384,385
4.05% 9/11/28	200,000	221,577
4.15% 3/7/39	70,000	79,618
4.29% 7/26/38	70,000	80,756
Mizuho Financial Group
2.60% 9/11/22	200,000	201,558
μ2.84% 7/16/25	200,000	202,287
2.95% 2/28/22	200,000	202,934
μ3.15% 7/16/30	200,000	204,539
3.17% 9/11/27	200,000	207,681
3.55% 3/5/23	200,000	208,106
μ3.92% 9/11/24	200,000	210,597
4.02% 3/5/28	200,000	219,958
μ4.25% 9/11/29	200,000	223,731
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley
2.63% 11/17/21	400,000	$ 403,943
μ2.72% 7/22/25	95,000	96,016
2.75% 5/19/22	415,000	421,175
3.13% 1/23/23	450,000	461,879
3.13% 7/27/26	235,000	242,393
μ3.59% 7/22/28	200,000	211,000
3.63% 1/20/27	350,000	370,917
3.70% 10/23/24	725,000	768,178
μ3.74% 4/24/24	210,000	219,429
3.75% 2/25/23	500,000	523,104
μ3.77% 1/24/29	450,000	481,329
3.88% 1/27/26	265,000	284,670
3.95% 4/23/27	300,000	317,592
μ3.97% 7/22/38	130,000	142,849
4.00% 7/23/25	200,000	215,924
4.10% 5/22/23	350,000	368,811
4.30% 1/27/45	500,000	579,510
4.35% 9/8/26	300,000	325,132
4.38% 1/22/47	400,000	470,209
μ4.43% 1/23/30	165,000	185,465
4.88% 11/1/22	250,000	268,205
5.00% 11/24/25	175,000	196,250
5.50% 7/28/21	300,000	318,426
5.75% 1/25/21	650,000	680,326
6.25% 8/9/26	100,000	121,333
6.38% 7/24/42	850,000	1,235,641
7.25% 4/1/32	100,000	142,833
MUFG Americas Holdings 3.00% 2/10/25	120,000	122,641
MUFG Union Bank 3.15% 4/1/22	250,000	256,240
National Australia Bank
1.88% 7/12/21	250,000	249,347
2.50% 7/12/26	250,000	252,434
2.80% 1/10/22	250,000	254,675
3.00% 1/20/23	500,000	513,075
National Bank of Canada 2.20% 11/2/20	250,000	250,544
Northern Trust
3.45% 11/4/20	100,000	101,526
3.65% 8/3/28	100,000	109,771
3.95% 10/30/25	250,000	272,210
Oesterreichische Kontrollbank
1.88% 1/20/21	900,000	900,820
2.88% 9/7/21	75,000	76,638
2.88% 3/13/23	150,000	156,041
Oesterreichische Kontrollbank AG 1.63% 9/17/22	80,000	79,925
PNC Bank
2.15% 4/29/21	250,000	250,488
2.45% 7/28/22	250,000	252,687
2.63% 2/17/22	250,000	253,558

LVIP SSGA Bond Index Fund–15

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
PNC Bank (continued)
2.70% 11/1/22	250,000	$ 253,707
3.10% 10/25/27	250,000	263,736
3.25% 6/1/25	250,000	261,749
PNC Financial Services Group
3.15% 5/19/27	250,000	263,844
3.30% 3/8/22	300,000	309,695
3.45% 4/23/29	350,000	374,771
3.50% 1/23/24	125,000	132,056
Regions Bank 2.75% 4/1/21	300,000	302,051
Regions Financial
2.75% 8/14/22	200,000	202,712
3.20% 2/8/21	100,000	101,260
3.80% 8/14/23	100,000	105,468
Royal Bank of Canada
2.15% 10/26/20	115,000	115,224
2.30% 3/22/21	900,000	904,860
2.35% 10/30/20	600,000	602,654
2.80% 4/29/22	350,000	356,505
3.20% 4/30/21	115,000	117,197
Royal Bank of Scotland Group
μ3.50% 5/15/23	400,000	405,521
μ4.27% 3/22/25	400,000	418,643
μ4.45% 5/8/30	200,000	214,267
μ4.52% 6/25/24	400,000	420,878
4.80% 4/5/26	250,000	273,527
5.13% 5/28/24	355,000	378,712
6.00% 12/19/23	325,000	357,044
6.10% 6/10/23	165,000	179,865
6.13% 12/15/22	370,000	400,608
Santander Holdings USA
3.40% 1/18/23	150,000	153,592
3.70% 3/28/22	190,000	195,400
4.40% 7/13/27	220,000	236,432
4.50% 7/17/25	250,000	268,407
Santander UK
2.13% 11/3/20	200,000	199,840
2.88% 6/18/24	200,000	203,116
3.40% 6/1/21	200,000	203,529
Santander UK Group Holdings
2.88% 10/16/20	100,000	100,408
2.88% 8/5/21	250,000	251,159
μ3.37% 1/5/24	500,000	508,137
μ3.82% 11/3/28	200,000	205,979
Skandinaviska Enskilda Banken
2.63% 3/15/21	250,000	251,888
2.80% 3/11/22	250,000	253,422
Sumitomo Mitsui Banking 3.20% 7/18/22	250,000	256,644
Sumitomo Mitsui Financial Group
2.45% 9/27/24	200,000	199,918
2.70% 7/16/24	200,000	202,367
2.78% 7/12/22	200,000	202,968
2.78% 10/18/22	150,000	152,260
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Sumitomo Mitsui Financial Group (continued)
2.85% 1/11/22	250,000	$ 253,476
2.93% 3/9/21	200,000	201,844
3.01% 10/19/26	500,000	513,355
3.04% 7/16/29	200,000	204,835
3.10% 1/17/23	250,000	256,410
3.20% 9/17/29	500,000	507,389
3.35% 10/18/27	150,000	158,037
3.36% 7/12/27	200,000	210,499
3.45% 1/11/27	250,000	264,188
3.54% 1/17/28	250,000	266,553
3.75% 7/19/23	150,000	157,750
3.78% 3/9/26	200,000	214,422
3.94% 7/19/28	150,000	165,132
SunTrust Bank
2.45% 8/1/22	150,000	151,464
2.70% 1/27/22	150,000	151,726
2.80% 5/17/22	150,000	152,663
2.90% 3/3/21	100,000	101,070
3.00% 2/2/23	100,000	102,554
3.30% 5/15/26	200,000	207,695
μ3.50% 8/2/22	200,000	204,471
μ3.69% 8/2/24	200,000	209,774
4.05% 11/3/25	75,000	82,019
Svenska Handelsbanken
1.88% 9/7/21	250,000	249,223
2.45% 3/30/21	250,000	251,466
3.35% 5/24/21	250,000	255,314
Synchrony Bank 3.65% 5/24/21	250,000	254,872
Synovus Financial 3.13% 11/1/22	60,000	60,454
Toronto-Dominion Bank
1.80% 7/13/21	150,000	149,626
2.13% 4/7/21	150,000	150,424
2.50% 12/14/20	200,000	201,299
2.55% 1/25/21	150,000	151,177
2.65% 6/12/24	200,000	203,905
3.25% 6/11/21	350,000	357,459
3.25% 3/11/24	200,000	209,155
3.50% 7/19/23	150,000	158,280
US Bancorp
2.35% 1/29/21	150,000	150,761
2.38% 7/22/26	150,000	151,540
2.40% 7/30/24	150,000	152,030
2.95% 7/15/22	200,000	204,714
3.00% 3/15/22	150,000	153,649
3.00% 7/30/29	150,000	154,772
3.10% 4/27/26	65,000	67,573
3.15% 4/27/27	350,000	371,277
3.38% 2/5/24	250,000	263,122
3.60% 9/11/24	250,000	265,891
3.70% 1/30/24	250,000	266,761
3.90% 4/26/28	250,000	280,757

LVIP SSGA Bond Index Fund–16

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
US Bank
2.05% 10/23/20	250,000	$ 250,379
2.85% 1/23/23	250,000	255,891
Wachovia 5.50% 8/1/35	150,000	186,322
Wells Fargo & Co.
2.10% 7/26/21	400,000	399,717
2.50% 3/4/21	350,000	351,743
2.55% 12/7/20	300,000	301,692
2.63% 7/22/22	150,000	151,718
3.00% 4/22/26	150,000	153,931
3.00% 10/23/26	300,000	308,370
μ3.20% 6/17/27	370,000	382,657
3.30% 9/9/24	250,000	261,154
3.45% 2/13/23	250,000	258,344
3.50% 3/8/22	600,000	619,332
μ3.58% 5/22/28	755,000	800,443
3.75% 1/24/24	300,000	317,641
4.10% 6/3/26	740,000	793,301
4.13% 8/15/23	300,000	318,573
4.15% 1/24/29	300,000	332,913
4.30% 7/22/27	750,000	822,398
4.40% 6/14/46	250,000	281,153
4.60% 4/1/21	350,000	362,858
4.65% 11/4/44	225,000	260,365
4.75% 12/7/46	350,000	413,799
Wells Fargo Bank
μ2.08% 9/9/22	1,000,000	997,979
2.60% 1/15/21	750,000	755,649
μ2.90% 5/27/22	495,000	500,749
6.60% 1/15/38	450,000	642,585
Wells Fargo Capital X 5.95% 12/1/86	100,000	123,849
Westpac Banking
2.00% 8/19/21	200,000	199,836
2.10% 5/13/21	150,000	150,132
2.50% 6/28/22	150,000	151,985
2.60% 11/23/20	150,000	151,011
2.65% 1/25/21	250,000	251,979
2.70% 8/19/26	200,000	204,798
2.85% 5/13/26	150,000	155,050
3.30% 2/26/24	250,000	261,778
3.35% 3/8/27	250,000	267,703
3.40% 1/25/28	100,000	108,314
3.65% 5/15/23	100,000	105,298
μ4.11% 7/24/34	95,000	99,298
μ4.32% 11/23/31	250,000	264,439
4.42% 7/24/39	70,000	77,457
Zions Bancorporation 3.35% 3/4/22	250,000	255,675
		162,925,310
Beverages–0.68%
Anheuser-Busch InBev Finance
2.65% 2/1/21	2,000,000	2,019,487
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Anheuser-Busch InBev Finance (continued)
4.00% 1/17/43	100,000	$ 105,210
Anheuser-Busch InBev Worldwide
3.75% 7/15/42	136,000	141,070
4.00% 4/13/28	270,000	298,022
4.15% 1/23/25	1,115,000	1,218,576
4.38% 4/15/38	285,000	319,642
4.44% 10/6/48	395,000	447,884
4.60% 4/15/48	115,000	132,854
4.70% 2/1/36	950,000	1,099,048
4.75% 1/23/29	195,000	226,820
4.75% 4/15/58	200,000	234,663
4.90% 1/23/31	160,000	190,402
4.95% 1/15/42	300,000	354,514
5.45% 1/23/39	165,000	208,941
5.55% 1/23/49	1,230,000	1,612,062
5.80% 1/23/59	115,000	155,513
8.20% 1/15/39	200,000	318,196
Brown-Forman
3.50% 4/15/25	60,000	63,888
4.00% 4/15/38	85,000	97,205
Coca-Cola
1.55% 9/1/21	150,000	149,332
1.75% 9/6/24	150,000	148,698
2.13% 9/6/29	150,000	147,186
2.20% 5/25/22	70,000	70,600
2.25% 9/1/26	200,000	201,231
2.45% 11/1/20	200,000	201,150
2.50% 4/1/23	250,000	256,170
2.55% 6/1/26	100,000	102,524
2.88% 10/27/25	100,000	104,734
2.90% 5/25/27	100,000	105,348
3.15% 11/15/20	170,000	172,358
3.30% 9/1/21	250,000	256,855
Coca-Cola Consolidated 3.80% 11/25/25	50,000	52,585
Coca-Cola Femsa 3.88% 11/26/23	200,000	211,665
Constellation Brands
2.25% 11/6/20	200,000	200,099
2.70% 5/9/22	30,000	30,389
3.15% 8/1/29	100,000	102,108
3.20% 2/15/23	100,000	103,124
3.50% 5/9/27	30,000	31,404
3.60% 2/15/28	100,000	105,668
3.70% 12/6/26	100,000	105,901
3.75% 5/1/21	75,000	76,671
4.10% 2/15/48	100,000	107,748
4.25% 5/1/23	280,000	299,527
4.50% 5/9/47	45,000	50,660
4.65% 11/15/28	125,000	142,410
Diageo Capital
2.13% 10/24/24	200,000	199,942
2.38% 10/24/29	200,000	198,192

LVIP SSGA Bond Index Fund–17

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Diageo Capital (continued)
3.50% 9/18/23	200,000	$ 210,393
3.88% 5/18/28	200,000	223,216
3.88% 4/29/43	30,000	34,214
5.88% 9/30/36	100,000	138,877
Diageo Investment
2.88% 5/11/22	200,000	204,637
8.00% 9/15/22	100,000	116,477
Fomento Economico Mexicano
2.88% 5/10/23	150,000	151,636
4.38% 5/10/43	200,000	228,388
Keurig Dr Pepper
3.13% 12/15/23	100,000	103,095
3.40% 11/15/25	150,000	155,446
3.43% 6/15/27	70,000	72,277
3.55% 5/25/21	400,000	408,667
4.42% 12/15/46	50,000	53,889
4.60% 5/25/28	150,000	168,273
4.99% 5/25/38	100,000	116,357
Molson Coors Brewing
2.10% 7/15/21	100,000	100,025
3.00% 7/15/26	110,000	111,244
4.20% 7/15/46	345,000	349,240
5.00% 5/1/42	250,000	276,628
PepsiCo
1.70% 10/6/21	150,000	149,716
2.00% 4/15/21	150,000	150,506
2.15% 10/14/20	150,000	150,299
2.25% 5/2/22	200,000	201,813
2.38% 10/6/26	80,000	81,052
2.75% 3/1/23	550,000	567,026
2.85% 2/24/26	90,000	93,846
3.00% 8/25/21	100,000	102,163
3.00% 10/15/27	150,000	158,942
3.13% 11/1/20	250,000	253,503
3.60% 3/1/24	479,000	510,059
3.60% 8/13/42	250,000	274,999
4.00% 3/5/42	100,000	115,286
4.00% 5/2/47	105,000	123,154
4.45% 4/14/46	120,000	149,705
		19,483,324
Biotechnology–0.36%
Amgen
1.85% 8/19/21	100,000	99,666
2.25% 8/19/23	200,000	201,329
2.60% 8/19/26	200,000	200,815
2.65% 5/11/22	200,000	202,693
2.70% 5/1/22	100,000	101,517
3.13% 5/1/25	200,000	208,072
3.63% 5/15/22	100,000	103,486
3.63% 5/22/24	150,000	159,012
3.88% 11/15/21	200,000	206,540
4.10% 6/15/21	100,000	102,966
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Amgen (continued)
4.40% 5/1/45	300,000	$ 339,560
5.15% 11/15/41	250,000	304,135
5.65% 6/15/42	200,000	253,332
5.75% 3/15/40	200,000	260,997
6.38% 6/1/37	100,000	135,121
6.40% 2/1/39	50,000	67,936
Baxalta
4.00% 6/23/25	45,000	48,506
5.25% 6/23/45	14,000	18,131
Biogen
3.63% 9/15/22	145,000	150,812
4.05% 9/15/25	145,000	157,202
5.20% 9/15/45	255,000	302,749
Celgene
2.75% 2/15/23	200,000	203,697
2.88% 8/15/20	200,000	201,136
2.88% 2/19/21	45,000	45,446
3.25% 8/15/22	250,000	257,674
3.25% 2/20/23	150,000	155,380
3.45% 11/15/27	200,000	212,076
3.63% 5/15/24	200,000	211,331
3.88% 8/15/25	200,000	216,039
3.90% 2/20/28	250,000	274,062
3.95% 10/15/20	100,000	101,783
4.00% 8/15/23	100,000	106,348
4.35% 11/15/47	200,000	232,194
4.55% 2/20/48	250,000	298,747
4.63% 5/15/44	300,000	356,791
5.00% 8/15/45	110,000	138,123
Gilead Sciences
1.95% 3/1/22	85,000	85,009
2.95% 3/1/27	300,000	309,603
3.25% 9/1/22	125,000	129,180
3.50% 2/1/25	670,000	707,814
3.65% 3/1/26	300,000	321,797
4.15% 3/1/47	380,000	423,425
4.40% 12/1/21	200,000	208,718
4.50% 4/1/21	100,000	103,349
4.50% 2/1/45	80,000	92,717
4.60% 9/1/35	200,000	237,444
4.75% 3/1/46	250,000	298,009
4.80% 4/1/44	200,000	239,536
5.65% 12/1/41	250,000	329,254
		10,121,259
Building Materials–0.06%
Fortune Brands Home & Security
3.25% 9/15/29	150,000	149,290
4.00% 6/15/25	50,000	52,896
Johnson Controls International
φ3.63% 7/2/24	100,000	104,676
3.90% 2/14/26	28,000	29,957
4.50% 2/15/47	145,000	160,105

LVIP SSGA Bond Index Fund–18

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Johnson Controls International (continued)
φ4.95% 7/2/64	68,000	$ 71,838
5.13% 9/14/45	7,000	8,180
Lennox International 3.00% 11/15/23	25,000	25,177
Martin Marietta Materials
3.45% 6/1/27	43,000	43,812
3.50% 12/15/27	100,000	102,705
4.25% 7/2/24	55,000	58,883
4.25% 12/15/47	100,000	101,105
Masco
3.50% 11/15/27	60,000	60,981
4.38% 4/1/26	160,000	171,870
4.50% 5/15/47	100,000	101,547
Owens Corning
3.95% 8/15/29	70,000	71,316
4.30% 7/15/47	100,000	90,990
7.00% 12/1/36	50,000	61,404
Vulcan Materials
3.90% 4/1/27	45,000	47,274
4.70% 3/1/48	250,000	274,530
		1,788,536
Chemicals–0.38%
Air Products & Chemicals 3.35% 7/31/24	250,000	263,867
Albemarle 5.45% 12/1/44	500,000	568,331
Cabot 4.00% 7/1/29	100,000	104,950
Celanese US Holdings
4.63% 11/15/22	90,000	95,818
5.88% 6/15/21	70,000	73,924
Dow Chemical
3.15% 5/15/24	85,000	87,243
3.63% 5/15/26	150,000	156,690
4.38% 11/15/42	400,000	416,033
4.80% 5/15/49	95,000	105,168
5.25% 11/15/41	100,000	114,873
7.38% 11/1/29	125,000	164,783
9.40% 5/15/39	100,000	161,561
DowDuPont
3.77% 11/15/20	100,000	101,868
4.21% 11/15/23	300,000	321,688
4.49% 11/15/25	250,000	276,482
4.73% 11/15/28	350,000	400,666
5.32% 11/15/38	135,000	165,055
5.42% 11/15/48	225,000	285,248
Eastman Chemical
3.60% 8/15/22	225,000	232,447
3.80% 3/15/25	100,000	104,834
4.65% 10/15/44	70,000	76,156
4.80% 9/1/42	250,000	273,462
Ecolab
2.38% 8/10/22	150,000	151,345
2.70% 11/1/26	45,000	46,287
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Ecolab (continued)
3.25% 1/14/23	100,000	$ 103,650
4.35% 12/8/21	164,000	171,943
FMC
3.95% 2/1/22	100,000	103,032
4.10% 2/1/24	100,000	104,508
Huntsman International 4.50% 5/1/29	90,000	94,694
International Flavors & Fragrances
3.20% 5/1/23	50,000	50,959
4.38% 6/1/47	55,000	56,095
LYB International Finance
3.50% 3/2/27	159,000	163,929
4.00% 7/15/23	200,000	211,611
4.20% 10/15/49	125,000	124,359
LyondellBasell Industries 6.00% 11/15/21	350,000	373,326
Methanex 5.65% 12/1/44	200,000	193,535
Mosaic
3.25% 11/15/22	100,000	102,236
4.05% 11/15/27	150,000	155,966
4.25% 11/15/23	125,000	132,529
5.45% 11/15/33	104,000	117,919
5.63% 11/15/43	200,000	222,046
NewMarket 4.10% 12/15/22	50,000	52,063
Nutrien
3.00% 4/1/25	300,000	305,058
3.15% 10/1/22	100,000	101,951
4.13% 3/15/35	500,000	522,376
6.13% 1/15/41	245,000	303,929
PPG Industries
2.40% 8/15/24	100,000	100,057
2.80% 8/15/29	100,000	100,309
3.60% 11/15/20	100,000	101,690
Praxair
2.20% 8/15/22	100,000	100,739
2.70% 2/21/23	100,000	102,241
4.05% 3/15/21	100,000	102,797
Rohm & Haas 7.85% 7/15/29	150,000	201,026
RPM International
3.75% 3/15/27	100,000	103,924
5.25% 6/1/45	100,000	110,420
Sherwin-Williams
2.75% 6/1/22	113,000	114,566
2.95% 8/15/29	100,000	100,398
3.13% 6/1/24	100,000	103,385
3.45% 6/1/27	145,000	151,773
3.80% 8/15/49	100,000	102,534
3.95% 1/15/26	250,000	267,317
4.50% 6/1/47	88,000	98,775
Syngenta Finance 3.13% 3/28/22	100,000	100,593
Westlake Chemical
3.60% 8/15/26	150,000	155,004

LVIP SSGA Bond Index Fund–19

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Westlake Chemical (continued)
5.00% 8/15/46	100,000	$ 107,577
		10,841,618
Commercial Services–0.21%
Automatic Data Processing 3.38% 9/15/25	125,000	134,021
Board of Trustees of The Leland Stanford Junior University 3.65% 5/1/48	70,000	82,000
Boston University 4.06% 10/1/48	25,000	30,341
California Institute of Technology 4.32% 8/1/45	60,000	76,957
Cintas No. 2
2.90% 4/1/22	100,000	102,221
3.70% 4/1/27	100,000	109,131
Equifax
2.30% 6/1/21	125,000	125,308
3.95% 6/15/23	40,000	42,011
George Washington University
4.13% 9/15/48	200,000	239,045
4.30% 9/15/44	100,000	121,292
Georgetown University
4.32% 4/1/49	50,000	62,808
5.22% 10/1/18	50,000	70,149
IHS Markit
3.63% 5/1/24	35,000	36,307
4.13% 8/1/23	100,000	105,355
4.25% 5/1/29	75,000	80,751
4.75% 8/1/28	100,000	111,650
Massachusetts Institute of Technology
3.89% 7/1/16	55,000	65,281
5.60% 7/1/11	200,000	341,845
Moody's
2.63% 1/15/23	100,000	101,266
2.75% 12/15/21	125,000	126,697
3.25% 6/7/21	75,000	76,529
3.25% 1/15/28	65,000	67,980
4.25% 2/1/29	100,000	112,373
4.88% 12/17/48	100,000	124,334
Northwestern University 3.66% 12/1/57	75,000	89,104
PayPal Holdings
2.20% 9/26/22	60,000	60,250
2.40% 10/1/24	105,000	105,691
2.65% 10/1/26	65,000	65,550
2.85% 10/1/29	95,000	95,794
President & Fellows of Harvard College
3.15% 7/15/46	100,000	107,158
3.30% 7/15/56	100,000	109,790
Princeton University 5.70% 3/1/39	50,000	71,334
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
RELX Capital
3.50% 3/16/23	145,000	$ 150,311
4.00% 3/18/29	200,000	218,481
S&P Global
2.95% 1/22/27	150,000	156,438
6.55% 11/15/37	400,000	579,223
Total System Services
3.75% 6/1/23	125,000	130,169
3.80% 4/1/21	50,000	51,064
4.00% 6/1/23	100,000	105,037
4.45% 6/1/28	100,000	110,513
4.80% 4/1/26	100,000	111,186
Trustees of the University of Pennsylvania 3.61% 2/15/19	100,000	110,245
University of Chicago 4.00% 10/1/53	60,000	73,566
University of Notre Dame du Lac 3.39% 2/15/48	100,000	111,060
University of Southern California
3.03% 10/1/39	200,000	206,413
3.84% 10/1/47	55,000	65,656
Verisk Analytics
4.00% 6/15/25	100,000	107,732
4.13% 9/12/22	100,000	105,024
4.13% 3/15/29	120,000	132,322
William Marsh Rice University 3.57% 5/15/45	100,000	111,018
		5,885,781
Computers–0.68%
Apple
1.55% 8/4/21	250,000	248,845
1.70% 9/11/22	120,000	119,864
1.80% 9/11/24	200,000	199,043
2.00% 11/13/20	150,000	150,341
2.05% 9/11/26	200,000	197,903
2.10% 9/12/22	150,000	151,113
2.15% 2/9/22	250,000	251,978
2.20% 9/11/29	200,000	196,772
2.30% 5/11/22	150,000	151,828
2.40% 1/13/23	150,000	152,537
2.45% 8/4/26	250,000	253,554
2.50% 2/9/22	150,000	152,309
2.50% 2/9/25	250,000	256,062
2.70% 5/13/22	100,000	102,309
2.75% 1/13/25	100,000	103,404
2.85% 2/23/23	450,000	463,536
2.90% 9/12/27	400,000	416,818
2.95% 9/11/49	135,000	132,444
3.00% 11/13/27	200,000	210,284
3.20% 5/13/25	150,000	159,003
3.20% 5/11/27	154,000	163,450
3.25% 2/23/26	415,000	440,183
3.35% 2/9/27	200,000	214,001

LVIP SSGA Bond Index Fund–20

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Apple (continued)
3.45% 5/6/24	350,000	$ 372,858
3.45% 2/9/45	125,000	132,718
3.75% 9/12/47	225,000	251,558
3.75% 11/13/47	150,000	167,532
3.85% 5/4/43	350,000	393,184
3.85% 8/4/46	635,000	716,917
4.25% 2/9/47	25,000	29,930
4.38% 5/13/45	100,000	121,238
4.45% 5/6/44	600,000	729,627
4.50% 2/23/36	250,000	305,000
4.65% 2/23/46	530,000	667,346
Dell International
4.00% 7/15/24	100,000	104,656
4.42% 6/15/21	900,000	928,251
4.90% 10/1/26	300,000	321,824
5.30% 10/1/29	300,000	327,353
5.45% 6/15/23	505,000	549,909
6.02% 6/15/26	250,000	281,358
8.10% 7/15/36	135,000	172,430
8.35% 7/15/46	130,000	171,687
DXC Technology 4.75% 4/15/27	300,000	314,030
Genpact Luxembourg Sarl 3.70% 4/1/22	50,000	50,775
Hewlett Packard Enterprise
3.60% 10/15/20	550,000	557,169
4.90% 10/15/25	450,000	498,420
6.20% 10/15/35	250,000	297,039
6.35% 10/15/45	250,000	292,033
HP 6.00% 9/15/41	305,000	348,816
IBM Credit
1.80% 1/20/21	100,000	99,835
2.20% 9/8/22	100,000	100,496
2.65% 2/5/21	150,000	151,374
3.00% 2/6/23	150,000	154,404
International Business Machines
1.88% 8/1/22	600,000	597,633
2.50% 1/27/22	150,000	151,727
2.80% 5/13/21	135,000	136,848
2.85% 5/13/22	350,000	357,484
2.88% 11/9/22	150,000	153,887
3.00% 5/15/24	500,000	518,750
3.30% 5/15/26	250,000	263,842
3.30% 1/27/27	100,000	105,815
3.45% 2/19/26	150,000	159,522
3.50% 5/15/29	640,000	687,484
4.00% 6/20/42	200,000	220,950
4.15% 5/15/39	200,000	228,460
4.25% 5/15/49	350,000	403,286
5.60% 11/30/39	210,000	277,472
5.88% 11/29/32	120,000	159,693
NetApp 3.38% 6/15/21	150,000	152,700
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Seagate HDD Cayman
4.25% 3/1/22	35,000	$ 36,156
4.88% 3/1/24	100,000	105,108
		19,214,165
Cosmetics & Personal Care–0.13%
Colgate-Palmolive
2.25% 11/15/22	60,000	60,622
2.30% 5/3/22	100,000	101,791
3.70% 8/1/47	55,000	64,616
4.00% 8/15/45	100,000	118,983
Estee Lauder Companies
3.15% 3/15/27	100,000	105,642
4.15% 3/15/47	65,000	77,500
4.38% 6/15/45	250,000	304,838
Procter & Gamble
1.70% 11/3/21	150,000	149,914
1.85% 2/2/21	300,000	299,934
2.15% 8/11/22	150,000	151,721
2.30% 2/6/22	250,000	253,697
2.45% 11/3/26	150,000	153,784
2.70% 2/2/26	100,000	103,885
2.85% 8/11/27	150,000	158,713
3.10% 8/15/23	200,000	210,119
Unilever Capital
1.38% 7/28/21	120,000	118,682
2.00% 7/28/26	100,000	99,181
2.20% 5/5/22	150,000	151,035
2.60% 5/5/24	100,000	102,631
2.75% 3/22/21	100,000	101,176
2.90% 5/5/27	150,000	156,914
3.13% 3/22/23	150,000	155,812
3.25% 3/7/24	120,000	126,419
3.38% 3/22/25	100,000	105,963
3.50% 3/22/28	100,000	109,321
5.90% 11/15/32	133,000	181,008
		3,723,901
Distribution/Wholesale–0.01%
WW Grainger
3.75% 5/15/46	150,000	155,571
4.20% 5/15/47	100,000	111,645
4.60% 6/15/45	55,000	64,798
		332,014
Diversified Financial Services–0.87%
AerCap Ireland Capital
3.50% 5/26/22	150,000	153,876
3.50% 1/15/25	150,000	153,178
3.65% 7/21/27	150,000	152,759
3.95% 2/1/22	600,000	619,715
4.50% 5/15/21	450,000	464,701
4.63% 10/30/20	500,000	511,926
4.88% 1/16/24	150,000	162,077

LVIP SSGA Bond Index Fund–21

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Affiliated Managers Group 4.25% 2/15/24	100,000	$ 106,779
Air Lease
2.50% 3/1/21	60,000	60,191
2.63% 7/1/22	200,000	200,884
3.25% 3/1/25	100,000	101,773
3.38% 6/1/21	100,000	101,610
3.75% 6/1/26	100,000	103,966
3.88% 4/1/21	125,000	127,702
3.88% 7/3/23	250,000	261,052
4.25% 9/15/24	300,000	320,284
Aircastle
4.13% 5/1/24	90,000	93,824
4.25% 6/15/26	65,000	66,679
5.00% 4/1/23	90,000	96,442
5.13% 3/15/21	90,000	93,309
5.50% 2/15/22	90,000	95,797
American Express
2.20% 10/30/20	180,000	180,300
2.50% 8/1/22	250,000	252,597
2.50% 7/30/24	165,000	166,387
2.65% 12/2/22	115,000	116,872
3.00% 2/22/21	335,000	339,405
3.00% 10/30/24	300,000	310,014
3.38% 5/17/21	250,000	255,067
3.40% 2/27/23	200,000	207,805
3.40% 2/22/24	500,000	523,252
3.70% 8/3/23	150,000	158,134
4.05% 12/3/42	135,000	156,932
American Express Credit
2.25% 5/5/21	250,000	250,955
2.70% 3/3/22	100,000	101,777
3.30% 5/3/27	230,000	245,660
Ameriprise Financial 2.88% 9/15/26	100,000	102,369
BGC Partners 5.38% 7/24/23	100,000	106,885
BlackRock
3.20% 3/15/27	167,000	176,979
3.25% 4/30/29	150,000	160,778
3.38% 6/1/22	150,000	156,171
BOC Aviation 3.00% 5/23/22	500,000	502,330
Brookfield Finance
3.90% 1/25/28	100,000	105,069
4.00% 4/1/24	100,000	106,500
4.70% 9/20/47	150,000	164,665
Capital One Financial
3.20% 1/30/23	600,000	616,147
3.20% 2/5/25	150,000	154,323
3.45% 4/30/21	150,000	152,758
3.50% 6/15/23	300,000	312,641
3.75% 3/9/27	250,000	262,652
3.80% 1/31/28	400,000	422,369
3.90% 1/29/24	200,000	211,437
4.20% 10/29/25	200,000	213,208
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Capital One Financial (continued)
4.25% 4/30/25	150,000	$ 162,449
4.75% 7/15/21	100,000	104,440
Cboe Global Markets 3.65% 1/12/27	100,000	106,442
Charles Schwab
3.00% 3/10/25	100,000	103,488
3.20% 3/2/27	100,000	104,741
3.25% 5/21/21	135,000	137,822
3.25% 5/22/29	200,000	211,149
3.45% 2/13/26	70,000	74,090
3.85% 5/21/25	200,000	215,795
CME Group
3.00% 9/15/22	300,000	309,708
3.75% 6/15/28	100,000	111,836
4.15% 6/15/48	75,000	89,889
5.30% 9/15/43	100,000	135,516
Discover Financial Services
3.75% 3/4/25	100,000	104,715
3.95% 11/6/24	100,000	106,177
4.10% 2/9/27	115,000	122,471
4.50% 1/30/26	150,000	163,105
5.20% 4/27/22	100,000	106,957
E*TRADE Financial
2.95% 8/24/22	75,000	76,232
3.80% 8/24/27	35,000	36,546
4.50% 6/20/28	100,000	108,982
Eaton Vance 3.50% 4/6/27	100,000	105,972
Franklin Resources 2.85% 3/30/25	100,000	103,309
GE Capital International Funding Unlimited
2.34% 11/15/20	1,100,000	1,097,642
4.42% 11/15/35	854,000	895,229
Intercontinental Exchange
2.35% 9/15/22	250,000	252,134
2.75% 12/1/20	85,000	85,700
3.10% 9/15/27	250,000	261,586
3.45% 9/21/23	60,000	62,851
3.75% 12/1/25	85,000	91,743
3.75% 9/21/28	105,000	115,241
4.00% 10/15/23	200,000	213,766
4.25% 9/21/48	150,000	178,822
Invesco Finance
3.75% 1/15/26	100,000	106,676
4.00% 1/30/24	500,000	531,493
Janus Capital Group 4.88% 8/1/25	150,000	163,708
Jefferies Financial Group 5.50% 10/18/23	200,000	217,156
Jefferies Group
4.85% 1/15/27	310,000	329,114
5.13% 1/20/23	150,000	161,518
6.25% 1/15/36	100,000	115,415

LVIP SSGA Bond Index Fund–22

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Lazard Group
3.63% 3/1/27	100,000	$ 102,745
3.75% 2/13/25	100,000	104,589
Legg Mason
4.75% 3/15/26	150,000	164,340
5.63% 1/15/44	100,000	111,742
Mastercard
2.00% 11/21/21	100,000	100,451
2.95% 11/21/26	150,000	157,946
2.95% 6/1/29	150,000	157,532
3.65% 6/1/49	150,000	170,227
3.80% 11/21/46	100,000	114,776
Nasdaq 3.85% 6/30/26	45,000	48,256
ORIX
2.90% 7/18/22	90,000	91,546
3.25% 12/4/24	100,000	103,726
3.70% 7/18/27	100,000	107,270
Private Export Funding
2.45% 7/15/24	250,000	256,733
4.30% 12/15/21	100,000	105,216
Raymond James Financial 4.95% 7/15/46	50,000	59,826
Synchrony Financial
2.85% 7/25/22	60,000	60,529
3.70% 8/4/26	200,000	204,294
4.25% 8/15/24	150,000	158,212
4.38% 3/19/24	35,000	37,163
4.50% 7/23/25	100,000	106,800
5.15% 3/19/29	50,000	55,479
TD Ameritrade Holding
2.95% 4/1/22	250,000	256,392
3.30% 4/1/27	90,000	94,592
3.75% 4/1/24	150,000	159,681
Visa
2.15% 9/15/22	45,000	45,477
2.75% 9/15/27	75,000	78,681
2.80% 12/14/22	300,000	308,646
3.15% 12/14/25	750,000	800,014
3.65% 9/15/47	375,000	427,899
4.15% 12/14/35	115,000	138,735
4.30% 12/14/45	530,000	658,632
Western Union 4.25% 6/9/23	150,000	157,771
		24,728,505
Electric–1.78%
AEP Texas 4.15% 5/1/49	100,000	115,253
AEP Transmission 3.75% 12/1/47	100,000	109,272
Alabama Power
2.45% 3/30/22	100,000	101,063
3.70% 12/1/47	100,000	107,847
3.75% 3/1/45	150,000	161,926
4.30% 1/2/46	150,000	176,531
4.30% 7/15/48	65,000	76,100
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Alabama Power (continued)
6.13% 5/15/38	100,000	$ 139,911
Ameren
2.70% 11/15/20	50,000	50,274
3.65% 2/15/26	50,000	52,571
Ameren Illinois
3.70% 12/1/47	100,000	108,797
3.80% 5/15/28	100,000	111,242
American Electric Power
2.15% 11/13/20	70,000	70,053
2.95% 12/15/22	125,000	127,601
3.20% 11/13/27	100,000	104,468
Appalachian Power 4.60% 3/30/21	150,000	154,484
Arizona Public Service
2.95% 9/15/27	50,000	51,672
3.15% 5/15/25	100,000	104,212
4.25% 3/1/49	100,000	115,699
4.35% 11/15/45	100,000	116,446
4.50% 4/1/42	100,000	117,114
5.05% 9/1/41	100,000	124,350
Avangrid
3.15% 12/1/24	150,000	154,724
3.80% 6/1/29	100,000	107,524
Avista 4.35% 6/1/48	100,000	117,643
Baltimore Gas & Electric
3.35% 7/1/23	100,000	104,426
3.50% 8/15/46	200,000	208,001
3.75% 8/15/47	100,000	108,114
6.35% 10/1/36	100,000	141,450
Berkshire Hathaway Energy
2.38% 1/15/21	70,000	70,358
2.80% 1/15/23	125,000	128,211
3.25% 4/15/28	125,000	131,765
3.75% 11/15/23	200,000	212,482
3.80% 7/15/48	70,000	75,681
5.15% 11/15/43	200,000	253,271
5.95% 5/15/37	125,000	172,364
6.13% 4/1/36	247,000	342,542
Black Hills
3.05% 10/15/29	100,000	100,113
3.15% 1/15/27	100,000	101,454
3.88% 10/15/49	100,000	100,976
3.95% 1/15/26	50,000	52,888
4.20% 9/15/46	100,000	109,252
4.25% 11/30/23	100,000	106,454
CenterPoint Energy
2.50% 9/1/24	100,000	100,085
2.95% 3/1/30	100,000	99,853
3.60% 11/1/21	30,000	30,807
3.70% 9/1/49	100,000	101,388
3.85% 2/1/24	75,000	79,187
4.25% 11/1/28	75,000	82,456

LVIP SSGA Bond Index Fund–23

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
CenterPoint Energy Houston Electric
2.25% 8/1/22	250,000	$ 251,106
2.40% 9/1/26	100,000	100,226
3.00% 2/1/27	100,000	103,859
4.25% 2/1/49	50,000	60,113
Cleco Corporate Holdings
3.74% 5/1/26	100,000	103,099
4.97% 5/1/46	70,000	80,250
Cleveland Electric Illuminating 5.95% 12/15/36	100,000	127,702
CMS Energy
3.00% 5/15/26	40,000	41,052
4.88% 3/1/44	100,000	121,671
Commonwealth Edison
2.55% 6/15/26	100,000	101,465
3.40% 9/1/21	100,000	102,337
3.65% 6/15/46	100,000	108,198
3.70% 8/15/28	45,000	49,423
4.00% 3/1/48	250,000	286,502
6.45% 1/15/38	100,000	144,889
Connecticut Light & Power
4.00% 4/1/48	250,000	288,630
4.15% 6/1/45	75,000	87,931
4.30% 4/15/44	130,000	155,450
Consolidated Edison Co. of New York
3.80% 5/15/28	100,000	110,029
3.95% 3/1/43	150,000	164,103
4.00% 12/1/28	100,000	112,017
4.30% 12/1/56	100,000	114,785
4.45% 3/15/44	200,000	234,109
4.50% 12/1/45	100,000	118,869
4.63% 12/1/54	200,000	240,518
4.65% 12/1/48	100,000	124,024
5.50% 12/1/39	250,000	327,228
5.85% 3/15/36	100,000	131,869
6.30% 8/15/37	20,000	27,926
6.75% 4/1/38	25,000	36,876
Consumers Energy
2.85% 5/15/22	100,000	102,064
3.25% 8/15/46	100,000	102,479
3.38% 8/15/23	200,000	209,653
3.95% 5/15/43	150,000	171,063
Dayton Power & Light 3.95% 6/15/49	95,000	104,781
Delmarva Power & Light
3.50% 11/15/23	150,000	158,010
4.15% 5/15/45	50,000	57,334
Dominion Energy
2.00% 8/15/21	40,000	39,887
φ2.72% 8/15/21	35,000	35,230
2.75% 1/15/22	150,000	151,442
2.75% 9/15/22	250,000	252,612
2.85% 8/15/26	60,000	60,353
φ3.07% 8/15/24	35,000	35,893
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Dominion Energy (continued)
4.25% 6/1/28	250,000	$ 277,021
4.60% 3/15/49	150,000	176,933
4.90% 8/1/41	60,000	70,908
5.95% 6/15/35	25,000	31,654
DPL 4.35% 4/15/29	140,000	138,446
DTE Electric
3.65% 3/15/24	100,000	106,000
3.70% 6/1/46	50,000	53,829
3.75% 8/15/47	100,000	110,465
3.95% 3/1/49	70,000	80,337
4.05% 5/15/48	100,000	116,132
DTE Energy
2.53% 10/1/24	75,000	75,311
2.85% 10/1/26	200,000	203,619
3.30% 6/15/22	200,000	205,020
3.40% 6/15/29	105,000	109,647
3.50% 6/1/24	100,000	104,516
Duke Energy
1.80% 9/1/21	150,000	149,377
2.65% 9/1/26	165,000	166,201
3.15% 8/15/27	250,000	260,002
3.40% 6/15/29	65,000	68,214
3.75% 9/1/46	190,000	195,945
3.95% 8/15/47	200,000	214,403
4.20% 6/15/49	65,000	72,718
4.80% 12/15/45	100,000	120,053
Duke Energy Carolinas
2.95% 12/1/26	350,000	362,930
3.05% 3/15/23	150,000	155,294
3.90% 6/15/21	100,000	102,613
3.95% 3/15/48	150,000	169,235
4.00% 9/30/42	150,000	168,152
5.30% 2/15/40	100,000	129,838
6.10% 6/1/37	170,000	232,569
Duke Energy Florida
3.20% 1/15/27	150,000	157,734
3.85% 11/15/42	100,000	109,142
6.40% 6/15/38	300,000	441,110
Duke Energy Florida Project Finance 2.54% 9/1/31	100,000	101,089
Duke Energy Indiana
3.25% 10/1/49	50,000	50,004
3.75% 5/15/46	150,000	161,409
6.12% 10/15/35	100,000	137,849
6.45% 4/1/39	130,000	191,530
Duke Energy Ohio
3.65% 2/1/29	100,000	109,501
3.70% 6/15/46	68,000	73,379
3.80% 9/1/23	500,000	530,653
4.30% 2/1/49	45,000	53,419
Duke Energy Progress
3.38% 9/1/23	50,000	52,514
3.45% 3/15/29	70,000	75,615

LVIP SSGA Bond Index Fund–24

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Progress (continued)
3.70% 9/1/28	100,000	$ 109,851
4.10% 3/15/43	100,000	113,067
6.30% 4/1/38	250,000	354,667
Edison International 2.95% 3/15/23	250,000	250,175
El Paso Electric 5.00% 12/1/44	150,000	178,590
Emera US Finance
2.70% 6/15/21	100,000	100,616
3.55% 6/15/26	100,000	104,860
4.75% 6/15/46	105,000	121,709
Enel Americas 4.00% 10/25/26	35,000	36,733
Enel Chile 4.88% 6/12/28	150,000	167,250
Enel Generacion Chile 4.25% 4/15/24	100,000	105,961
Entergy 2.95% 9/1/26	90,000	91,466
Entergy Arkansas
3.50% 4/1/26	60,000	63,879
3.70% 6/1/24	200,000	213,471
4.20% 4/1/49	100,000	115,927
Entergy Louisiana
2.40% 10/1/26	100,000	100,082
3.25% 4/1/28	150,000	158,715
4.00% 3/15/33	95,000	108,536
4.05% 9/1/23	150,000	160,502
4.20% 4/1/50	100,000	117,724
4.95% 1/15/45	110,000	119,010
Entergy Mississippi
2.85% 6/1/28	50,000	51,342
3.85% 6/1/49	25,000	27,901
Evergy 4.85% 6/1/21	50,000	51,730
Eversource Energy
2.50% 3/15/21	100,000	100,343
2.75% 3/15/22	100,000	101,321
2.90% 10/1/24	100,000	102,521
3.15% 1/15/25	100,000	103,280
3.30% 1/15/28	100,000	103,913
3.80% 12/1/23	45,000	47,613
4.25% 4/1/29	75,000	83,769
Exelon
2.45% 4/15/21	65,000	65,164
3.40% 4/15/26	100,000	104,608
3.50% 6/1/22	200,000	205,205
4.45% 4/15/46	100,000	113,243
4.95% 6/15/35	105,000	123,079
5.10% 6/15/45	105,000	130,214
Exelon Generation
4.25% 6/15/22	250,000	261,858
5.60% 6/15/42	292,000	347,616
6.25% 10/1/39	100,000	126,610
FirstEnergy
2.85% 7/15/22	60,000	60,932
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
FirstEnergy (continued)
3.90% 7/15/27	125,000	$ 133,312
4.25% 3/15/23	130,000	137,582
4.85% 7/15/47	55,000	65,854
7.38% 11/15/31	230,000	325,656
Florida Power & Light
3.13% 12/1/25	250,000	264,195
3.15% 10/1/49	110,000	112,252
3.70% 12/1/47	100,000	111,035
3.80% 12/15/42	100,000	111,045
4.05% 6/1/42	150,000	173,304
4.13% 6/1/48	100,000	118,732
5.69% 3/1/40	50,000	68,788
5.95% 2/1/38	200,000	280,857
5.96% 4/1/39	100,000	141,890
Fortis
2.10% 10/4/21	125,000	124,626
3.06% 10/4/26	200,000	203,402
Georgia Power
2.40% 4/1/21	50,000	50,212
3.25% 4/1/26	50,000	51,700
4.30% 3/15/42	200,000	220,271
4.30% 3/15/43	100,000	111,014
4.75% 9/1/40	100,000	116,148
Hydro-Quebec
8.05% 7/7/24	250,000	318,290
8.50% 12/1/29	115,000	178,724
Iberdrola International 6.75% 7/15/36	100,000	138,569
Indiana Michigan Power
3.75% 7/1/47	100,000	108,844
3.85% 5/15/28	150,000	164,934
4.25% 8/15/48	50,000	59,082
Interstate Power & Light
3.50% 9/30/49	50,000	50,474
3.60% 4/1/29	200,000	214,655
6.25% 7/15/39	130,000	177,296
ITC Holdings
2.70% 11/15/22	100,000	101,026
3.25% 6/30/26	90,000	93,505
3.35% 11/15/27	100,000	105,518
3.65% 6/15/24	75,000	78,942
Kansas City Power & Light
3.65% 8/15/25	250,000	267,666
4.20% 6/15/47	100,000	116,591
Kentucky Utilities 5.13% 11/1/40	100,000	128,940
MidAmerican Energy
3.10% 5/1/27	100,000	105,390
3.50% 10/15/24	100,000	106,457
3.65% 4/15/29	50,000	55,152
3.95% 8/1/47	100,000	113,980
4.25% 7/15/49	50,000	60,300
4.40% 10/15/44	100,000	120,097

LVIP SSGA Bond Index Fund–25

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
MidAmerican Energy (continued)
5.75% 11/1/35	25,000	$ 32,919
Mississippi Power 3.95% 3/30/28	100,000	109,013
National Rural Utilities Cooperative Finance
2.30% 11/1/20	100,000	100,363
2.30% 9/15/22	70,000	70,361
2.40% 4/25/22	50,000	50,504
2.70% 2/15/23	50,000	51,030
2.90% 3/15/21	70,000	70,897
2.95% 2/7/24	60,000	62,097
3.05% 4/25/27	100,000	104,586
3.25% 11/1/25	100,000	105,013
4.02% 11/1/32	100,000	114,813
μ4.75% 4/30/43	100,000	102,044
8.00% 3/1/32	150,000	223,839
Nevada Power
3.70% 5/1/29	75,000	82,098
6.75% 7/1/37	100,000	144,586
NextEra Energy Capital Holdings
2.40% 9/1/21	200,000	201,328
2.90% 4/1/22	75,000	76,377
3.15% 4/1/24	150,000	155,026
3.25% 4/1/26	105,000	109,163
3.50% 4/1/29	150,000	159,091
4.50% 6/1/21	100,000	103,225
μ5.65% 5/1/79	100,000	108,701
Northern States Power
2.60% 5/15/23	100,000	101,513
2.90% 3/1/50	60,000	58,181
3.60% 5/15/46	50,000	54,295
3.60% 9/15/47	100,000	108,725
4.00% 8/15/45	100,000	114,478
5.35% 11/1/39	40,000	52,858
6.20% 7/1/37	100,000	139,433
NorthWestern 4.18% 11/15/44	150,000	170,236
NSTAR Electric 3.20% 5/15/27	100,000	105,346
Oglethorpe Power
4.25% 4/1/46	75,000	78,014
5.95% 11/1/39	100,000	129,475
Ohio Edison 6.88% 7/15/36	100,000	143,423
Ohio Power 4.15% 4/1/48	100,000	118,032
Oklahoma Gas & Electric
3.30% 3/15/30	100,000	104,316
3.80% 8/15/28	100,000	109,086
4.15% 4/1/47	50,000	56,460
Oncor Electric Delivery
2.95% 4/1/25	100,000	103,926
3.70% 11/15/28	100,000	110,238
3.70% 11/15/28	100,000	110,238
3.75% 4/1/45	100,000	110,369
4.10% 6/1/22	100,000	105,044
4.10% 11/15/48	100,000	117,915
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Oncor Electric Delivery (continued)
4.55% 12/1/41	150,000	$ 183,314
5.30% 6/1/42	200,000	267,231
7.00% 5/1/32	50,000	71,911
PacifiCorp
2.95% 6/1/23	100,000	102,816
3.50% 6/15/29	65,000	70,925
4.10% 2/1/42	100,000	114,066
4.13% 1/15/49	70,000	81,277
4.15% 2/15/50	100,000	116,924
5.75% 4/1/37	100,000	134,321
6.00% 1/15/39	100,000	140,383
6.35% 7/15/38	25,000	35,554
7.70% 11/15/31	100,000	146,233
PECO Energy
3.00% 9/15/49	40,000	39,246
5.95% 10/1/36	100,000	135,854
Potomac Electric Power 4.15% 3/15/43	100,000	114,399
PPL Capital Funding
3.40% 6/1/23	200,000	205,967
3.50% 12/1/22	100,000	103,193
3.95% 3/15/24	200,000	211,241
4.00% 9/15/47	100,000	103,948
4.20% 6/15/22	150,000	156,816
PPL Electric Utilities
3.00% 9/15/21	100,000	101,849
4.13% 6/15/44	100,000	114,396
4.15% 10/1/45	250,000	289,032
6.25% 5/15/39	30,000	42,788
Progress Energy
6.00% 12/1/39	50,000	66,192
7.75% 3/1/31	150,000	214,022
PSEG Power 3.85% 6/1/23	100,000	105,697
Public Service Co. of Colorado
3.20% 11/15/20	100,000	100,756
3.20% 3/1/50	65,000	66,397
3.80% 6/15/47	200,000	222,135
4.05% 9/15/49	50,000	58,340
6.25% 9/1/37	100,000	141,926
Public Service Electric & Gas
1.90% 3/15/21	50,000	50,001
2.38% 5/15/23	200,000	202,648
3.00% 5/15/25	100,000	104,704
3.20% 5/15/29	150,000	159,591
3.60% 12/1/47	50,000	54,092
3.70% 5/1/28	100,000	109,510
3.80% 3/1/46	100,000	111,701
3.85% 5/1/49	125,000	141,990
4.05% 5/1/48	100,000	116,543
5.50% 3/1/40	100,000	133,698
Public Service Enterprise Group
2.00% 11/15/21	200,000	199,366
2.88% 6/15/24	70,000	71,898

LVIP SSGA Bond Index Fund–26

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Puget Energy
3.65% 5/15/25	200,000	$ 204,869
6.00% 9/1/21	200,000	212,812
Puget Sound Energy
4.22% 6/15/48	65,000	75,863
5.64% 4/15/41	80,000	106,256
5.80% 3/15/40	100,000	135,440
San Diego Gas & Electric
3.00% 8/15/21	175,000	177,211
3.60% 9/1/23	200,000	209,866
4.10% 6/15/49	100,000	113,217
4.15% 5/15/48	100,000	114,044
6.00% 6/1/39	110,000	145,935
Sempra Energy
2.88% 10/1/22	150,000	151,876
2.90% 2/1/23	35,000	35,585
3.40% 2/1/28	95,000	98,217
3.75% 11/15/25	100,000	105,462
3.80% 2/1/38	150,000	154,535
4.00% 2/1/48	95,000	100,666
6.00% 10/15/39	125,000	160,744
Sierra Pacific Power 2.60% 5/1/26	200,000	202,701
South Carolina Electric & Gas 6.05% 1/15/38	225,000	310,726
Southern
2.95% 7/1/23	75,000	76,594
3.25% 7/1/26	250,000	258,020
4.25% 7/1/36	85,000	92,172
Southern California Edison
2.85% 8/1/29	155,000	156,679
2.90% 3/1/21	100,000	100,997
3.65% 3/1/28	100,000	107,357
3.88% 6/1/21	70,000	71,606
3.90% 3/15/43	100,000	105,207
4.00% 4/1/47	300,000	322,269
4.13% 3/1/48	150,000	163,080
4.20% 3/1/29	100,000	111,616
4.50% 9/1/40	100,000	111,561
4.65% 10/1/43	100,000	115,410
4.88% 3/1/49	100,000	120,268
5.95% 2/1/38	25,000	31,942
6.00% 1/15/34	200,000	252,472
6.05% 3/15/39	170,000	221,891
6.65% 4/1/29	100,000	123,429
Southern Power
2.50% 12/15/21	100,000	100,204
4.15% 12/1/25	200,000	216,828
4.95% 12/15/46	100,000	110,710
5.25% 7/15/43	120,000	138,732
Southwestern Electric Power
2.75% 10/1/26	150,000	150,578
3.85% 2/1/48	100,000	106,061
3.90% 4/1/45	300,000	317,511
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southwestern Electric Power (continued)
6.20% 3/15/40	200,000	$ 269,530
Southwestern Public Service 4.40% 11/15/48	100,000	119,734
Tampa Electric
4.10% 6/15/42	100,000	111,795
4.35% 5/15/44	50,000	58,425
4.45% 6/15/49	100,000	120,886
Union Electric
2.95% 6/15/27	100,000	103,802
3.50% 4/15/24	100,000	105,748
3.50% 3/15/29	100,000	108,767
3.65% 4/15/45	100,000	106,515
3.90% 9/15/42	100,000	110,531
4.00% 4/1/48	100,000	113,900
8.45% 3/15/39	80,000	132,356
Virginia Electric & Power
2.75% 3/15/23	200,000	204,292
2.95% 11/15/26	100,000	103,204
3.15% 1/15/26	70,000	72,881
3.50% 3/15/27	150,000	160,148
3.80% 4/1/28	100,000	109,525
3.80% 9/15/47	100,000	108,432
4.00% 11/15/46	45,000	50,353
4.45% 2/15/44	325,000	382,603
4.60% 12/1/48	115,000	140,901
4.65% 8/15/43	150,000	180,988
6.00% 5/15/37	25,000	33,417
6.35% 11/30/37	100,000	140,373
8.88% 11/15/38	100,000	168,598
WEC Energy Group
3.10% 3/8/22	45,000	46,022
3.38% 6/15/21	65,000	66,429
3.55% 6/15/25	50,000	53,207
Westar Energy
2.55% 7/1/26	50,000	50,454
4.10% 4/1/43	300,000	340,219
4.25% 12/1/45	50,000	58,012
Wisconsin Electric Power
2.95% 9/15/21	100,000	101,448
4.30% 10/15/48	45,000	53,568
Wisconsin Public Service 4.75% 11/1/44	200,000	248,538
Xcel Energy
2.40% 3/15/21	100,000	100,483
2.60% 3/15/22	100,000	100,968
3.30% 6/1/25	100,000	104,419
3.35% 12/1/26	100,000	105,554
6.50% 7/1/36	100,000	138,487
		50,529,399
Electrical Components & Equipment–0.02%
Emerson Electric
2.63% 12/1/21	100,000	101,211

LVIP SSGA Bond Index Fund–27

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electrical Components & Equipment (continued)
Emerson Electric (continued)
3.15% 6/1/25	150,000	$ 158,190
4.25% 11/15/20	50,000	51,181
5.25% 11/15/39	50,000	65,299
Hubbell 3.35% 3/1/26	150,000	153,690
		529,571
Electronics–0.16%
Agilent Technologies 3.88% 7/15/23	150,000	157,734
Allegion 3.50% 10/1/29	50,000	50,594
Allegion US Holding
3.20% 10/1/24	150,000	152,229
3.55% 10/1/27	150,000	152,932
Amphenol
2.80% 2/15/30	200,000	194,893
3.20% 4/1/24	100,000	103,176
4.35% 6/1/29	75,000	83,238
Arrow Electronics
3.50% 4/1/22	100,000	102,085
3.88% 1/12/28	200,000	205,197
Avnet
3.75% 12/1/21	50,000	51,047
4.63% 4/15/26	50,000	53,847
4.88% 12/1/22	100,000	106,496
Flex
4.75% 6/15/25	125,000	134,718
4.88% 6/15/29	75,000	78,879
FLIR Systems 3.13% 6/15/21	50,000	50,556
Fortive
2.35% 6/15/21	100,000	100,176
3.15% 6/15/26	150,000	152,408
4.30% 6/15/46	50,000	53,077
Honeywell International
1.85% 11/1/21	200,000	199,980
2.15% 8/8/22	45,000	45,393
2.30% 8/15/24	100,000	101,610
2.50% 11/1/26	200,000	204,125
2.70% 8/15/29	60,000	62,030
3.35% 12/1/23	200,000	211,232
3.81% 11/21/47	315,000	363,155
4.25% 3/1/21	50,000	51,681
Jabil 3.95% 1/12/28	110,000	111,250
Keysight Technologies
4.55% 10/30/24	250,000	269,854
4.60% 4/6/27	60,000	66,079
PerkinElmer 3.30% 9/15/29	95,000	95,169
Tech Data
3.70% 2/15/22	100,000	102,276
4.95% 2/15/27	100,000	107,412
Trimble
4.15% 6/15/23	100,000	104,527
4.75% 12/1/24	100,000	107,398
4.90% 6/15/28	100,000	108,589
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Tyco Electronics Group
3.50% 2/3/22	150,000	$ 154,327
3.70% 2/15/26	100,000	105,712
		4,555,081
Engineering & Construction–0.01%
Fluor
3.50% 12/15/24	100,000	99,817
4.25% 9/15/28	150,000	150,881
		250,698
Environmental Control–0.08%
Republic Services
2.50% 8/15/24	45,000	45,529
2.90% 7/1/26	110,000	113,267
3.20% 3/15/25	250,000	260,224
3.38% 11/15/27	60,000	63,889
3.95% 5/15/28	150,000	166,109
4.75% 5/15/23	100,000	108,374
5.25% 11/15/21	100,000	106,479
Waste Connections 3.50% 5/1/29	150,000	160,154
Waste Management
2.40% 5/15/23	100,000	101,180
2.95% 6/15/24	30,000	31,063
3.13% 3/1/25	100,000	104,939
3.15% 11/15/27	100,000	105,329
3.45% 6/15/29	75,000	81,063
3.50% 5/15/24	250,000	263,599
3.90% 3/1/35	250,000	276,120
4.00% 7/15/39	70,000	79,656
4.10% 3/1/45	55,000	63,096
4.15% 7/15/49	95,000	110,876
		2,240,946
Food–0.41%
Campbell Soup
2.50% 8/2/22	61,000	61,244
3.30% 3/15/21	135,000	136,986
3.65% 3/15/23	200,000	208,199
3.95% 3/15/25	150,000	159,122
4.15% 3/15/28	200,000	215,544
4.25% 4/15/21	250,000	257,032
4.80% 3/15/48	65,000	73,053
Conagra Brands
3.20% 1/25/23	196,000	202,335
3.80% 10/22/21	60,000	61,942
4.30% 5/1/24	75,000	80,550
4.60% 11/1/25	70,000	77,038
4.85% 11/1/28	165,000	186,758
5.30% 11/1/38	50,000	57,859
5.40% 11/1/48	105,000	124,762
8.25% 9/15/30	100,000	140,443
Flowers Foods 3.50% 10/1/26	105,000	107,528

LVIP SSGA Bond Index Fund–28

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
General Mills
3.15% 12/15/21	200,000	$ 204,113
3.20% 4/16/21	25,000	25,390
3.20% 2/10/27	150,000	157,126
3.65% 2/15/24	111,000	116,541
3.70% 10/17/23	75,000	78,994
4.00% 4/17/25	100,000	107,783
4.20% 4/17/28	75,000	83,575
4.55% 4/17/38	50,000	56,997
4.70% 4/17/48	60,000	70,326
5.40% 6/15/40	45,000	55,833
Hershey
2.30% 8/15/26	100,000	100,600
3.38% 5/15/23	100,000	104,794
4.13% 12/1/20	200,000	204,554
Ingredion 3.20% 10/1/26	100,000	101,508
JM Smucker
3.00% 3/15/22	150,000	152,343
3.38% 12/15/27	100,000	105,411
3.50% 3/15/25	150,000	157,591
4.25% 3/15/35	100,000	108,062
4.38% 3/15/45	50,000	54,451
Kellogg
2.65% 12/1/23	167,000	169,621
3.13% 5/17/22	150,000	153,474
3.25% 4/1/26	95,000	98,170
3.40% 11/15/27	200,000	209,884
4.00% 12/15/20	11,000	11,236
4.30% 5/15/28	150,000	167,455
4.50% 4/1/46	100,000	113,949
Koninklijke Ahold Delhaize 5.70% 10/1/40	145,000	179,353
Kraft Heinz Foods
3.00% 6/1/26	575,000	569,391
3.38% 6/15/21	40,000	40,531
3.75% 4/1/30	40,000	40,408
3.95% 7/15/25	150,000	157,129
4.38% 6/1/46	490,000	468,650
4.63% 1/30/29	150,000	162,393
4.63% 10/1/39	40,000	40,259
4.88% 10/1/49	80,000	80,906
5.00% 7/15/35	105,000	112,138
5.00% 6/4/42	250,000	258,255
5.20% 7/15/45	85,000	89,498
6.50% 2/9/40	150,000	177,840
Kroger
2.60% 2/1/21	50,000	50,197
3.30% 1/15/21	250,000	253,348
3.40% 4/15/22	50,000	51,612
3.50% 2/1/26	100,000	104,279
4.45% 2/1/47	500,000	516,643
5.00% 4/15/42	100,000	108,445
6.90% 4/15/38	100,000	131,212
7.50% 4/1/31	250,000	342,182
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
McCormick & Co.
2.70% 8/15/22	150,000	$ 152,116
3.15% 8/15/24	100,000	103,684
3.40% 8/15/27	150,000	157,389
4.20% 8/15/47	20,000	22,051
Mondelez International
3.63% 5/7/23	100,000	104,671
3.63% 2/13/26	100,000	106,614
4.13% 5/7/28	100,000	111,526
4.63% 5/7/48	100,000	114,848
Sysco
2.50% 7/15/21	105,000	105,690
3.25% 7/15/27	200,000	209,718
3.30% 7/15/26	100,000	104,253
3.55% 3/15/25	100,000	106,014
3.75% 10/1/25	125,000	134,286
4.45% 3/15/48	100,000	117,122
4.50% 4/1/46	75,000	87,147
4.85% 10/1/45	85,000	102,863
Tyson Foods
2.25% 8/23/21	65,000	65,095
3.55% 6/2/27	155,000	164,381
3.95% 8/15/24	240,000	256,393
4.00% 3/1/26	65,000	70,533
4.35% 3/1/29	130,000	147,288
4.55% 6/2/47	105,000	117,945
5.10% 9/28/48	40,000	48,671
		11,765,143
Forest Products & Paper–0.09%
Celulosa Arauco y Constitucion 4.50% 8/1/24	200,000	211,502
Domtar 4.40% 4/1/22	100,000	103,854
Fibria Overseas Finance
4.00% 1/14/25	200,000	203,752
5.50% 1/17/27	100,000	107,675
Georgia-Pacific 8.00% 1/15/24	250,000	307,948
International Paper
3.00% 2/15/27	150,000	152,331
4.35% 8/15/48	350,000	363,647
4.75% 2/15/22	92,000	97,053
4.80% 6/15/44	200,000	216,745
5.00% 9/15/35	100,000	116,469
5.15% 5/15/46	200,000	225,613
6.00% 11/15/41	135,000	165,029
7.30% 11/15/39	100,000	135,658
7.50% 8/15/21	54,000	59,022
Suzano Austria GmbH 6.00% 1/15/29	200,000	217,900
		2,684,198
Gas–0.14%
Atmos Energy
2.63% 9/15/29	100,000	101,260

LVIP SSGA Bond Index Fund–29

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
Atmos Energy (continued)
3.00% 6/15/27	65,000	$ 67,364
3.38% 9/15/49	55,000	55,982
4.13% 10/15/44	150,000	173,830
4.13% 3/15/49	155,000	179,675
CenterPoint Energy Resources
3.55% 4/1/23	100,000	103,920
4.00% 4/1/28	100,000	108,606
4.10% 9/1/47	45,000	48,454
4.50% 1/15/21	65,000	66,528
5.85% 1/15/41	115,000	151,203
Dominion Energy Gas Holdings
3.60% 12/15/24	25,000	26,457
4.60% 12/15/44	200,000	236,577
4.80% 11/1/43	94,000	112,346
National Fuel Gas
3.75% 3/1/23	156,000	160,458
3.95% 9/15/27	200,000	204,840
NiSource
2.65% 11/17/22	165,000	167,072
2.95% 9/1/29	100,000	100,752
3.49% 5/15/27	100,000	104,960
3.95% 3/30/48	150,000	158,960
4.38% 5/15/47	100,000	112,118
4.80% 2/15/44	100,000	116,705
5.25% 2/15/43	59,000	72,034
ONE Gas
3.61% 2/1/24	100,000	105,362
4.66% 2/1/44	50,000	61,072
Piedmont Natural Gas
3.50% 6/1/29	100,000	106,965
3.64% 11/1/46	50,000	51,665
4.65% 8/1/43	50,000	58,841
Southern California Gas
3.15% 9/15/24	100,000	104,743
3.95% 2/15/50	50,000	56,687
4.13% 6/1/48	100,000	115,899
Southern Gas Capital
4.40% 6/1/43	100,000	112,095
4.40% 5/30/47	200,000	226,066
5.88% 3/15/41	70,000	90,352
Southwest Gas 3.70% 4/1/28	100,000	107,930
Washington Gas Light 3.80% 9/15/46	70,000	73,871
		3,901,649
Hand Machine Tools–0.02%
Snap-on 4.10% 3/1/48	85,000	98,492
Stanley Black & Decker
2.90% 11/1/22	150,000	153,766
3.40% 3/1/26	145,000	153,600
5.20% 9/1/40	100,000	125,206
		531,064
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products–0.33%
Abbott Laboratories
3.40% 11/30/23	210,000	$ 220,375
3.75% 11/30/26	340,000	370,706
3.88% 9/15/25	120,000	130,597
4.75% 11/30/36	350,000	428,544
4.90% 11/30/46	400,000	516,732
5.30% 5/27/40	250,000	321,170
6.00% 4/1/39	50,000	68,651
6.15% 11/30/37	50,000	69,770
Baxter International
1.70% 8/15/21	100,000	99,215
2.60% 8/15/26	150,000	151,485
3.50% 8/15/46	100,000	100,894
Becton Dickinson & Co.
2.89% 6/6/22	135,000	137,099
3.25% 11/12/20	100,000	101,048
3.36% 6/6/24	150,000	156,565
3.70% 6/6/27	196,000	208,246
3.73% 12/15/24	350,000	370,575
4.67% 6/6/47	125,000	147,839
Boston Scientific
3.45% 3/1/24	75,000	78,235
3.75% 3/1/26	100,000	106,949
3.85% 5/15/25	100,000	107,543
4.00% 3/1/28	200,000	219,388
4.00% 3/1/29	140,000	154,869
4.55% 3/1/39	100,000	118,212
4.70% 3/1/49	105,000	128,228
7.38% 1/15/40	201,000	306,282
Covidien International Finance 3.20% 6/15/22	150,000	154,469
Danaher
3.35% 9/15/25	125,000	132,877
4.38% 9/15/45	115,000	133,834
Koninklijke Philips
5.00% 3/15/42	100,000	122,059
6.88% 3/11/38	50,000	73,437
Medtronic
3.50% 3/15/25	256,000	274,966
4.38% 3/15/35	108,000	130,161
4.63% 3/15/45	479,000	615,763
Stryker
2.63% 3/15/21	150,000	151,152
3.38% 5/15/24	150,000	157,630
3.38% 11/1/25	100,000	106,129
3.50% 3/15/26	75,000	79,900
3.65% 3/7/28	200,000	216,857
4.38% 5/15/44	100,000	116,359
4.63% 3/15/46	95,000	116,508
Thermo Fisher Scientific
2.60% 10/1/29	150,000	149,744
3.00% 4/15/23	105,000	108,120
3.20% 8/15/27	100,000	104,627
3.30% 2/15/22	200,000	206,457

LVIP SSGA Bond Index Fund–30

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Thermo Fisher Scientific (continued)
3.60% 8/15/21	100,000	$ 102,545
4.10% 8/15/47	100,000	112,897
4.15% 2/1/24	200,000	214,839
4.50% 3/1/21	240,000	248,637
5.30% 2/1/44	200,000	255,387
Zimmer Biomet Holdings
3.15% 4/1/22	250,000	254,911
3.55% 4/1/25	180,000	189,105
3.70% 3/19/23	75,000	78,195
		9,426,782
Health Care Services–0.59%
Advocate Health & Hospitals
3.83% 8/15/28	35,000	38,635
4.27% 8/15/48	30,000	36,425
Aetna
2.75% 11/15/22	550,000	556,271
2.80% 6/15/23	135,000	136,717
3.88% 8/15/47	145,000	142,314
6.63% 6/15/36	100,000	130,059
6.75% 12/15/37	100,000	133,057
AHS Hospital 5.02% 7/1/45	50,000	66,454
Anthem
2.50% 11/21/20	65,000	65,338
2.95% 12/1/22	200,000	203,970
3.13% 5/15/22	250,000	255,821
3.35% 12/1/24	150,000	156,062
3.50% 8/15/24	250,000	262,182
4.10% 3/1/28	350,000	378,339
4.38% 12/1/47	125,000	135,144
4.55% 3/1/48	350,000	386,935
4.63% 5/15/42	100,000	110,900
4.65% 1/15/43	125,000	138,457
4.65% 8/15/44	100,000	111,680
Ascension Health 3.95% 11/15/46	185,000	218,328
Baylor Scott & White Holdings
3.97% 11/15/46	50,000	57,058
4.19% 11/15/45	95,000	112,101
Children's Hospital 4.12% 1/1/47	65,000	77,868
Children's Hospital Medical Center 4.27% 5/15/44	50,000	59,901
Cigna
3.05% 10/15/27	395,000	399,469
3.88% 10/15/47	400,000	396,320
7.88% 5/15/27	21,000	27,617
City of Hope 4.38% 8/15/48	75,000	90,755
CommonSpirit Health
2.76% 10/1/24	30,000	30,404
3.35% 10/1/29	40,000	40,524
3.82% 10/1/49	40,000	40,533
4.19% 10/1/49	70,000	72,359
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Dartmouth-Hitchcock Health 4.18% 8/1/48	100,000	$ 118,065
Duke University Health System 3.92% 6/1/47	75,000	87,180
Hackensack Meridian Health 4.50% 7/1/57	100,000	124,161
HCA
4.13% 6/15/29	85,000	89,313
4.50% 2/15/27	160,000	171,803
4.75% 5/1/23	165,000	176,884
5.00% 3/15/24	265,000	289,657
5.13% 6/15/39	50,000	54,705
5.25% 4/15/25	185,000	206,013
5.25% 6/15/26	200,000	223,001
5.25% 6/15/49	200,000	219,015
5.50% 6/15/47	200,000	225,190
Humana
2.50% 12/15/20	50,000	50,128
2.90% 12/15/22	100,000	101,797
3.15% 12/1/22	100,000	102,429
4.63% 12/1/42	175,000	195,117
4.95% 10/1/44	300,000	348,555
Indiana University Health 3.97% 11/1/48	55,000	64,922
Johns Hopkins Health System 3.84% 5/15/46	70,000	80,307
Kaiser Foundation Hospitals
3.15% 5/1/27	125,000	131,780
3.50% 4/1/22	50,000	52,072
4.15% 5/1/47	105,000	126,433
Laboratory Corp of America Holdings
3.25% 9/1/24	100,000	103,648
3.60% 9/1/27	100,000	105,673
4.63% 11/15/20	150,000	153,011
4.70% 2/1/45	500,000	557,573
Mayo Clinic 4.13% 11/15/52	100,000	120,797
McLaren Health Care 4.39% 5/15/48	65,000	79,182
Memorial Sloan-Kettering Cancer Center 4.20% 7/1/55	127,000	155,539
Mercy Health 4.30% 7/1/28	25,000	28,229
Montefiore Obligated Group 5.25% 11/1/48	70,000	82,099
Mount Sinai Hospitals Group 3.98% 7/1/48	100,000	111,113
New York and Presbyterian Hospital
4.02% 8/1/45	75,000	88,531
4.06% 8/1/56	50,000	58,584
Northwell Healthcare
3.98% 11/1/46	250,000	274,098
4.26% 11/1/47	150,000	167,780
NYU Langone Hospitals 4.37% 7/1/47	100,000	119,764

LVIP SSGA Bond Index Fund–31

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Orlando Health Obligated Group 4.09% 10/1/48	45,000	$ 51,585
Partners Healthcare System 3.77% 7/1/48	40,000	43,968
Providence St Joseph Health Obligated Group
2.75% 10/1/26	100,000	100,702
3.74% 10/1/47	100,000	110,240
Quest Diagnostics
3.45% 6/1/26	55,000	57,911
3.50% 3/30/25	300,000	313,449
4.20% 6/30/29	100,000	110,541
RWJ Barnabas Health 3.95% 7/1/46	50,000	56,751
SSM Health Care
3.69% 6/1/23	90,000	94,593
3.82% 6/1/27	71,000	76,847
Stanford Health Care 3.80% 11/15/48	30,000	34,447
Texas Health Resources 4.33% 11/15/55	30,000	37,706
Trinity Health 4.13% 12/1/45	25,000	28,860
UnitedHealth Group
1.95% 10/15/20	200,000	199,957
2.13% 3/15/21	200,000	200,567
2.38% 10/15/22	200,000	202,140
2.38% 8/15/24	70,000	70,608
2.75% 2/15/23	107,000	109,175
2.88% 12/15/21	400,000	407,792
2.88% 3/15/23	250,000	256,375
2.88% 8/15/29	155,000	158,401
2.95% 10/15/27	250,000	258,660
3.15% 6/15/21	100,000	101,915
3.38% 4/15/27	150,000	159,176
3.45% 1/15/27	100,000	106,469
3.50% 6/15/23	100,000	104,928
3.50% 2/15/24	40,000	42,152
3.50% 8/15/39	115,000	119,968
3.70% 12/15/25	40,000	43,099
3.70% 8/15/49	135,000	143,323
3.75% 7/15/25	500,000	538,034
3.75% 10/15/47	200,000	211,944
3.85% 6/15/28	200,000	219,129
3.88% 12/15/28	50,000	55,095
3.88% 8/15/59	150,000	159,548
4.20% 1/15/47	55,000	62,592
4.25% 3/15/43	100,000	112,692
4.25% 6/15/48	150,000	172,468
4.38% 3/15/42	100,000	114,123
4.45% 12/15/48	45,000	53,293
4.63% 11/15/41	200,000	236,999
4.70% 2/15/21	100,000	103,035
6.50% 6/15/37	150,000	213,643
6.63% 11/15/37	100,000	144,737
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group (continued)
6.88% 2/15/38	100,000	$ 147,914
		16,859,696
Home Builders–0.00%
DR Horton 2.55% 12/1/20	50,000	50,162
		50,162
Home Furnishings–0.01%
Leggett & Platt
3.40% 8/15/22	50,000	50,877
3.50% 11/15/27	100,000	100,703
Whirlpool
4.50% 6/1/46	70,000	72,801
4.70% 6/1/22	100,000	106,310
4.75% 2/26/29	60,000	66,932
		397,623
Household Products Wares–0.05%
Avery Dennison 4.88% 12/6/28	100,000	113,996
Church & Dwight
2.45% 8/1/22	100,000	100,333
3.15% 8/1/27	100,000	102,770
3.95% 8/1/47	100,000	107,990
Clorox
3.10% 10/1/27	150,000	156,594
3.50% 12/15/24	150,000	159,621
3.90% 5/15/28	100,000	110,935
Kimberly-Clark
3.05% 8/15/25	50,000	52,897
3.20% 7/30/46	50,000	51,598
3.90% 5/4/47	100,000	115,137
5.30% 3/1/41	200,000	267,610
6.63% 8/1/37	100,000	148,063
		1,487,544
Housewares–0.01%
Newell Brands
3.85% 4/1/23	76,000	78,283
4.20% 4/1/26	120,000	125,652
5.38% 4/1/36	47,000	50,201
		254,136
Insurance–0.84%
Aflac
4.00% 10/15/46	300,000	324,948
4.75% 1/15/49	100,000	122,298
Alleghany
4.90% 9/15/44	95,000	109,770
4.95% 6/27/22	100,000	106,525
Allied World Assurance Holdings 4.35% 10/29/25	100,000	103,950

LVIP SSGA Bond Index Fund–32

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Allstate
3.28% 12/15/26	150,000	$ 159,967
4.20% 12/15/46	150,000	174,451
4.50% 6/15/43	100,000	120,383
5.55% 5/9/35	150,000	194,633
μ5.75% 8/15/53	225,000	240,529
American Financial Group
3.50% 8/15/26	65,000	66,814
4.50% 6/15/47	150,000	163,178
American International Group
3.30% 3/1/21	85,000	86,334
3.75% 7/10/25	70,000	74,017
3.90% 4/1/26	600,000	639,714
4.20% 4/1/28	100,000	109,182
4.50% 7/16/44	200,000	223,171
4.70% 7/10/35	100,000	114,100
4.75% 4/1/48	200,000	233,916
4.80% 7/10/45	100,000	116,449
4.88% 6/1/22	500,000	534,535
6.40% 12/15/20	200,000	210,221
Aon
2.80% 3/15/21	150,000	151,157
3.50% 6/14/24	100,000	105,550
3.75% 5/2/29	100,000	106,783
3.88% 12/15/25	100,000	107,575
4.00% 11/27/23	150,000	159,652
4.75% 5/15/45	100,000	117,625
Arch Capital Finance
4.01% 12/15/26	100,000	109,430
5.03% 12/15/46	100,000	125,657
Arch Capital Group US 5.14% 11/1/43	105,000	131,340
Aspen Insurance Holdings 4.65% 11/15/23	100,000	106,987
Assurant
4.20% 9/27/23	100,000	104,662
4.90% 3/27/28	100,000	109,096
Assured Guaranty US Holdings 5.00% 7/1/24	100,000	110,046
Athene Holding 4.13% 1/12/28	150,000	154,358
AXA 8.60% 12/15/30	200,000	289,180
AXIS Specialty Finance 3.90% 7/15/29	100,000	104,799
Berkshire Hathaway
2.20% 3/15/21	145,000	145,792
3.00% 2/11/23	100,000	103,671
3.13% 3/15/26	515,000	543,896
3.40% 1/31/22	300,000	311,067
3.75% 8/15/21	300,000	309,458
4.50% 2/11/43	250,000	304,793
Berkshire Hathaway Finance
3.00% 5/15/22	100,000	102,937
4.25% 1/15/21	100,000	103,013
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Berkshire Hathaway Finance (continued)
4.25% 1/15/49	100,000	$ 118,566
4.30% 5/15/43	100,000	118,032
4.40% 5/15/42	100,000	119,487
5.75% 1/15/40	100,000	139,694
Brighthouse Financial
3.70% 6/22/27	250,000	247,108
4.70% 6/22/47	200,000	178,776
Brown & Brown 4.50% 3/15/29	100,000	109,012
Chubb
6.00% 5/11/37	100,000	139,924
6.50% 5/15/38	200,000	295,749
Chubb INA Holdings
2.70% 3/13/23	100,000	102,253
3.35% 5/15/24	300,000	317,284
3.35% 5/3/26	95,000	101,536
4.15% 3/13/43	100,000	118,260
Cincinnati Financial 6.92% 5/15/28	100,000	131,362
CNA Financial
3.90% 5/1/29	40,000	43,255
3.95% 5/15/24	125,000	134,233
4.50% 3/1/26	100,000	109,263
5.75% 8/15/21	30,000	31,872
Enstar Group 4.50% 3/10/22	50,000	51,875
Everest Reinsurance Holdings 4.87% 6/1/44	100,000	112,763
Fidelity National Financial 4.50% 8/15/28	150,000	161,599
First American Financial 4.60% 11/15/24	100,000	106,898
Hanover Insurance Group 4.50% 4/15/26	100,000	106,989
Hartford Financial Services Group
2.80% 8/19/29	70,000	69,908
3.60% 8/19/49	55,000	55,600
4.30% 4/15/43	43,000	47,826
4.40% 3/15/48	100,000	114,968
6.10% 10/1/41	50,000	68,164
Kemper 4.35% 2/15/25	70,000	74,003
✱Lincoln National 4.00% 9/1/23	500,000	529,979
Loews
4.13% 5/15/43	200,000	220,217
6.00% 2/1/35	100,000	132,503
Manulife Financial
μ4.06% 2/24/32	250,000	260,446
4.15% 3/4/26	100,000	110,400
5.38% 3/4/46	100,000	131,556
Markel
5.00% 4/5/46	250,000	288,582
5.00% 5/20/49	65,000	75,529

LVIP SSGA Bond Index Fund–33

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Marsh & McLennan
2.75% 1/30/22	60,000	$ 60,926
3.30% 3/14/23	100,000	103,422
3.50% 3/10/25	150,000	158,676
3.75% 3/14/26	75,000	80,754
3.88% 3/15/24	100,000	106,558
4.20% 3/1/48	100,000	112,919
4.35% 1/30/47	45,000	51,907
4.38% 3/15/29	195,000	220,722
4.75% 3/15/39	55,000	66,487
4.80% 7/15/21	100,000	103,884
4.90% 3/15/49	90,000	112,905
Mercury General 4.40% 3/15/27	50,000	52,594
MetLife
3.00% 3/1/25	150,000	155,961
4.05% 3/1/45	150,000	167,962
4.37% 9/15/23	367,000	397,109
4.60% 5/13/46	200,000	242,489
5.70% 6/15/35	50,000	67,542
5.88% 2/6/41	100,000	136,473
6.38% 6/15/34	100,000	140,745
6.40% 12/15/66	100,000	118,750
6.50% 12/15/32	100,000	139,648
10.75% 8/1/69	150,000	241,780
Old Republic International 4.88% 10/1/24	100,000	109,580
Primerica 4.75% 7/15/22	100,000	106,010
Principal Financial Group
3.10% 11/15/26	300,000	309,771
3.40% 5/15/25	100,000	104,742
3.70% 5/15/29	50,000	53,895
Progressive
3.75% 8/23/21	100,000	103,340
4.13% 4/15/47	200,000	232,503
4.20% 3/15/48	150,000	177,160
4.35% 4/25/44	250,000	296,734
Prudential Financial
3.70% 3/13/51	250,000	259,555
3.88% 3/27/28	100,000	109,929
3.91% 12/7/47	163,000	174,749
3.94% 12/7/49	302,000	326,569
4.35% 2/25/50	250,000	286,940
4.42% 3/27/48	100,000	114,542
μ4.50% 9/15/47	215,000	220,442
μ5.20% 3/15/44	100,000	104,577
5.70% 12/14/36	350,000	462,476
6.63% 6/21/40	200,000	288,107
Reinsurance Group of America
3.95% 9/15/26	30,000	31,883
4.70% 9/15/23	150,000	162,181
RenaissanceRe Finance 3.45% 7/1/27	130,000	133,788
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Renaissancere Holdings 3.60% 4/15/29	100,000	$ 106,059
Sompo International Holdings 4.70% 10/15/22	100,000	105,492
Swiss Re America Holding 7.00% 2/15/26	100,000	124,257
Transatlantic Holdings 8.00% 11/30/39	100,000	148,172
Travelers
3.75% 5/15/46	50,000	55,082
3.90% 11/1/20	100,000	102,000
4.00% 5/30/47	80,000	91,808
4.05% 3/7/48	200,000	230,647
4.10% 3/4/49	100,000	117,029
4.60% 8/1/43	250,000	307,827
6.25% 6/15/37	100,000	141,766
6.75% 6/20/36	100,000	146,306
Trinity Acquisition 4.40% 3/15/26	100,000	108,527
Unum Group
4.00% 6/15/29	145,000	151,016
5.75% 8/15/42	50,000	58,835
Voya Financial
3.65% 6/15/26	100,000	104,885
4.80% 6/15/46	60,000	69,323
5.70% 7/15/43	100,000	128,231
Willis North America
2.95% 9/15/29	65,000	64,112
3.60% 5/15/24	100,000	103,982
3.88% 9/15/49	70,000	68,761
4.50% 9/15/28	150,000	166,396
5.05% 9/15/48	150,000	175,480
XLIT 5.25% 12/15/43	200,000	260,398
		23,869,157
Internet–0.28%
Alibaba Group Holding
3.40% 12/6/27	210,000	218,759
3.60% 11/28/24	633,000	666,444
4.00% 12/6/37	100,000	109,226
4.20% 12/6/47	400,000	454,209
4.40% 12/6/57	200,000	233,694
Alphabet
2.00% 8/15/26	250,000	250,920
3.38% 2/25/24	200,000	213,199
3.63% 5/19/21	100,000	102,755
Amazon.com
2.40% 2/22/23	595,000	605,143
2.80% 8/22/24	75,000	78,037
3.15% 8/22/27	500,000	531,609
3.80% 12/5/24	500,000	544,249
3.88% 8/22/37	115,000	132,508
4.05% 8/22/47	635,000	764,036
4.25% 8/22/57	205,000	255,226

LVIP SSGA Bond Index Fund–34

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Amazon.com (continued)
5.20% 12/3/25	100,000	$ 117,696
Baidu
3.50% 11/28/22	200,000	204,974
3.88% 9/29/23	200,000	208,380
4.13% 6/30/25	200,000	212,889
4.38% 3/29/28	200,000	217,185
Booking Holdings
2.75% 3/15/23	150,000	153,654
3.55% 3/15/28	150,000	160,924
3.60% 6/1/26	200,000	214,006
eBay
2.60% 7/15/22	250,000	252,025
2.88% 8/1/21	350,000	353,841
3.25% 10/15/20	100,000	100,941
3.80% 3/9/22	150,000	155,184
Expedia Group
3.25% 2/15/30	35,000	34,977
3.80% 2/15/28	100,000	104,749
4.50% 8/15/24	200,000	216,996
JD.com 3.88% 4/29/26	200,000	208,043
		8,076,478
Investment Company Security–0.02%
Ares Capital
3.50% 2/10/23	150,000	151,034
3.63% 1/19/22	150,000	152,544
4.20% 6/10/24	60,000	61,552
4.25% 3/1/25	100,000	103,052
Owl Rock Capital 5.25% 4/15/24	60,000	63,171
		531,353
Iron & Steel–0.09%
ArcelorMittal
3.60% 7/16/24	100,000	101,129
4.25% 7/16/29	100,000	101,868
4.55% 3/11/26	100,000	104,715
5.50% 3/1/21	115,000	119,786
6.13% 6/1/25	80,000	90,088
6.25% 2/25/22	105,000	113,494
7.00% 10/15/39	115,000	139,504
Nucor
3.95% 5/1/28	100,000	109,211
4.00% 8/1/23	139,000	147,681
4.13% 9/15/22	100,000	105,204
4.40% 5/1/48	100,000	115,235
5.20% 8/1/43	100,000	124,941
Reliance Steel & Aluminum 4.50% 4/15/23	150,000	158,556
Vale Overseas
4.38% 1/11/22	80,000	83,000
6.25% 8/10/26	300,000	347,250
6.88% 11/21/36	350,000	445,200
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
Vale Overseas (continued)
6.88% 11/10/39	170,000	$ 217,389
		2,624,251
Leisure Time–0.01%
Carnival 3.95% 10/15/20	133,000	135,392
Harley-Davidson
3.50% 7/28/25	50,000	51,521
4.63% 7/28/45	50,000	51,605
Royal Caribbean Cruises
2.65% 11/28/20	55,000	55,237
3.70% 3/15/28	90,000	92,320
		386,075
Lodging–0.05%
Hyatt Hotels
4.38% 9/15/28	100,000	109,195
4.85% 3/15/26	50,000	55,419
Las Vegas Sands
3.20% 8/8/24	90,000	91,769
3.50% 8/18/26	70,000	71,217
3.90% 8/8/29	105,000	107,913
Marriott International
2.30% 1/15/22	100,000	100,056
2.88% 3/1/21	100,000	100,914
3.13% 6/15/26	100,000	101,962
3.60% 4/15/24	75,000	78,749
3.75% 10/1/25	50,000	52,630
4.00% 4/15/28	100,000	107,081
Sands China
4.60% 8/8/23	200,000	212,078
5.40% 8/8/28	200,000	225,756
		1,414,739
Machinery Construction & Mining–0.12%
ABB Finance USA
2.88% 5/8/22	250,000	255,568
3.38% 4/3/23	100,000	104,341
3.80% 4/3/28	100,000	110,533
4.38% 5/8/42	187,000	227,074
Caterpillar
2.60% 6/26/22	50,000	50,811
2.60% 9/19/29	150,000	151,698
3.80% 8/15/42	168,000	188,941
3.90% 5/27/21	150,000	154,674
4.75% 5/15/64	250,000	315,025
6.05% 8/15/36	200,000	278,655
Caterpillar Financial Services
1.70% 8/9/21	250,000	248,990
1.90% 9/6/22	115,000	114,859
2.40% 8/9/26	100,000	101,783
2.55% 11/29/22	200,000	203,640
2.85% 5/17/24	150,000	154,495
2.90% 3/15/21	150,000	152,009

LVIP SSGA Bond Index Fund–35

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Construction & Mining (continued)
Caterpillar Financial Services (continued)
3.15% 9/7/21	80,000	$ 81,679
3.25% 12/1/24	150,000	157,832
3.35% 12/7/20	100,000	101,462
3.65% 12/7/23	100,000	106,235
Oshkosh 4.60% 5/15/28	100,000	108,028
		3,368,332
Machinery Diversified–0.18%
CNH Industrial 3.85% 11/15/27	105,000	108,277
CNH Industrial Capital
3.88% 10/15/21	60,000	61,705
4.20% 1/15/24	100,000	105,603
4.38% 11/6/20	90,000	91,818
4.38% 4/5/22	75,000	78,069
4.88% 4/1/21	75,000	77,826
Crane
4.20% 3/15/48	100,000	105,029
4.45% 12/15/23	100,000	105,640
Cummins
3.65% 10/1/23	139,000	147,261
4.88% 10/1/43	64,000	81,915
Deere & Co.
2.60% 6/8/22	100,000	101,692
2.88% 9/7/49	65,000	63,903
3.90% 6/9/42	150,000	173,147
5.38% 10/16/29	100,000	125,219
Dover
4.30% 3/1/21	100,000	102,257
5.38% 3/1/41	100,000	125,226
Flowserve 4.00% 11/15/23	64,000	66,064
John Deere Capital
2.15% 9/8/22	150,000	151,316
2.35% 1/8/21	100,000	100,610
2.60% 3/7/24	165,000	168,469
2.65% 1/6/22	250,000	254,015
2.65% 6/24/24	115,000	118,213
2.65% 6/10/26	100,000	103,039
2.70% 1/6/23	100,000	102,244
2.80% 3/6/23	200,000	205,817
2.80% 9/8/27	100,000	103,244
2.80% 7/18/29	50,000	51,404
2.95% 4/1/22	115,000	117,897
3.05% 1/6/28	100,000	104,974
3.13% 9/10/21	135,000	138,030
3.45% 1/10/24	100,000	105,426
3.45% 3/13/25	250,000	267,276
3.45% 3/7/29	120,000	129,929
Nvent Finance
3.95% 4/15/23	100,000	101,964
4.55% 4/15/28	100,000	104,527
Rockwell Automation
3.50% 3/1/29	85,000	92,171
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
Rockwell Automation (continued)
4.20% 3/1/49	70,000	$ 84,148
Roper Technologies
2.80% 12/15/21	50,000	50,820
3.00% 12/15/20	200,000	201,816
3.65% 9/15/23	150,000	157,563
3.80% 12/15/26	55,000	58,839
3.85% 12/15/25	100,000	106,941
4.20% 9/15/28	95,000	104,418
Xylem
3.25% 11/1/26	55,000	56,754
4.38% 11/1/46	50,000	55,489
		5,118,004
Media–0.86%
CBS
2.50% 2/15/23	250,000	250,854
2.90% 1/15/27	100,000	99,222
3.38% 3/1/22	100,000	102,279
3.38% 2/15/28	145,000	147,939
4.00% 1/15/26	255,000	272,025
4.85% 7/1/42	150,000	166,865
4.90% 8/15/44	125,000	140,647
7.88% 7/30/30	200,000	279,921
Charter Communications Operating
3.75% 2/15/28	100,000	102,609
4.20% 3/15/28	150,000	157,886
4.46% 7/23/22	500,000	526,581
4.50% 2/1/24	200,000	215,002
4.91% 7/23/25	450,000	494,004
5.05% 3/30/29	100,000	111,969
5.13% 7/1/49	200,000	213,709
5.38% 4/1/38	250,000	279,706
5.38% 5/1/47	275,000	300,117
5.75% 4/1/48	225,000	256,896
6.38% 10/23/35	190,000	230,382
6.48% 10/23/45	565,000	688,492
Comcast
1.63% 1/15/22	150,000	149,356
2.35% 1/15/27	105,000	104,652
2.75% 3/1/23	300,000	307,614
3.13% 7/15/22	100,000	103,271
3.15% 3/1/26	350,000	366,767
3.15% 2/15/28	150,000	156,474
3.20% 7/15/36	150,000	153,724
3.30% 10/1/20	150,000	152,068
3.30% 2/1/27	250,000	264,327
3.38% 2/15/25	425,000	448,424
3.38% 8/15/25	65,000	68,790
3.40% 7/15/46	110,000	112,684
3.45% 10/1/21	145,000	149,371
3.55% 5/1/28	150,000	161,272
3.70% 4/15/24	195,000	208,064
3.90% 3/1/38	150,000	165,901

LVIP SSGA Bond Index Fund–36

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast (continued)
3.95% 10/15/25	300,000	$ 326,787
3.97% 11/1/47	362,000	398,171
4.00% 8/15/47	150,000	165,298
4.00% 3/1/48	150,000	166,183
4.00% 11/1/49	79,000	87,880
4.05% 11/1/52	258,000	288,210
4.15% 10/15/28	235,000	263,822
4.20% 8/15/34	83,000	94,999
4.25% 10/15/30	165,000	187,843
4.25% 1/15/33	200,000	230,206
4.40% 8/15/35	192,000	223,978
4.60% 10/15/38	195,000	233,342
4.60% 8/15/45	77,000	92,456
4.65% 7/15/42	24,000	28,691
4.70% 10/15/48	190,000	232,980
4.75% 3/1/44	350,000	425,564
4.95% 10/15/58	190,000	241,834
6.40% 5/15/38	57,000	80,820
6.50% 11/15/35	200,000	280,557
7.05% 3/15/33	500,000	720,457
Discovery Communications
2.95% 3/20/23	125,000	127,080
3.30% 5/15/22	150,000	153,593
3.50% 6/15/22	100,000	102,542
3.80% 3/13/24	100,000	104,357
3.90% 11/15/24	150,000	157,788
3.95% 6/15/25	100,000	105,131
3.95% 3/20/28	200,000	207,785
4.13% 5/15/29	70,000	73,743
4.38% 6/15/21	100,000	103,426
4.88% 4/1/43	100,000	104,264
4.90% 3/11/26	100,000	111,221
5.20% 9/20/47	215,000	235,466
5.30% 5/15/49	65,000	71,939
6.35% 6/1/40	150,000	183,853
Fox
3.67% 1/25/22	50,000	51,642
4.03% 1/25/24	100,000	106,393
4.71% 1/25/29	105,000	120,030
5.48% 1/25/39	75,000	92,080
5.58% 1/25/49	90,000	114,044
Grupo Televisa
4.63% 1/30/26	200,000	213,701
6.63% 1/15/40	100,000	125,779
8.50% 3/11/32	200,000	269,493
NBCUniversal Media
2.88% 1/15/23	575,000	590,857
4.38% 4/1/21	200,000	207,116
4.45% 1/15/43	675,000	783,965
5.95% 4/1/41	200,000	275,600
Thomson Reuters
3.35% 5/15/26	55,000	56,715
4.30% 11/23/23	200,000	213,382
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Time Warner Cable
4.00% 9/1/21	200,000	$ 204,676
5.50% 9/1/41	100,000	107,888
5.88% 11/15/40	100,000	112,046
6.55% 5/1/37	200,000	240,461
6.75% 6/15/39	450,000	551,032
7.30% 7/1/38	150,000	189,969
Time Warner Entertainment
8.38% 3/15/23	250,000	296,155
8.38% 7/15/33	200,000	276,826
Viacom
3.88% 4/1/24	200,000	210,487
4.38% 3/15/43	477,000	493,015
5.85% 9/1/43	150,000	184,247
6.88% 4/30/36	125,000	163,621
Walt Disney
1.65% 9/1/22	70,000	69,872
1.75% 8/30/24	200,000	198,168
1.85% 7/30/26	95,000	93,798
2.00% 9/1/29	135,000	131,659
2.30% 2/12/21	200,000	201,424
2.35% 12/1/22	300,000	304,514
2.45% 3/4/22	70,000	71,041
2.75% 9/1/49	180,000	173,272
2.95% 6/15/27	200,000	213,099
3.00% 2/13/26	300,000	316,224
3.00% 7/30/46	50,000	50,647
3.15% 9/17/25	100,000	106,460
3.38% 11/15/26	60,000	64,226
3.70% 10/15/25	40,000	43,082
3.70% 12/1/42	150,000	169,295
3.75% 6/1/21	200,000	206,406
4.13% 12/1/41	100,000	117,856
4.13% 6/1/44	83,000	100,394
4.50% 2/15/21	150,000	155,324
4.75% 9/15/44	60,000	77,834
4.75% 11/15/46	50,000	65,710
4.95% 10/15/45	30,000	40,299
6.40% 12/15/35	229,000	330,327
6.65% 11/15/37	175,000	263,318
		24,537,599
Metal Fabricate & Hardware–0.03%
Precision Castparts
2.50% 1/15/23	200,000	203,600
3.25% 6/15/25	100,000	105,380
3.90% 1/15/43	50,000	55,789
4.38% 6/15/45	100,000	118,881
Timken 3.88% 9/1/24	70,000	72,865
Valmont Industries
5.00% 10/1/44	100,000	105,491
5.25% 10/1/54	100,000	102,540
		764,546

LVIP SSGA Bond Index Fund–37

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining–0.16%
Barrick Gold 5.25% 4/1/42	300,000	$ 364,635
Barrick North America Finance 5.75% 5/1/43	150,000	196,737
Barrick PD Australia Finance 5.95% 10/15/39	100,000	129,138
BHP Billiton Finance USA
4.13% 2/24/42	125,000	144,208
5.00% 9/30/43	500,000	646,355
Kinross Gold 4.50% 7/15/27	400,000	420,492
Newmont Goldcorp
3.50% 3/15/22	150,000	153,948
3.70% 3/15/23	200,000	208,331
4.88% 3/15/42	400,000	472,538
6.25% 10/1/39	100,000	133,337
Rio Tinto Alcan 6.13% 12/15/33	150,000	203,526
Rio Tinto Finance USA
3.75% 6/15/25	250,000	268,765
4.13% 8/21/42	150,000	174,495
5.20% 11/2/40	100,000	130,194
7.13% 7/15/28	75,000	101,530
Southern Copper
3.50% 11/8/22	89,000	91,143
5.25% 11/8/42	150,000	169,583
5.88% 4/23/45	69,000	83,912
6.75% 4/16/40	110,000	143,448
7.50% 7/27/35	200,000	268,500
		4,504,815
Miscellaneous Manufacturing–0.33%
3M
1.75% 2/14/23	100,000	99,721
2.00% 6/26/22	400,000	403,745
2.00% 2/14/25	100,000	99,450
2.25% 3/15/23	70,000	70,749
2.38% 8/26/29	150,000	149,396
2.75% 3/1/22	65,000	66,616
2.88% 10/15/27	150,000	155,999
3.00% 8/7/25	100,000	104,990
3.25% 2/14/24	100,000	105,229
3.25% 8/26/49	85,000	85,495
3.38% 3/1/29	100,000	107,659
3.63% 10/15/47	150,000	157,722
3.88% 6/15/44	150,000	165,726
4.00% 9/14/48	65,000	73,178
Carlisle
3.50% 12/1/24	95,000	98,679
3.75% 12/1/27	100,000	104,435
Eaton
2.75% 11/2/22	250,000	254,475
3.10% 9/15/27	100,000	104,139
3.92% 9/15/47	100,000	106,612
4.15% 11/2/42	150,000	166,434
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
General Electric
2.70% 10/9/22	400,000	$ 401,265
3.45% 5/15/24	800,000	822,081
4.13% 10/9/42	311,000	311,863
4.50% 3/11/44	700,000	751,050
5.30% 2/11/21	900,000	930,142
5.88% 1/14/38	272,000	327,533
6.75% 3/15/32	224,000	281,897
6.88% 1/10/39	201,000	266,335
Hexcel
3.95% 2/15/27	50,000	52,079
4.70% 8/15/25	50,000	54,141
Hillenbrand 4.50% 9/15/26	100,000	100,662
Illinois Tool Works
2.65% 11/15/26	150,000	155,319
3.38% 9/15/21	60,000	61,390
3.90% 9/1/42	150,000	175,344
4.88% 9/15/41	100,000	129,009
Ingersoll-Rand Global Holding
2.90% 2/21/21	100,000	100,845
3.75% 8/21/28	100,000	106,802
4.25% 6/15/23	250,000	265,920
4.30% 2/21/48	100,000	111,341
5.75% 6/15/43	100,000	129,323
Parker-Hannifin
2.70% 6/14/24	35,000	35,687
3.25% 6/14/29	55,000	57,415
3.30% 11/21/24	60,000	62,728
4.00% 6/14/49	55,000	60,622
6.25% 5/15/38	550,000	744,138
Textron
3.38% 3/1/28	50,000	51,460
3.65% 3/15/27	50,000	52,216
3.88% 3/1/25	170,000	179,562
		9,458,618
Office Furnishings–0.00%
Steelcase 5.13% 1/18/29	100,000	112,790
		112,790
Oil & Gas–1.53%
Apache
3.25% 4/15/22	191,000	194,506
4.25% 1/15/30	100,000	101,868
4.25% 1/15/44	100,000	89,206
4.38% 10/15/28	150,000	153,740
4.75% 4/15/43	200,000	191,992
5.10% 9/1/40	350,000	349,450
5.25% 2/1/42	100,000	102,170
5.35% 7/1/49	100,000	103,767
BP Capital Markets
2.11% 9/16/21	250,000	250,391
2.52% 9/19/22	150,000	151,857
2.75% 5/10/23	250,000	255,392

LVIP SSGA Bond Index Fund–38

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
BP Capital Markets (continued)
3.02% 1/16/27	250,000	$ 258,525
3.12% 5/4/26	75,000	78,258
3.25% 5/6/22	200,000	206,008
3.28% 9/19/27	150,000	158,081
3.41% 2/11/26	200,000	211,246
3.54% 11/4/24	100,000	106,048
3.72% 11/28/28	90,000	98,263
3.99% 9/26/23	250,000	267,304
4.23% 11/6/28	700,000	791,303
4.74% 3/11/21	200,000	208,066
BP Capital Markets America
3.22% 11/28/23	150,000	155,899
3.79% 2/6/24	280,000	297,763
Burlington Resources 7.20% 8/15/31	100,000	141,226
Canadian Natural Resources
2.95% 1/15/23	200,000	203,634
3.80% 4/15/24	43,000	45,060
3.85% 6/1/27	250,000	263,397
3.90% 2/1/25	200,000	210,926
4.95% 6/1/47	100,000	118,826
5.85% 2/1/35	200,000	243,175
6.25% 3/15/38	150,000	191,346
Cenovus Energy
3.00% 8/15/22	150,000	151,015
4.25% 4/15/27	250,000	260,140
5.25% 6/15/37	105,000	114,541
5.40% 6/15/47	200,000	225,519
Chevron
2.10% 5/16/21	200,000	200,828
2.50% 3/3/22	200,000	203,057
2.57% 5/16/23	200,000	204,325
2.90% 3/3/24	150,000	155,736
2.95% 5/16/26	200,000	209,309
3.19% 6/24/23	200,000	208,639
3.33% 11/17/25	150,000	161,008
Cimarex Energy
3.90% 5/15/27	215,000	219,087
4.38% 3/15/29	50,000	52,664
CNOOC Finance 2013
3.00% 5/9/23	250,000	254,073
4.25% 5/9/43	400,000	462,152
CNOOC Finance 2015 Australia 4.20% 5/5/45	200,000	235,111
CNOOC Finance 2015 USA 3.50% 5/5/25	200,000	208,814
Concho Resources
3.75% 10/1/27	95,000	98,822
4.30% 8/15/28	100,000	107,792
4.38% 1/15/25	100,000	103,659
4.85% 8/15/48	75,000	86,064
4.88% 10/1/47	75,000	85,882
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
ConocoPhillips
4.30% 11/15/44	150,000	$ 175,009
4.95% 3/15/26	250,000	288,421
5.95% 3/15/46	100,000	143,827
6.50% 2/1/39	380,000	550,353
ConocoPhillips Holding 6.95% 4/15/29	200,000	272,816
Continental Resources
3.80% 6/1/24	155,000	158,113
4.38% 1/15/28	155,000	160,352
4.50% 4/15/23	225,000	233,763
4.90% 6/1/44	110,000	111,635
5.00% 9/15/22	168,000	169,589
Devon Energy
4.75% 5/15/42	100,000	110,033
5.00% 6/15/45	70,000	81,059
5.60% 7/15/41	100,000	121,577
5.85% 12/15/25	150,000	178,413
Ecopetrol
4.13% 1/16/25	500,000	528,925
5.38% 6/26/26	210,000	236,565
5.88% 9/18/23	200,000	223,200
5.88% 5/28/45	155,000	181,352
Encana 3.90% 11/15/21	600,000	614,850
EOG Resources
2.63% 3/15/23	150,000	152,985
3.15% 4/1/25	250,000	262,332
3.90% 4/1/35	150,000	167,291
4.15% 1/15/26	100,000	110,676
EQT
2.50% 10/1/20	70,000	69,901
3.00% 10/1/22	70,000	67,409
3.90% 10/1/27	200,000	173,522
4.88% 11/15/21	100,000	102,619
Equinor
2.45% 1/17/23	200,000	203,224
2.65% 1/15/24	100,000	102,778
3.15% 1/23/22	200,000	205,450
3.63% 9/10/28	150,000	166,188
3.95% 5/15/43	250,000	285,901
4.80% 11/8/43	150,000	191,914
5.10% 8/17/40	200,000	258,428
Exxon Mobil
1.90% 8/16/22	80,000	80,382
2.02% 8/16/24	200,000	201,435
2.22% 3/1/21	105,000	105,578
2.28% 8/16/26	200,000	201,750
2.44% 8/16/29	200,000	201,538
2.73% 3/1/23	170,000	174,770
3.00% 8/16/39	200,000	200,473
3.04% 3/1/26	750,000	786,526
3.10% 8/16/49	200,000	201,372
3.57% 3/6/45	200,000	217,679
4.11% 3/1/46	165,000	195,601

LVIP SSGA Bond Index Fund–39

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Hess
4.30% 4/1/27	150,000	$ 156,896
5.60% 2/15/41	200,000	223,561
5.80% 4/1/47	150,000	172,820
7.13% 3/15/33	100,000	124,891
7.30% 8/15/31	250,000	314,819
Husky Energy
3.95% 4/15/22	150,000	154,789
4.00% 4/15/24	50,000	52,398
4.40% 4/15/29	150,000	157,674
Marathon Oil
2.80% 11/1/22	125,000	125,818
4.40% 7/15/27	500,000	533,607
6.60% 10/1/37	100,000	126,890
Marathon Petroleum
3.63% 9/15/24	250,000	261,965
3.80% 4/1/28	120,000	125,143
4.50% 4/1/48	50,000	52,320
4.75% 12/15/23	150,000	162,808
5.13% 3/1/21	135,000	140,367
5.13% 12/15/26	150,000	168,736
6.50% 3/1/41	145,000	180,758
Nexen
6.40% 5/15/37	150,000	211,452
7.50% 7/30/39	200,000	320,959
Noble Energy
3.25% 10/15/29	100,000	99,211
3.85% 1/15/28	150,000	155,799
4.20% 10/15/49	100,000	98,812
5.05% 11/15/44	300,000	327,755
6.00% 3/1/41	135,000	163,269
Occidental Petroleum
2.60% 8/13/21	105,000	105,722
2.70% 8/15/22	115,000	116,118
2.70% 2/15/23	200,000	201,184
2.90% 8/15/24	150,000	151,291
3.00% 2/15/27	250,000	248,243
3.13% 2/15/22	150,000	152,400
3.20% 8/15/26	125,000	126,233
3.40% 4/15/26	180,000	182,945
3.50% 6/15/25	100,000	102,890
3.50% 8/15/29	130,000	131,953
4.20% 3/15/48	150,000	148,866
4.30% 8/15/39	60,000	61,807
4.40% 4/15/46	250,000	255,034
4.40% 8/15/49	45,000	46,333
5.55% 3/15/26	400,000	451,470
6.45% 9/15/36	250,000	309,682
6.95% 7/1/24	100,000	117,375
7.50% 5/1/31	250,000	327,652
7.95% 6/15/39	200,000	277,498
Petroleos Mexicanos
2.38% 4/15/25	114,000	115,424
4.50% 1/23/26	250,000	242,122
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Petroleos Mexicanos (continued)
4.88% 1/18/24	500,000	$ 515,625
5.35% 2/12/28	145,000	138,929
5.63% 1/23/46	500,000	428,000
6.35% 2/12/48	90,000	83,039
6.38% 1/23/45	609,000	567,131
6.50% 3/13/27	700,000	729,050
6.50% 1/23/29	190,000	193,923
6.50% 6/2/41	800,000	766,400
6.63% 6/15/35	250,000	245,562
6.75% 9/21/47	300,000	288,690
6.84% 1/23/30	1,500,000	1,556,475
Phillips 66
3.90% 3/15/28	200,000	215,997
4.65% 11/15/34	350,000	404,764
4.88% 11/15/44	180,000	214,144
5.88% 5/1/42	250,000	330,206
Pioneer Natural Resources
3.45% 1/15/21	100,000	101,342
3.95% 7/15/22	100,000	104,110
4.45% 1/15/26	100,000	109,633
Shell International Finance
1.75% 9/12/21	150,000	149,781
1.88% 5/10/21	200,000	200,079
2.25% 11/10/20	150,000	150,667
2.38% 8/21/22	250,000	254,004
2.50% 9/12/26	150,000	152,567
2.88% 5/10/26	400,000	416,604
3.25% 5/11/25	350,000	370,585
3.75% 9/12/46	150,000	166,625
4.00% 5/10/46	350,000	403,544
4.13% 5/11/35	156,000	180,550
4.38% 5/11/45	167,000	202,095
4.55% 8/12/43	600,000	738,794
5.50% 3/25/40	100,000	135,688
6.38% 12/15/38	300,000	439,131
Suncor Energy
3.60% 12/1/24	250,000	263,855
4.00% 11/15/47	70,000	75,327
5.95% 5/15/35	200,000	256,383
6.50% 6/15/38	250,000	344,693
6.80% 5/15/38	100,000	140,393
6.85% 6/1/39	100,000	144,383
7.15% 2/1/32	25,000	34,591
9.25% 10/15/21	50,000	56,776
Total Capital
3.88% 10/11/28	200,000	223,797
4.13% 1/28/21	100,000	102,826
Total Capital Canada 2.75% 7/15/23	300,000	308,499
Total Capital International
2.22% 7/12/21	65,000	65,338
2.43% 1/10/25	100,000	101,197
2.70% 1/25/23	200,000	204,256

LVIP SSGA Bond Index Fund–40

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Total Capital International (continued)
2.83% 1/10/30	100,000	$ 102,842
2.88% 2/17/22	200,000	204,579
3.46% 2/19/29	200,000	216,113
3.46% 7/12/49	100,000	105,706
3.70% 1/15/24	100,000	106,771
Valero Energy
3.65% 3/15/25	100,000	105,880
4.00% 4/1/29	100,000	106,441
4.35% 6/1/28	175,000	190,119
4.90% 3/15/45	150,000	167,748
6.63% 6/15/37	300,000	388,718
7.50% 4/15/32	100,000	136,331
		43,427,559
Oil & Gas Services–0.10%
Baker Hughes a GE Co.
2.77% 12/15/22	200,000	203,459
3.34% 12/15/27	250,000	256,669
4.08% 12/15/47	200,000	201,637
5.13% 9/15/40	200,000	229,503
Halliburton
3.25% 11/15/21	200,000	204,128
3.80% 11/15/25	290,000	307,409
4.75% 8/1/43	200,000	216,104
4.85% 11/15/35	100,000	110,591
5.00% 11/15/45	283,000	316,500
7.45% 9/15/39	200,000	285,273
National Oilwell Varco
2.60% 12/1/22	200,000	201,196
3.95% 12/1/42	150,000	137,786
Schlumberger Investment 3.65% 12/1/23	204,000	215,817
TechnipFMC 3.45% 10/1/22	100,000	101,946
		2,988,018
Packaging & Containers–0.06%
Bemis 4.50% 10/15/21	300,000	309,437
Packaging Corporation of America
2.45% 12/15/20	105,000	105,243
3.40% 12/15/27	70,000	72,703
3.90% 6/15/22	50,000	51,678
4.50% 11/1/23	150,000	161,086
Sonoco Products 5.75% 11/1/40	100,000	125,535
WestRock MWV 8.20% 1/15/30	150,000	205,488
WestRock RKT 4.90% 3/1/22	200,000	211,657
WRKCo
3.00% 9/15/24	100,000	101,935
3.75% 3/15/25	100,000	105,335
3.90% 6/1/28	50,000	52,802
4.00% 3/15/28	100,000	106,592
4.20% 6/1/32	50,000	54,739
		1,664,230
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–1.47%
AbbVie
2.30% 5/14/21	200,000	$ 200,441
2.85% 5/14/23	150,000	152,708
3.20% 11/6/22	225,000	230,925
3.20% 5/14/26	200,000	203,816
3.60% 5/14/25	600,000	624,538
4.30% 5/14/36	150,000	158,576
4.40% 11/6/42	300,000	310,039
4.45% 5/14/46	200,000	207,519
4.50% 5/14/35	600,000	644,009
4.70% 5/14/45	665,000	712,572
Allergan Finance
3.25% 10/1/22	250,000	255,426
3.45% 3/15/22	500,000	512,559
3.80% 3/15/25	500,000	523,910
4.55% 3/15/35	250,000	265,810
4.63% 10/1/42	125,000	129,946
4.85% 6/15/44	150,000	160,167
AmerisourceBergen
3.40% 5/15/24	250,000	260,137
3.45% 12/15/27	100,000	103,425
4.30% 12/15/47	100,000	102,496
AstraZeneca
2.38% 11/16/20	250,000	251,253
2.38% 6/12/22	150,000	151,117
3.13% 6/12/27	150,000	156,179
3.38% 11/16/25	250,000	263,084
3.50% 8/17/23	100,000	104,549
4.00% 1/17/29	105,000	116,927
4.00% 9/18/42	150,000	165,776
4.38% 11/16/45	95,000	111,781
4.38% 8/17/48	125,000	148,850
6.45% 9/15/37	450,000	635,842
Bristol-Myers Squibb
2.00% 8/1/22	100,000	99,993
2.55% 5/14/21	100,000	100,821
2.60% 5/16/22	150,000	152,124
2.90% 7/26/24	220,000	226,958
3.20% 6/15/26	120,000	125,994
3.25% 8/1/42	100,000	101,373
3.40% 7/26/29	265,000	283,296
4.25% 10/26/49	210,000	244,204
4.50% 3/1/44	500,000	594,306
Bristol-Myers Squibb 4.13% 6/15/39	85,000	96,501
Cardinal Health
2.62% 6/15/22	150,000	150,942
3.08% 6/15/24	100,000	101,295
3.20% 3/15/23	100,000	102,649
3.41% 6/15/27	250,000	248,144
3.50% 11/15/24	300,000	308,916
3.75% 9/15/25	100,000	103,454
4.37% 6/15/47	100,000	95,657
4.63% 12/15/20	100,000	102,704

LVIP SSGA Bond Index Fund–41

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Cardinal Health (continued)
4.90% 9/15/45	100,000	$ 102,065
Cigna
3.40% 9/17/21	120,000	122,754
3.75% 7/15/23	275,000	288,222
4.13% 11/15/25	90,000	96,760
4.38% 10/15/28	200,000	218,937
4.80% 8/15/38	145,000	163,019
4.90% 12/15/48	145,000	166,566
CVS Health
2.13% 6/1/21	550,000	549,607
2.63% 8/15/24	65,000	65,362
2.75% 12/1/22	200,000	202,475
2.88% 6/1/26	250,000	250,787
3.00% 8/15/26	65,000	65,421
3.25% 8/15/29	85,000	85,566
3.35% 3/9/21	364,000	369,924
3.50% 7/20/22	200,000	206,612
3.88% 7/20/25	400,000	423,553
4.00% 12/5/23	200,000	211,464
4.10% 3/25/25	500,000	534,577
4.30% 3/25/28	1,330,000	1,439,378
4.78% 3/25/38	810,000	888,518
4.88% 7/20/35	225,000	251,031
5.05% 3/25/48	1,085,000	1,233,337
5.13% 7/20/45	215,000	244,074
Eli Lilly & Co.
2.35% 5/15/22	75,000	75,959
3.10% 5/15/27	98,000	103,137
3.38% 3/15/29	160,000	173,537
3.88% 3/15/39	250,000	286,242
3.95% 5/15/47	107,000	123,557
3.95% 3/15/49	250,000	290,590
4.15% 3/15/59	250,000	294,819
5.50% 3/15/27	100,000	121,455
Express Scripts Holding
3.00% 7/15/23	150,000	153,161
3.30% 2/25/21	40,000	40,538
3.40% 3/1/27	105,000	108,566
3.90% 2/15/22	450,000	466,913
4.50% 2/25/26	150,000	163,939
4.75% 11/15/21	200,000	210,254
4.80% 7/15/46	485,000	543,783
6.13% 11/15/41	300,000	381,155
GlaxoSmithKline Capital
2.85% 5/8/22	250,000	255,320
2.88% 6/1/22	200,000	204,404
3.00% 6/1/24	140,000	145,011
3.13% 5/14/21	495,000	504,954
3.38% 6/1/29	165,000	177,193
3.63% 5/15/25	110,000	118,159
5.38% 4/15/34	100,000	128,700
6.38% 5/15/38	450,000	647,936
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Johnson & Johnson
1.65% 3/1/21	150,000	$ 149,738
1.95% 11/10/20	50,000	50,031
2.05% 3/1/23	150,000	151,105
2.25% 3/3/22	200,000	202,418
2.45% 12/5/21	150,000	152,035
2.45% 3/1/26	150,000	152,752
2.63% 1/15/25	150,000	154,737
2.90% 1/15/28	150,000	157,898
2.95% 3/3/27	200,000	210,441
3.40% 1/15/38	150,000	162,202
3.50% 1/15/48	95,000	104,645
3.55% 5/15/21	100,000	102,648
3.55% 3/1/36	70,000	77,006
3.63% 3/3/37	627,000	700,039
3.70% 3/1/46	80,000	90,423
3.75% 3/3/47	200,000	228,608
4.38% 12/5/33	183,000	217,795
4.85% 5/15/41	100,000	128,903
5.85% 7/15/38	100,000	142,441
McKesson
2.70% 12/15/22	100,000	101,101
3.80% 3/15/24	200,000	209,189
4.75% 5/30/29	200,000	223,600
Mead Johnson Nutrition
3.00% 11/15/20	95,000	95,851
4.13% 11/15/25	95,000	104,025
5.90% 11/1/39	50,000	68,029
Merck & Co.
2.40% 9/15/22	150,000	152,386
2.75% 2/10/25	400,000	414,489
2.80% 5/18/23	250,000	257,563
2.90% 3/7/24	90,000	93,583
3.40% 3/7/29	200,000	217,132
3.60% 9/15/42	100,000	110,412
3.90% 3/7/39	200,000	232,223
4.00% 3/7/49	135,000	160,673
4.15% 5/18/43	242,000	291,497
Mylan
3.15% 6/15/21	250,000	253,238
3.75% 12/15/20	100,000	101,547
3.95% 6/15/26	250,000	258,548
4.55% 4/15/28	150,000	159,350
5.20% 4/15/48	150,000	159,078
5.25% 6/15/46	160,000	170,792
5.40% 11/29/43	133,000	140,153
Novartis Capital
2.40% 5/17/22	200,000	203,055
2.40% 9/21/22	250,000	254,050
3.00% 11/20/25	250,000	263,347
3.10% 5/17/27	125,000	132,947
3.40% 5/6/24	250,000	265,880
3.70% 9/21/42	150,000	167,904
4.00% 11/20/45	250,000	294,602

LVIP SSGA Bond Index Fund–42

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Novartis Capital (continued)
4.40% 5/6/44	250,000	$ 309,694
Perrigo Finance Unlimited 4.38% 3/15/26	200,000	206,890
Pfizer
1.95% 6/3/21	150,000	150,230
2.20% 12/15/21	150,000	150,878
2.75% 6/3/26	150,000	155,351
2.80% 3/11/22	65,000	66,264
2.95% 3/15/24	150,000	155,951
3.00% 9/15/21	110,000	112,260
3.00% 6/15/23	200,000	207,460
3.00% 12/15/26	450,000	474,181
3.20% 9/15/23	150,000	157,195
3.40% 5/15/24	400,000	424,656
3.45% 3/15/29	250,000	270,906
3.60% 9/15/28	250,000	273,167
3.90% 3/15/39	50,000	55,918
4.00% 12/15/36	100,000	114,658
4.00% 3/15/49	200,000	231,216
4.10% 9/15/38	150,000	171,577
4.20% 9/15/48	100,000	118,235
7.20% 3/15/39	300,000	471,035
Sanofi
3.38% 6/19/23	150,000	157,310
3.63% 6/19/28	150,000	166,224
4.00% 3/29/21	325,000	334,533
Shire Acquisitions Investments Ireland
2.40% 9/23/21	500,000	502,464
2.88% 9/23/23	300,000	306,033
3.20% 9/23/26	300,000	309,791
Takeda Pharmaceutical 5.00% 11/26/28	200,000	234,299
Wyeth
5.95% 4/1/37	350,000	476,013
6.00% 2/15/36	100,000	137,074
6.50% 2/1/34	100,000	139,397
Zoetis
3.00% 9/12/27	100,000	102,698
3.25% 8/20/21	25,000	25,446
3.25% 2/1/23	163,000	167,411
3.45% 11/13/20	75,000	75,982
3.90% 8/20/28	50,000	54,757
3.95% 9/12/47	100,000	109,077
4.45% 8/20/48	50,000	59,223
4.50% 11/13/25	200,000	222,093
4.70% 2/1/43	150,000	179,983
		41,932,638
Pipelines–1.01%
Boardwalk Pipelines
3.38% 2/1/23	100,000	101,450
4.45% 7/15/27	70,000	72,089
4.95% 12/15/24	50,000	53,504
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Boardwalk Pipelines (continued)
5.95% 6/1/26	50,000	$ 56,077
Buckeye Partners
3.95% 12/1/26	35,000	30,844
5.85% 11/15/43	500,000	424,062
Columbia Pipeline Group
4.50% 6/1/25	250,000	269,642
5.80% 6/1/45	100,000	126,884
Enable Midstream Partners
3.90% 5/15/24	200,000	203,997
4.40% 3/15/27	100,000	100,292
5.00% 5/15/44	70,000	64,348
Enbridge
2.90% 7/15/22	200,000	203,848
3.50% 6/10/24	100,000	104,504
3.70% 7/15/27	200,000	212,402
4.00% 10/1/23	150,000	159,077
4.25% 12/1/26	100,000	109,478
4.50% 6/10/44	100,000	109,804
5.50% 12/1/46	100,000	126,911
Enbridge Energy Partners 7.50% 4/15/38	300,000	428,956
Energy Transfer Operating
3.60% 2/1/23	100,000	102,785
4.05% 3/15/25	100,000	104,698
4.15% 10/1/20	150,000	152,257
4.20% 9/15/23	50,000	52,579
4.20% 4/15/27	150,000	158,161
4.75% 1/15/26	400,000	433,993
4.95% 6/15/28	75,000	82,495
5.15% 3/15/45	150,000	157,687
5.20% 2/1/22	250,000	263,903
5.30% 4/15/47	150,000	161,610
5.80% 6/15/38	100,000	114,607
5.95% 10/1/43	125,000	141,678
6.13% 12/15/45	400,000	469,960
6.50% 2/1/42	150,000	180,226
7.50% 7/1/38	200,000	257,125
Energy Transfer Partners 6.00% 6/15/48	100,000	118,318
Enterprise Products Operating
2.85% 4/15/21	355,000	358,894
3.13% 7/31/29	150,000	153,917
3.35% 3/15/23	350,000	362,297
3.50% 2/1/22	75,000	77,469
3.70% 2/15/26	150,000	159,555
3.75% 2/15/25	340,000	362,484
3.90% 2/15/24	200,000	213,028
3.95% 2/15/27	245,000	266,343
4.05% 2/15/22	100,000	104,492
4.15% 10/16/28	100,000	110,835
4.20% 1/31/50	100,000	107,412
4.25% 2/15/48	90,000	97,419
4.45% 2/15/43	125,000	136,927

LVIP SSGA Bond Index Fund–43

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating (continued)
4.80% 2/1/49	100,000	$ 116,611
4.85% 8/15/42	200,000	229,912
4.85% 3/15/44	125,000	143,722
4.90% 5/15/46	100,000	117,696
5.70% 2/15/42	150,000	188,801
5.95% 2/1/41	100,000	128,115
6.13% 10/15/39	50,000	65,033
7.55% 4/15/38	100,000	147,622
EQM Midstream Partners
4.00% 8/1/24	55,000	53,344
4.13% 12/1/26	65,000	60,510
4.75% 7/15/23	100,000	100,373
5.50% 7/15/28	45,000	45,043
6.50% 7/15/48	100,000	97,136
Kinder Morgan
3.15% 1/15/23	250,000	256,065
4.30% 6/1/25	200,000	216,387
4.30% 3/1/28	200,000	217,083
5.20% 3/1/48	150,000	173,106
Kinder Morgan Energy Partners
3.50% 3/1/21	520,000	527,993
3.50% 9/1/23	200,000	207,057
3.95% 9/1/22	100,000	104,029
5.00% 8/15/42	500,000	549,011
5.00% 3/1/43	250,000	274,856
5.80% 3/15/35	150,000	176,410
6.50% 9/1/39	100,000	126,729
6.55% 9/15/40	200,000	248,385
7.75% 3/15/32	200,000	270,478
Magellan Midstream Partners
3.95% 3/1/50	100,000	101,890
4.20% 10/3/47	100,000	105,078
4.25% 2/1/21	150,000	153,869
4.25% 9/15/46	180,000	191,546
5.00% 3/1/26	100,000	112,332
MPLX
3.38% 3/15/23	275,000	282,478
3.50% 12/1/22	40,000	41,165
4.00% 3/15/28	175,000	182,610
4.13% 3/1/27	165,000	174,151
4.25% 12/1/27	50,000	52,989
4.50% 4/15/38	290,000	301,107
4.70% 4/15/48	115,000	120,226
4.88% 12/1/24	500,000	549,203
4.90% 4/15/58	50,000	52,068
5.20% 3/1/47	165,000	183,533
5.20% 12/1/47	90,000	98,509
ONEOK
2.75% 9/1/24	150,000	150,929
3.40% 9/1/29	150,000	149,323
4.00% 7/13/27	85,000	89,028
4.45% 9/1/49	60,000	60,095
4.55% 7/15/28	150,000	162,537
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
ONEOK (continued)
4.95% 7/13/47	100,000	$ 108,583
5.20% 7/15/48	75,000	83,453
ONEOK Partners
3.38% 10/1/22	150,000	153,704
4.90% 3/15/25	100,000	110,031
6.13% 2/1/41	100,000	122,020
6.20% 9/15/43	178,000	220,468
6.65% 10/1/36	100,000	124,718
Phillips 66 Partners
2.45% 12/15/24	100,000	99,714
3.15% 12/15/29	100,000	98,760
3.55% 10/1/26	100,000	103,206
3.75% 3/1/28	50,000	52,042
4.68% 2/15/45	40,000	42,984
4.90% 10/1/46	100,000	112,471
Plains All American Pipeline
4.30% 1/31/43	100,000	92,623
4.50% 12/15/26	100,000	106,130
4.65% 10/15/25	200,000	213,943
4.70% 6/15/44	600,000	586,634
5.15% 6/1/42	200,000	203,496
6.65% 1/15/37	125,000	148,915
Sabine Pass Liquefaction
4.20% 3/15/28	70,000	74,128
5.63% 2/1/21	400,000	413,257
5.63% 3/1/25	545,000	612,307
5.75% 5/15/24	545,000	607,819
Southern Natural Gas 4.40% 6/15/21	300,000	308,984
Spectra Energy Partners
3.38% 10/15/26	145,000	150,197
4.50% 3/15/45	50,000	54,464
Sunoco Logistics Partners Operations
3.45% 1/15/23	200,000	204,475
3.90% 7/15/26	100,000	103,745
4.00% 10/1/27	245,000	253,837
4.40% 4/1/21	100,000	102,748
5.30% 4/1/44	200,000	211,611
5.40% 10/1/47	245,000	267,738
5.95% 12/1/25	100,000	114,351
TC PipeLines 4.38% 3/13/25	150,000	159,576
Tennessee Gas Pipeline 7.63% 4/1/37	150,000	202,366
TransCanada PipeLines
2.50% 8/1/22	150,000	151,641
3.75% 10/16/23	150,000	158,239
3.80% 10/1/20	100,000	101,614
4.25% 5/15/28	150,000	165,952
4.63% 3/1/34	200,000	227,567
4.75% 5/15/38	150,000	171,380
4.88% 1/15/26	100,000	112,338
4.88% 5/15/48	150,000	173,797
6.10% 6/1/40	100,000	129,274

LVIP SSGA Bond Index Fund–44

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
TransCanada PipeLines (continued)
7.25% 8/15/38	100,000	$ 143,376
7.63% 1/15/39	250,000	371,186
Transcontinental Gas Pipe Line
4.00% 3/15/28	100,000	107,026
4.45% 8/1/42	100,000	106,479
4.60% 3/15/48	100,000	110,903
Valero Energy Partners
4.38% 12/15/26	85,000	92,382
4.50% 3/15/28	100,000	109,443
Western Gas Partners
3.95% 6/1/25	150,000	145,110
4.50% 3/1/28	40,000	38,659
4.75% 8/15/28	60,000	59,105
5.30% 3/1/48	100,000	86,873
5.45% 4/1/44	100,000	88,810
5.50% 8/15/48	60,000	53,484
Western Midstream Operating 4.00% 7/1/22	150,000	151,861
Williams
3.70% 1/15/23	65,000	67,259
3.75% 6/15/27	250,000	258,439
4.85% 3/1/48	70,000	75,010
Williams Companies
3.90% 1/15/25	725,000	759,761
4.00% 11/15/21	100,000	102,547
4.30% 3/4/24	195,000	207,399
5.75% 6/24/44	95,000	109,781
6.30% 4/15/40	470,000	576,726
Williams Partners 4.55% 6/24/24	245,000	263,856
		28,680,271
Private Equity–0.01%
Brookfield Asset Management 4.00% 1/15/25	150,000	159,678
		159,678
Real Estate–0.01%
CBRE Services 4.88% 3/1/26	300,000	333,374
		333,374
Real Estate Investment Trusts–0.93%
Alexandria Real Estate Equities
2.75% 12/15/29	100,000	98,683
3.38% 8/15/31	60,000	62,751
3.45% 4/30/25	100,000	104,768
3.95% 1/15/27	25,000	26,788
3.95% 1/15/28	100,000	107,915
4.00% 2/1/50	100,000	109,238
4.30% 1/15/26	250,000	272,812
4.50% 7/30/29	110,000	124,499
American Campus Communities Operating Partnership
3.35% 10/1/20	100,000	101,092
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
American Campus Communities Operating Partnership (continued)
3.63% 11/15/27	55,000	$ 57,812
4.13% 7/1/24	100,000	107,052
American Tower
2.25% 1/15/22	200,000	200,334
2.95% 1/15/25	100,000	102,233
3.00% 6/15/23	100,000	102,361
3.13% 1/15/27	200,000	204,204
3.38% 10/15/26	200,000	208,175
3.45% 9/15/21	250,000	255,820
3.50% 1/31/23	250,000	259,172
3.60% 1/15/28	100,000	105,364
3.80% 8/15/29	65,000	69,515
4.00% 6/1/25	100,000	106,964
4.70% 3/15/22	225,000	238,444
5.00% 2/15/24	100,000	110,557
5.90% 11/1/21	65,000	69,873
AvalonBay Communities
2.90% 10/15/26	50,000	51,424
3.20% 1/15/28	85,000	88,801
3.30% 6/1/29	60,000	63,381
3.45% 6/1/25	100,000	105,776
3.50% 11/15/24	200,000	212,697
3.50% 11/15/25	50,000	53,135
3.90% 10/15/46	50,000	56,349
4.15% 7/1/47	50,000	58,842
Boston Properties
2.75% 10/1/26	300,000	302,932
3.20% 1/15/25	100,000	103,792
3.40% 6/21/29	150,000	157,097
3.65% 2/1/26	100,000	105,906
3.85% 2/1/23	125,000	131,262
4.13% 5/15/21	250,000	256,817
4.50% 12/1/28	70,000	79,525
Brandywine Operating Partnership
3.95% 2/15/23	50,000	52,157
3.95% 11/15/27	50,000	52,295
Brixmor Operating Partnership
3.25% 9/15/23	150,000	153,624
3.85% 2/1/25	70,000	73,247
3.88% 8/15/22	95,000	98,767
3.90% 3/15/27	100,000	104,918
4.13% 6/15/26	50,000	53,070
Camden Property Trust
3.15% 7/1/29	125,000	130,125
3.35% 11/1/49	40,000	40,406
CC Holdings GS V 3.85% 4/15/23	150,000	157,317
Columbia Property Trust Operating Partnership 3.65% 8/15/26	100,000	101,509
Corporate Office Properties 3.70% 6/15/21	150,000	151,729

LVIP SSGA Bond Index Fund–45

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Crown Castle International
3.15% 7/15/23	110,000	$ 112,779
3.20% 9/1/24	105,000	107,926
3.40% 2/15/21	140,000	141,957
3.65% 9/1/27	140,000	148,361
3.70% 6/15/26	365,000	385,133
3.80% 2/15/28	150,000	159,662
4.00% 3/1/27	40,000	43,067
4.45% 2/15/26	365,000	400,003
4.75% 5/15/47	25,000	28,965
5.20% 2/15/49	100,000	123,713
CubeSmart
3.13% 9/1/26	50,000	50,422
4.38% 12/15/23	65,000	69,351
4.38% 2/15/29	30,000	32,937
Digital Realty Trust
2.75% 2/1/23	50,000	50,537
3.60% 7/1/29	65,000	67,719
3.70% 8/15/27	100,000	105,027
3.95% 7/1/22	150,000	156,644
4.75% 10/1/25	100,000	110,084
Duke Realty
3.75% 12/1/24	250,000	265,667
4.38% 6/15/22	100,000	105,088
EPR Properties
4.50% 6/1/27	100,000	106,217
4.75% 12/15/26	100,000	107,576
4.95% 4/15/28	100,000	109,025
Equinix
5.38% 5/15/27	160,000	172,900
5.88% 1/15/26	205,000	218,614
ERP Operating
2.50% 2/15/30	100,000	98,587
2.85% 11/1/26	140,000	143,789
3.00% 7/1/29	100,000	103,334
3.38% 6/1/25	100,000	105,776
4.15% 12/1/28	100,000	112,173
4.50% 7/1/44	150,000	180,324
4.50% 6/1/45	50,000	60,166
4.63% 12/15/21	90,000	94,488
Essex Portfolio
3.00% 1/15/30	100,000	101,086
3.25% 5/1/23	100,000	102,880
3.38% 4/15/26	50,000	52,289
3.63% 5/1/27	200,000	212,193
4.00% 3/1/29	100,000	109,292
Federal Realty Investment Trust
3.25% 7/15/27	100,000	104,263
4.50% 12/1/44	100,000	117,899
GLP Capital
3.35% 9/1/24	85,000	85,909
4.00% 1/15/30	95,000	95,947
5.25% 6/1/25	75,000	82,802
5.38% 11/1/23	75,000	81,412
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
GLP Capital (continued)
5.38% 4/15/26	145,000	$ 159,842
5.75% 6/1/28	75,000	85,593
HCP
3.88% 8/15/24	200,000	213,525
4.00% 12/1/22	50,000	52,384
4.00% 6/1/25	250,000	266,329
4.25% 11/15/23	88,000	93,998
Healthcare Trust of America Holding 3.10% 2/15/30	50,000	49,909
Healthcare Trust of America Holdings
3.50% 8/1/26	95,000	97,994
3.75% 7/1/27	50,000	52,390
Highwoods Realty
3.20% 6/15/21	200,000	202,558
3.88% 3/1/27	60,000	62,908
4.20% 4/15/29	100,000	107,361
Hospitality Properties Trust
4.25% 2/15/21	50,000	50,691
4.50% 6/15/23	100,000	102,997
4.95% 2/15/27	70,000	70,979
5.00% 8/15/22	300,000	313,556
5.25% 2/15/26	50,000	51,989
Host Hotels & Resorts
3.38% 12/15/29	150,000	149,968
4.75% 3/1/23	150,000	159,621
5.25% 3/15/22	100,000	106,778
Hudson Pacific Properties
3.95% 11/1/27	25,000	26,211
4.65% 4/1/29	100,000	110,314
Kilroy Realty
3.05% 2/15/30	100,000	98,085
3.45% 12/15/24	100,000	104,063
4.25% 8/15/29	150,000	162,776
Kimco Realty
2.70% 3/1/24	100,000	100,859
2.80% 10/1/26	100,000	100,637
3.20% 5/1/21	150,000	152,189
3.30% 2/1/25	120,000	123,842
3.40% 11/1/22	50,000	51,720
3.80% 4/1/27	100,000	106,297
4.13% 12/1/46	100,000	105,130
4.45% 9/1/47	100,000	110,526
Kite Realty Group
4.00% 10/1/26	50,000	49,665
4.13% 6/15/22	50,000	52,223
Liberty Property
4.38% 2/1/29	125,000	139,777
4.40% 2/15/24	100,000	107,728
Life Storage 4.00% 6/15/29	100,000	107,103
LifeStorage 3.50% 7/1/26	100,000	102,751
Mid-America Apartments
3.75% 6/15/24	100,000	105,190
3.95% 3/15/29	100,000	109,218

LVIP SSGA Bond Index Fund–46

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Mid-America Apartments (continued)
4.00% 11/15/25	50,000	$ 53,618
4.20% 6/15/28	100,000	110,359
4.30% 10/15/23	50,000	53,442
National Retail Properties
3.30% 4/15/23	100,000	102,814
3.60% 12/15/26	100,000	105,331
4.00% 11/15/25	65,000	69,717
Office Properties Income Trust 4.25% 5/15/24	250,000	255,720
Omega Healthcare Investors
3.63% 10/1/29	100,000	99,689
4.38% 8/1/23	50,000	52,727
4.50% 4/1/27	200,000	212,884
4.95% 4/1/24	57,000	61,137
5.25% 1/15/26	100,000	109,668
Physicians Realty
3.95% 1/15/28	100,000	104,823
4.30% 3/15/27	50,000	53,482
Prologis
3.75% 11/1/25	45,000	49,048
3.88% 9/15/28	65,000	72,342
4.25% 8/15/23	150,000	161,535
4.38% 9/15/48	50,000	61,952
Public Storage
2.37% 9/15/22	50,000	50,492
3.09% 9/15/27	60,000	63,072
3.39% 5/1/29	65,000	69,770
Realty Income
3.25% 10/15/22	100,000	103,228
3.25% 6/15/29	250,000	261,812
3.65% 1/15/28	100,000	107,290
3.88% 7/15/24	65,000	69,576
4.65% 8/1/23	100,000	108,692
4.65% 3/15/47	100,000	123,941
Regency Centers
3.60% 2/1/27	160,000	168,145
4.13% 3/15/28	100,000	108,657
4.40% 2/1/47	165,000	188,880
Sabra Health Care LP
3.90% 10/15/29	100,000	98,750
4.80% 6/1/24	50,000	52,885
Simon Property Group
2.00% 9/13/24	100,000	99,097
2.35% 1/30/22	100,000	100,840
2.45% 9/13/29	150,000	146,947
2.63% 6/15/22	200,000	203,283
3.25% 11/30/26	100,000	104,935
3.25% 9/13/49	100,000	97,976
3.38% 10/1/24	100,000	105,193
3.38% 6/15/27	200,000	211,285
4.13% 12/1/21	300,000	311,807
4.25% 11/30/46	100,000	115,628
6.75% 2/1/40	300,000	441,432
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
SITE Centers
4.25% 2/1/26	100,000	$ 105,696
4.70% 6/1/27	100,000	109,603
SL Green Operating Partnership 3.25% 10/15/22	60,000	61,232
SL Green Realty 4.50% 12/1/22	100,000	105,331
Spirit Realty
3.20% 1/15/27	100,000	99,335
3.40% 1/15/30	100,000	99,393
4.00% 7/15/29	45,000	47,142
STORE Capital
4.50% 3/15/28	50,000	54,006
4.63% 3/15/29	100,000	110,053
Tanger Properties
3.13% 9/1/26	50,000	49,165
3.88% 7/15/27	100,000	102,050
UDR
2.95% 9/1/26	50,000	50,881
3.20% 1/15/30	100,000	103,116
3.50% 1/15/28	100,000	105,642
4.00% 10/1/25	50,000	54,105
4.63% 1/10/22	100,000	104,529
Ventas Realty
3.00% 1/15/30	100,000	99,195
3.13% 6/15/23	30,000	30,840
3.75% 5/1/24	150,000	158,290
3.85% 4/1/27	100,000	106,401
4.00% 3/1/28	100,000	107,344
4.13% 1/15/26	156,000	168,831
4.40% 1/15/29	150,000	166,217
4.88% 4/15/49	50,000	59,662
VEREIT Operating Partnership
3.95% 8/15/27	80,000	84,525
4.13% 6/1/21	60,000	61,592
4.60% 2/6/24	75,000	80,598
4.88% 6/1/26	95,000	105,299
Vornado Realty 3.50% 1/15/25	100,000	103,313
Washington Real Estate Investment Trust 3.95% 10/15/22	100,000	103,545
Weingarten Realty Investors 3.38% 10/15/22	150,000	153,625
Welltower
3.10% 1/15/30	55,000	55,115
3.63% 3/15/24	80,000	84,047
3.95% 9/1/23	50,000	52,994
4.25% 4/1/26	200,000	217,830
4.25% 4/15/28	50,000	54,898
4.50% 1/15/24	250,000	270,213
4.95% 9/1/48	50,000	60,238
6.50% 3/15/41	250,000	341,896
Weyerhaeuser
4.63% 9/15/23	250,000	271,579

LVIP SSGA Bond Index Fund–47

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Weyerhaeuser (continued)
4.70% 3/15/21	100,000	$ 102,725
7.38% 3/15/32	250,000	350,516
WP Carey
4.25% 10/1/26	100,000	107,317
4.60% 4/1/24	100,000	107,033
		26,535,841
Retail–0.79%
Advance Auto Parts
4.50% 1/15/22	100,000	104,359
4.50% 12/1/23	100,000	108,042
AutoNation
3.35% 1/15/21	50,000	50,483
3.50% 11/15/24	100,000	101,976
3.80% 11/15/27	100,000	101,172
4.50% 10/1/25	45,000	47,857
AutoZone
2.88% 1/15/23	100,000	101,794
3.13% 4/18/24	100,000	103,442
3.13% 4/21/26	75,000	77,533
3.75% 6/1/27	150,000	161,246
3.75% 4/18/29	100,000	107,317
4.00% 11/15/20	75,000	76,138
Costco Wholesale
2.25% 2/15/22	100,000	100,994
2.30% 5/18/22	250,000	252,465
3.00% 5/18/27	250,000	265,138
Darden Restaurants 4.55% 2/15/48	35,000	37,022
Dollar General
3.25% 4/15/23	200,000	206,738
3.88% 4/15/27	100,000	107,268
4.13% 5/1/28	70,000	76,608
4.15% 11/1/25	75,000	81,103
Dollar Tree
3.70% 5/15/23	155,000	160,851
4.00% 5/15/25	150,000	159,061
4.20% 5/15/28	165,000	177,447
Home Depot
2.00% 4/1/21	250,000	250,647
2.13% 9/15/26	155,000	154,146
2.70% 4/1/23	150,000	154,491
2.80% 9/14/27	200,000	209,395
2.95% 6/15/29	90,000	94,566
3.00% 4/1/26	125,000	131,065
3.25% 3/1/22	90,000	93,103
3.35% 9/15/25	265,000	283,023
3.50% 9/15/56	135,000	143,884
3.75% 2/15/24	200,000	215,085
3.90% 12/6/28	60,000	67,467
3.90% 6/15/47	150,000	172,002
4.20% 4/1/43	150,000	176,534
4.25% 4/1/46	100,000	119,939
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Home Depot (continued)
4.40% 4/1/21	100,000	$ 103,302
4.50% 12/6/48	200,000	250,145
4.88% 2/15/44	96,000	123,926
5.40% 9/15/40	100,000	133,293
5.88% 12/16/36	350,000	484,638
5.95% 4/1/41	100,000	143,372
Kohl's
4.25% 7/17/25	50,000	52,983
5.55% 7/17/45	50,000	51,505
Lowe's
3.10% 5/3/27	250,000	258,275
3.12% 4/15/22	100,000	102,300
3.38% 9/15/25	120,000	126,095
3.65% 4/5/29	170,000	181,926
3.70% 4/15/46	200,000	201,749
3.88% 9/15/23	200,000	211,878
4.05% 5/3/47	147,000	157,173
4.25% 9/15/44	250,000	269,208
4.38% 9/15/45	45,000	49,802
4.55% 4/5/49	65,000	74,932
4.65% 4/15/42	100,000	113,022
Macy's Retail Holdings
2.88% 2/15/23	100,000	98,923
3.45% 1/15/21	100,000	100,788
3.63% 6/1/24	150,000	150,408
4.38% 9/1/23	90,000	92,844
McDonald's
2.63% 1/15/22	100,000	101,556
3.25% 6/10/24	300,000	315,881
3.35% 4/1/23	155,000	161,869
3.38% 5/26/25	150,000	158,950
3.50% 3/1/27	150,000	160,458
3.63% 5/20/21	100,000	102,586
3.63% 5/1/43	100,000	101,921
3.80% 4/1/28	200,000	219,371
4.45% 3/1/47	225,000	258,755
4.45% 9/1/48	40,000	46,309
4.60% 5/26/45	94,000	109,702
4.70% 12/9/35	270,000	321,253
4.88% 12/9/45	275,000	332,988
6.30% 3/1/38	50,000	68,427
Nordstrom
4.00% 3/15/27	60,000	61,279
5.00% 1/15/44	281,000	261,478
O'Reilly Automotive
3.55% 3/15/26	150,000	158,275
3.60% 9/1/27	100,000	106,510
3.80% 9/1/22	100,000	103,801
3.90% 6/1/29	100,000	109,435
4.35% 6/1/28	100,000	111,841
4.88% 1/14/21	45,000	46,292
Starbucks
2.10% 2/4/21	60,000	60,072

LVIP SSGA Bond Index Fund–48

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Starbucks (continued)
2.20% 11/22/20	40,000	$ 40,070
2.45% 6/15/26	100,000	100,814
2.70% 6/15/22	100,000	101,658
3.10% 3/1/23	150,000	154,950
3.50% 3/1/28	150,000	161,052
3.55% 8/15/29	200,000	215,923
3.75% 12/1/47	70,000	72,244
3.80% 8/15/25	150,000	162,438
3.85% 10/1/23	100,000	106,295
4.00% 11/15/28	150,000	167,009
4.30% 6/15/45	105,000	115,633
4.45% 8/15/49	200,000	232,093
4.50% 11/15/48	80,000	93,150
Target
2.50% 4/15/26	100,000	102,033
2.90% 1/15/22	300,000	308,273
3.38% 4/15/29	200,000	215,620
3.63% 4/15/46	290,000	318,265
3.90% 11/15/47	150,000	172,339
4.00% 7/1/42	150,000	173,174
TJX
2.25% 9/15/26	250,000	249,543
2.50% 5/15/23	100,000	101,879
Walgreen 3.10% 9/15/22	150,000	153,669
Walgreens Boots Alliance
3.45% 6/1/26	45,000	46,508
3.80% 11/18/24	700,000	738,685
4.65% 6/1/46	40,000	41,820
4.80% 11/18/44	500,000	528,886
Walmart
1.90% 12/15/20	150,000	150,374
2.35% 12/15/22	150,000	152,211
2.38% 9/24/29	45,000	45,409
2.55% 4/11/23	300,000	306,288
2.65% 12/15/24	1,150,000	1,187,097
2.85% 7/8/24	115,000	119,586
2.95% 9/24/49	100,000	100,959
3.05% 7/8/26	85,000	90,121
3.13% 6/23/21	300,000	306,862
3.25% 7/8/29	80,000	86,497
3.40% 6/26/23	350,000	368,654
3.55% 6/26/25	250,000	270,098
3.63% 12/15/47	70,000	78,753
3.70% 6/26/28	400,000	443,678
3.95% 6/28/38	130,000	152,524
4.05% 6/29/48	200,000	240,955
5.00% 10/25/40	1,000,000	1,319,596
		22,336,582
Savings & Loans–0.01%
People's United Financial 3.65% 12/6/22	150,000	154,783
		154,783
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors–0.43%
Analog Devices
2.50% 12/5/21	60,000	$ 60,378
2.95% 1/12/21	100,000	100,778
3.13% 12/5/23	150,000	154,480
3.50% 12/5/26	150,000	157,226
3.90% 12/15/25	60,000	64,576
5.30% 12/15/45	100,000	124,757
Applied Materials
2.63% 10/1/20	100,000	100,592
3.30% 4/1/27	80,000	85,197
3.90% 10/1/25	70,000	76,395
4.35% 4/1/47	70,000	85,549
5.10% 10/1/35	70,000	88,840
5.85% 6/15/41	350,000	478,441
Broadcom
2.20% 1/15/21	200,000	199,328
2.65% 1/15/23	200,000	200,034
3.00% 1/15/22	350,000	353,506
3.13% 4/15/21	100,000	100,989
3.13% 1/15/25	145,000	144,088
3.50% 1/15/28	400,000	390,213
3.63% 1/15/24	350,000	358,145
3.63% 10/15/24	250,000	254,358
3.88% 1/15/27	250,000	251,278
4.25% 4/15/26	250,000	258,435
4.75% 4/15/29	500,000	529,063
Intel
1.70% 5/19/21	100,000	99,959
2.35% 5/11/22	200,000	202,359
2.60% 5/19/26	150,000	154,356
2.70% 12/15/22	150,000	154,013
2.88% 5/11/24	400,000	415,953
3.30% 10/1/21	254,000	261,518
3.70% 7/29/25	365,000	395,810
3.73% 12/8/47	200,000	223,395
4.00% 12/15/32	250,000	291,226
4.10% 5/19/46	150,000	175,113
KLA-Tencor 4.65% 11/1/24	300,000	330,515
Lam Research
2.80% 6/15/21	150,000	151,831
3.75% 3/15/26	100,000	106,878
4.00% 3/15/29	85,000	93,993
4.88% 3/15/49	50,000	61,219
Marvell Technology Group
4.20% 6/22/23	100,000	104,878
4.88% 6/22/28	100,000	111,155
Maxim Integrated Products 3.38% 3/15/23	100,000	103,002
Micron Technology
4.19% 2/15/27	75,000	77,238
4.64% 2/6/24	30,000	31,846
4.66% 2/15/30	150,000	156,205
4.98% 2/6/26	100,000	107,805
5.33% 2/6/29	100,000	109,947

LVIP SSGA Bond Index Fund–49

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Micron Technology (continued)
5.50% 2/1/25	100,000	$ 102,786
NVIDIA
2.20% 9/16/21	120,000	120,255
3.20% 9/16/26	200,000	210,441
NXP
4.88% 3/1/24	100,000	108,496
5.35% 3/1/26	100,000	112,399
5.55% 12/1/28	65,000	75,545
QUALCOMM
2.60% 1/30/23	300,000	305,065
2.90% 5/20/24	200,000	205,722
3.00% 5/20/22	300,000	307,646
3.25% 5/20/27	200,000	209,019
3.45% 5/20/25	300,000	317,343
4.65% 5/20/35	200,000	235,960
4.80% 5/20/45	200,000	239,200
Texas Instruments
2.25% 5/1/23	250,000	252,878
2.25% 9/4/29	65,000	64,076
2.63% 5/15/24	48,000	49,365
2.75% 3/12/21	75,000	75,913
3.88% 3/15/39	55,000	63,605
4.15% 5/15/48	300,000	368,207
Xilinx
2.95% 6/1/24	100,000	102,771
3.00% 3/15/21	200,000	202,415
		12,265,967
Software–0.66%
Activision Blizzard
2.30% 9/15/21	95,000	95,271
2.60% 6/15/22	50,000	50,528
3.40% 9/15/26	100,000	104,066
3.40% 6/15/27	45,000	46,824
4.50% 6/15/47	60,000	68,107
Adobe 3.25% 2/1/25	95,000	100,236
Autodesk
3.50% 6/15/27	100,000	103,407
4.38% 6/15/25	100,000	108,304
CA 4.70% 3/15/27	100,000	104,040
Cadence Design Systems 4.38% 10/15/24	75,000	80,849
Citrix Systems 4.50% 12/1/27	100,000	108,197
Electronic Arts
3.70% 3/1/21	100,000	101,992
4.80% 3/1/26	100,000	113,225
Fidelity National Information Services
3.00% 8/15/26	400,000	412,193
3.50% 4/15/23	164,000	171,158
3.63% 10/15/20	235,000	238,170
3.88% 6/5/24	28,000	29,831
4.25% 5/15/28	80,000	89,308
4.50% 10/15/22	40,000	42,511
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Fidelity National Information Services (continued)
4.50% 8/15/46	50,000	$ 58,052
4.75% 5/15/48	100,000	121,482
5.00% 10/15/25	56,000	63,681
Fiserv
2.75% 7/1/24	300,000	305,546
3.20% 7/1/26	65,000	67,368
3.50% 10/1/22	150,000	155,852
3.50% 7/1/29	180,000	189,764
3.85% 6/1/25	150,000	160,473
4.40% 7/1/49	140,000	156,884
Microsoft
1.55% 8/8/21	500,000	498,054
2.00% 11/3/20	700,000	701,273
2.00% 8/8/23	250,000	251,942
2.38% 5/1/23	150,000	153,044
2.40% 2/6/22	200,000	202,859
2.40% 8/8/26	850,000	866,398
2.65% 11/3/22	200,000	205,138
2.88% 2/6/24	65,000	67,755
3.00% 10/1/20	300,000	303,450
3.13% 11/3/25	200,000	212,821
3.45% 8/8/36	250,000	276,775
3.50% 11/15/42	150,000	165,327
3.63% 12/15/23	300,000	321,058
3.70% 8/8/46	850,000	968,841
3.75% 2/12/45	500,000	573,568
3.95% 8/8/56	200,000	237,247
4.10% 2/6/37	200,000	237,541
4.20% 11/3/35	200,000	239,564
4.25% 2/6/47	200,000	248,465
4.45% 11/3/45	200,000	252,928
4.50% 10/1/40	100,000	125,594
4.50% 2/6/57	200,000	260,164
4.75% 11/3/55	200,000	269,884
5.20% 6/1/39	200,000	272,514
Oracle
1.90% 9/15/21	455,000	454,602
2.40% 9/15/23	150,000	151,951
2.50% 5/15/22	1,000,000	1,012,523
2.63% 2/15/23	70,000	71,321
2.95% 11/15/24	150,000	155,584
2.95% 5/15/25	500,000	519,133
3.25% 11/15/27	200,000	212,018
3.80% 11/15/37	90,000	98,137
3.85% 7/15/36	150,000	165,018
3.90% 5/15/35	355,000	392,561
4.00% 7/15/46	150,000	167,987
4.00% 11/15/47	140,000	156,919
4.30% 7/8/34	700,000	812,358
4.38% 5/15/55	800,000	945,478
4.50% 7/8/44	500,000	597,433
5.38% 7/15/40	400,000	521,023
6.13% 7/8/39	150,000	212,013

LVIP SSGA Bond Index Fund–50

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Oracle (continued)
6.50% 4/15/38	200,000	$ 286,651
salesforce.com
3.25% 4/11/23	100,000	104,384
3.70% 4/11/28	100,000	109,851
VMware
2.95% 8/21/22	105,000	106,508
3.90% 8/21/27	85,000	87,495
		18,700,471
Telecommunications–1.18%
America Movil
3.13% 7/16/22	200,000	205,442
4.38% 7/16/42	200,000	226,113
6.13% 11/15/37	150,000	202,098
6.13% 3/30/40	250,000	340,707
6.38% 3/1/35	25,000	34,128
AT&T
2.95% 7/15/26	125,000	126,665
3.00% 2/15/22	400,000	408,315
3.20% 3/1/22	100,000	102,473
3.40% 5/15/25	550,000	574,290
3.55% 6/1/24	200,000	209,344
3.80% 3/1/24	150,000	158,623
3.80% 2/15/27	105,000	111,299
3.88% 1/15/26	150,000	159,259
3.95% 1/15/25	225,000	240,373
4.10% 2/15/28	1,494,000	1,616,416
4.13% 2/17/26	550,000	594,574
4.25% 3/1/27	500,000	544,446
4.30% 2/15/30	286,000	314,953
4.35% 3/1/29	370,000	409,004
4.35% 6/15/45	532,000	560,009
4.45% 4/1/24	300,000	324,700
4.50% 5/15/35	220,000	241,759
4.50% 3/9/48	693,000	746,627
4.75% 5/15/46	665,000	738,663
4.85% 3/1/39	120,000	136,313
4.90% 6/15/42	200,000	223,418
5.15% 3/15/42	150,000	172,205
5.15% 11/15/46	516,000	597,143
5.25% 3/1/37	150,000	176,795
5.35% 9/1/40	338,000	396,738
5.45% 3/1/47	300,000	363,449
5.55% 8/15/41	40,000	47,899
5.70% 3/1/57	150,000	188,715
6.00% 8/15/40	200,000	249,823
6.10% 7/15/40	100,000	125,179
6.25% 3/29/41	400,000	506,920
6.35% 3/15/40	50,000	63,597
Bell Canada
4.30% 7/29/49	55,000	63,157
4.46% 4/1/48	100,000	117,258
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
British Telecommunications
4.50% 12/4/23	200,000	$ 215,227
9.63% 12/15/30	350,000	534,086
Cisco Systems
1.85% 9/20/21	300,000	299,998
2.20% 2/28/21	150,000	150,819
2.50% 9/20/26	300,000	308,815
2.60% 2/28/23	150,000	153,704
2.90% 3/4/21	115,000	116,764
2.95% 2/28/26	150,000	158,136
3.00% 6/15/22	60,000	61,949
3.50% 6/15/25	45,000	48,769
3.63% 3/4/24	100,000	107,284
5.50% 1/15/40	200,000	276,936
5.90% 2/15/39	300,000	428,870
Corning
2.90% 5/15/22	150,000	152,670
4.75% 3/15/42	250,000	287,549
5.75% 8/15/40	25,000	30,931
Deutsche Telekom International Finance 8.75% 6/15/30	460,000	679,669
Juniper Networks 5.95% 3/15/41	100,000	110,278
Koninklijke KPN 8.38% 10/1/30	100,000	136,824
Motorola Solutions
3.50% 3/1/23	100,000	103,163
4.00% 9/1/24	250,000	262,623
4.60% 2/23/28	100,000	108,061
4.60% 5/23/29	100,000	109,068
Orange
4.13% 9/14/21	100,000	103,952
5.38% 1/13/42	100,000	128,560
9.00% 3/1/31	400,000	623,324
Rogers Communications
2.90% 11/15/26	200,000	204,827
3.00% 3/15/23	125,000	127,785
3.63% 12/15/25	65,000	69,186
4.10% 10/1/23	300,000	320,089
4.30% 2/15/48	40,000	46,032
4.35% 5/1/49	155,000	178,642
4.50% 3/15/43	100,000	114,210
5.00% 3/15/44	100,000	122,762
7.50% 8/15/38	25,000	37,799
Telefonica Emisiones
4.67% 3/6/38	150,000	164,809
4.90% 3/6/48	200,000	223,631
5.21% 3/8/47	300,000	349,504
5.46% 2/16/21	140,000	146,184
5.52% 3/1/49	200,000	243,847
7.05% 6/20/36	175,000	241,922
Telefonica Europe 8.25% 9/15/30	200,000	290,733

LVIP SSGA Bond Index Fund–51

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
TELUS
2.80% 2/16/27	100,000	$ 101,213
3.70% 9/15/27	100,000	106,940
4.30% 6/15/49	200,000	228,251
4.60% 11/16/48	100,000	117,872
Verizon Communications
2.63% 8/15/26	230,000	233,214
3.50% 11/1/24	900,000	952,285
3.85% 11/1/42	650,000	694,973
3.88% 2/8/29	250,000	274,575
4.13% 3/16/27	200,000	221,021
4.13% 8/15/46	35,000	39,056
4.27% 1/15/36	904,000	1,018,085
4.33% 9/21/28	2,387,000	2,708,559
4.40% 11/1/34	600,000	687,388
4.50% 8/10/33	170,000	197,561
4.52% 9/15/48	574,000	679,732
4.81% 3/15/39	300,000	360,186
5.25% 3/16/37	600,000	743,870
5.50% 3/16/47	150,000	198,240
Vodafone Group
3.75% 1/16/24	340,000	358,241
4.13% 5/30/25	75,000	81,045
4.25% 9/17/50	85,000	86,955
4.38% 5/30/28	175,000	193,450
4.38% 2/19/43	150,000	155,276
4.88% 6/19/49	200,000	223,604
5.00% 5/30/38	95,000	108,737
5.13% 6/19/59	200,000	230,096
5.25% 5/30/48	200,000	232,192
6.15% 2/27/37	700,000	884,063
7.88% 2/15/30	100,000	137,368
		33,452,928
Toys Games Hobbies–0.01%
Hasbro
3.15% 5/15/21	75,000	75,697
3.50% 9/15/27	60,000	61,458
5.10% 5/15/44	65,000	67,142
6.35% 3/15/40	65,000	77,165
		281,462
Transportation–0.60%
Burlington Northern Santa Fe
3.00% 4/1/25	250,000	260,923
3.05% 3/15/22	150,000	153,600
3.25% 6/15/27	100,000	106,732
3.45% 9/15/21	200,000	205,048
3.55% 2/15/50	150,000	159,351
3.65% 9/1/25	100,000	108,374
3.85% 9/1/23	100,000	106,147
3.90% 8/1/46	105,000	117,716
4.05% 6/15/48	190,000	218,290
4.13% 6/15/47	100,000	116,051
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Burlington Northern Santa Fe (continued)
4.15% 4/1/45	114,000	$ 131,348
4.15% 12/15/48	40,000	46,810
4.40% 3/15/42	100,000	117,554
4.45% 3/15/43	100,000	118,977
4.70% 9/1/45	100,000	123,305
4.95% 9/15/41	100,000	124,257
5.05% 3/1/41	100,000	125,279
5.15% 9/1/43	150,000	192,238
5.75% 5/1/40	200,000	269,482
6.15% 5/1/37	100,000	140,887
Canadian National Railway
2.75% 3/1/26	50,000	51,487
2.95% 11/21/24	100,000	103,444
3.20% 8/2/46	100,000	104,080
3.65% 2/3/48	100,000	111,173
6.20% 6/1/36	100,000	141,761
6.25% 8/1/34	100,000	139,807
Canadian Pacific Railway
2.90% 2/1/25	150,000	154,137
4.45% 3/15/23	100,000	107,213
4.80% 9/15/35	65,000	77,669
4.80% 8/1/45	100,000	128,119
6.13% 9/15/15	65,000	97,302
7.13% 10/15/31	150,000	211,945
CH Robinson Worldwide 4.20% 4/15/28	100,000	110,459
CSX
2.40% 2/15/30	50,000	49,086
3.25% 6/1/27	100,000	105,084
3.35% 11/1/25	250,000	263,675
3.35% 9/15/49	65,000	63,798
3.70% 11/1/23	94,000	99,473
3.80% 3/1/28	100,000	109,046
3.80% 11/1/46	150,000	157,830
3.95% 5/1/50	90,000	96,333
4.10% 3/15/44	100,000	108,896
4.25% 3/15/29	150,000	169,508
4.25% 11/1/66	100,000	106,261
4.30% 3/1/48	100,000	112,764
4.40% 3/1/43	200,000	226,320
4.65% 3/1/68	100,000	115,111
5.50% 4/15/41	200,000	252,856
6.15% 5/1/37	120,000	157,999
6.22% 4/30/40	100,000	134,889
FedEx
2.63% 8/1/22	55,000	55,542
3.20% 2/1/25	200,000	206,701
3.25% 4/1/26	150,000	154,765
3.30% 3/15/27	100,000	102,632
3.40% 2/15/28	100,000	102,965
3.88% 8/1/42	100,000	96,784
4.00% 1/15/24	120,000	127,948
4.05% 2/15/48	100,000	98,245

LVIP SSGA Bond Index Fund–52

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
FedEx (continued)
4.10% 4/15/43	100,000	$ 99,734
4.10% 2/1/45	200,000	197,748
4.40% 1/15/47	100,000	102,625
4.55% 4/1/46	150,000	157,591
4.75% 11/15/45	350,000	377,167
4.90% 1/15/34	60,000	68,932
JB Hunt Transport Services 3.88% 3/1/26	100,000	106,120
Kansas City Southern
4.30% 5/15/43	100,000	109,315
4.70% 5/1/48	100,000	119,610
4.95% 8/15/45	100,000	120,322
Kirby 4.20% 3/1/28	100,000	106,963
Norfolk Southern
2.90% 2/15/23	121,000	123,638
2.90% 6/15/26	165,000	170,335
3.00% 4/1/22	118,000	120,425
3.15% 6/1/27	50,000	52,426
3.25% 12/1/21	100,000	102,114
3.65% 8/1/25	50,000	53,483
3.80% 8/1/28	60,000	66,450
3.85% 1/15/24	150,000	159,946
3.94% 11/1/47	80,000	86,995
4.05% 8/15/52	132,000	144,471
4.15% 2/28/48	125,000	141,249
4.45% 6/15/45	100,000	115,252
4.65% 1/15/46	100,000	118,906
4.84% 10/1/41	111,000	133,487
5.10% 8/1/18	30,000	36,788
Ryder System
2.25% 9/1/21	120,000	120,017
2.80% 3/1/22	60,000	60,781
2.88% 6/1/22	40,000	40,652
3.40% 3/1/23	100,000	103,376
3.45% 11/15/21	25,000	25,598
3.50% 6/1/21	50,000	51,096
3.65% 3/18/24	100,000	105,133
3.88% 12/1/23	100,000	106,130
Union Pacific
2.75% 3/1/26	250,000	254,109
3.20% 6/8/21	100,000	101,763
3.25% 1/15/25	495,000	516,260
3.25% 8/15/25	50,000	52,216
3.35% 8/15/46	150,000	147,936
3.38% 2/1/35	200,000	206,822
3.50% 6/8/23	150,000	157,159
3.55% 8/15/39	70,000	73,545
3.60% 9/15/37	40,000	42,233
3.65% 2/15/24	185,000	195,851
3.75% 7/15/25	100,000	107,780
3.80% 10/1/51	332,000	355,609
3.88% 2/1/55	94,000	98,335
3.95% 9/10/28	115,000	126,961
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Union Pacific (continued)
3.95% 8/15/59	70,000	$ 74,650
4.00% 2/1/21	65,000	66,522
4.00% 4/15/47	100,000	111,589
4.05% 11/15/45	50,000	55,066
4.10% 9/15/67	65,000	68,540
4.16% 7/15/22	190,000	200,040
4.38% 9/10/38	75,000	86,470
4.38% 11/15/65	30,000	33,372
4.50% 9/10/48	90,000	107,547
4.80% 9/10/58	150,000	179,690
United Parcel Service
2.20% 9/1/24	45,000	45,184
2.35% 5/16/22	250,000	252,106
2.40% 11/15/26	150,000	151,059
2.45% 10/1/22	125,000	126,473
2.50% 9/1/29	45,000	44,886
3.13% 1/15/21	350,000	354,571
3.40% 3/15/29	65,000	69,612
3.40% 11/15/46	150,000	152,135
3.40% 9/1/49	65,000	65,587
3.63% 10/1/42	75,000	79,323
3.75% 11/15/47	150,000	160,234
4.25% 3/15/49	100,000	115,707
4.88% 11/15/40	55,000	66,555
6.20% 1/15/38	255,000	359,207
		17,023,055
Trucking & Leasing–0.01%
GATX
3.25% 9/15/26	50,000	51,002
3.85% 3/30/27	50,000	52,584
4.55% 11/7/28	100,000	110,549
4.70% 4/1/29	50,000	56,378
5.20% 3/15/44	50,000	59,861
		330,374
Water–0.03%
American Water Capital
2.95% 9/1/27	180,000	184,872
3.75% 9/1/28	150,000	162,737
3.75% 9/1/47	250,000	267,953
4.00% 12/1/46	50,000	55,117
4.20% 9/1/48	100,000	115,253
4.30% 12/1/42	100,000	114,393
		900,325
Total Corporate Bonds (Cost $686,936,032)		741,669,915
MUNICIPAL BONDS–0.69%
American Municipal Power, Ohio Taxable Build America Bonds
Series B 6.45% 2/15/44	50,000	72,771
Series B 7.83% 2/15/41	55,000	89,564

LVIP SSGA Bond Index Fund–53

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
American Municipal Power, Ohio Taxable Build America Bonds (continued)
Series B 8.08% 2/15/50	800,000	$ 1,433,720
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds
Series F-2 6.26% 4/1/49	200,000	312,932
Series S1 6.92% 4/1/40	100,000	151,537
Series S1 7.04% 4/1/50	100,000	168,229
California State University Systemwide-Taxable Series B 3.90% 11/1/47	50,000	57,125
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	600,000	993,900
Central Puget Sound Regional Transit Authority, Washington Sales & Use Tax Revenue Taxable Build America Bonds 5.49% 11/1/39	50,000	68,404
Chicago O'Hare International Airport
Series C 4.47% 1/1/49	100,000	126,654
Series C 4.57% 1/1/54	100,000	128,355
Chicago Transit Authority, Taxable Pension Funding
Series A 6.90% 12/1/40	100,000	140,119
Series B 6.90% 12/1/40	40,000	56,214
Chicago, Illinios Taxable Build America Bonds Series B 7.38% 1/1/33	100,000	119,346
City of Chicago Series B 7.75% 1/1/42	83,000	106,817
City of Houston 3.96% 3/1/47	100,000	116,296
Clark County, Department of Aviation, Taxable Build America Bonds Series C 6.82% 7/1/45	75,000	123,143
Commonwealth of Massachusetts Consolidated Loan Taxable Build America Bonds
4.91% 5/1/29	100,000	120,443
Series E 4.20% 12/1/21	100,000	103,415
Series E 5.46% 12/1/39	100,000	133,557
Dallas Area, Texas Rapid Transit Sales Tax Revenue Taxable Build America Bonds Series B 6.00% 12/1/44	200,000	293,706
Dallas, Texas Independent School District Taxable Build America Bonds Series C 6.45% 2/15/35	100,000	105,758
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
East Bay, California Municipal Utility District Water System Revenue Taxable Build America Bonds Surbordinate Series 5.87% 6/1/40	100,000	$ 141,371
Health & Educational Facilities Authority of the State of Missouri (Washington University) 3.65% 8/15/57	150,000	167,088
Kansas Development Finance Authority Series H 4.93% 4/15/45	100,000	130,384
Los Angeles County Public Works Financing Authority 7.62% 8/1/40	100,000	162,226
Los Angeles, California Community College District Taxable Build America Bonds 6.75% 8/1/49	100,000	167,562
Los Angeles, California Unified School District Taxable Build America Bonds Series RY 6.76% 7/1/34	315,000	443,340
Metropolitan Government Nashville & Davidson County,Tennessee Convention Center Authority Taxable
Series B 4.05% 7/1/26	10,000	10,993
Series B 6.73% 7/1/43	50,000	74,489
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds
5.51% 8/1/37	200,000	264,340
5.57% 11/1/38	65,000	85,597
5.87% 11/15/39	100,000	131,698
6.67% 11/15/39	130,000	188,613
6.81% 11/15/40	500,000	724,070
Metropolitan Water Reclamation District of Greater Chicago, Taxable Build America Bonds 5.72% 12/1/38	150,000	203,196
Municipal Electric Authority, Georgia Taxable Build America Bonds
6.64% 4/1/57	149,000	205,924
6.66% 4/1/57	124,000	177,101
7.06% 4/1/57	99,000	139,720
New Jersey Economic Development Authority
Series A (NATL) 7.43% 2/15/29	225,000	287,588

LVIP SSGA Bond Index Fund–54

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
New Jersey Economic Development Authority (continued)
^Series B (AGM) 0.00% 2/15/22	200,000	$ 189,918
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds
Series B 6.56% 12/15/40	100,000	140,543
Series C 5.75% 12/15/28	100,000	116,811
Series C 6.10% 12/15/28	200,000	208,830
New Jersey State Turnpike Authority Revenue (Build America Bonds)
Series A 7.10% 1/1/41	350,000	549,657
Series F 7.41% 1/1/40	90,000	145,193
New York City Water & Sewer System, Taxable Build America Bonds
5.72% 6/15/42	65,000	93,388
5.75% 6/15/41	100,000	143,034
5.95% 6/15/42	100,000	147,115
6.01% 6/15/42	35,000	52,695
New York State Dormitory Authority, Taxable Build America Bonds 5.60% 3/15/40	100,000	131,942
New York State Urban Development, Revenue Taxable St Personal Income Tax General
3.90% 3/15/33	100,000	110,885
5.77% 3/15/39	50,000	62,103
New York, Taxable Build America Bonds
5.52% 10/1/37	85,000	112,479
Series A2 5.21% 10/1/31	100,000	120,834
Series F1 6.27% 12/1/37	100,000	143,434
Ohio State University, Taxable Build America Bonds
4.91% 6/1/40	100,000	129,909
Series A 3.80% 12/1/46	100,000	114,056
Oregon School Boards Association, Taxable Pension Series B 5.55% 6/30/28	250,000	299,560
Pennsylvania Turnpike Commission, Taxable Build America Bonds Series B 5.51% 12/1/45	150,000	206,553
Permanent University Fund - University of Texas System, Taxable Build America Bonds 3.38% 7/1/47	40,000	43,092
Port Authority of New York & New Jersey
Series 165th 5.65% 11/1/40	250,000	344,590
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Port Authority of New York & New Jersey (continued)
Series 168th 4.93% 10/1/51	350,000	$ 474,026
Series 174th 4.46% 10/1/62	250,000	318,512
Series 181th 4.96% 8/1/46	155,000	205,981
Series 192th 4.81% 10/15/65	250,000	330,930
Regents of the University of California Medical Center Pooled Revenue, Taxable Build America Bonds Series H 6.55% 5/15/48	100,000	151,279
Rutgers The State University of New Jersey, Taxable of America Bonds 5.67% 5/1/40	155,000	211,821
Sales Tax Securitization Series B 3.82% 1/1/48	100,000	108,684
Salt River Project Agricultural Improvement & Power District, Taxable Build America Bonds 4.84% 1/1/41	60,000	77,696
San Antonio Electric & Gas Systems Revenue, Taxable Build America Bonds
4.43% 2/1/42	250,000	300,397
5.99% 2/1/39	50,000	71,029
San Diego County Regional Transportation Commission, Taxable Build America Bonds 5.91% 4/1/48	100,000	149,723
San Diego County Water Authority Financing, Taxable Build America Bonds 6.14% 5/1/49	100,000	147,555
South Carolina Public Service Authority, Taxable Obligations Series D 2.39% 12/1/23	150,000	150,939
State of California Department of Water Resources Power Supply Revenue Series P 2.00% 5/1/22	100,000	100,647
State of California, Taxable Build America Bonds
2.80% 4/1/21	65,000	65,956
3.38% 4/1/25	75,000	79,681
3.50% 4/1/28	100,000	109,160
4.50% 4/1/33	100,000	113,798
4.60% 4/1/38	60,000	66,902
7.50% 4/1/34	325,000	501,351
7.60% 11/1/40	80,000	135,514
7.63% 3/1/40	85,000	139,635
7.95% 3/1/36	100,000	102,387

LVIP SSGA Bond Index Fund–55

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
State of Connecticut, Taxable Build America Bonds
5.09% 10/1/30	200,000	$ 236,162
Series A 5.85% 3/15/32	100,000	131,655
State of Illinois, Taxable Pension
4.95% 6/1/23	87,273	91,376
5.10% 6/1/33	800,000	867,200
State of Mississippi, Taxable Build America Bonds 5.25% 11/1/34	100,000	127,536
State of Oregon Department of Transportation, Taxable Build America Bonds 5.83% 11/15/34	75,000	103,739
State of Texas, Taxable Build America Bonds 5.52% 4/1/39	100,000	138,328
State of Utah, Taxable Build America Bonds
Series B 3.54% 7/1/25	100,000	105,503
Series D 4.55% 7/1/24	60,000	63,898
State Public School Building Authority 5.00% 9/15/27	100,000	117,571
Texas Transportation Commission State Highway Fund, Taxable Build America Bonds Series B 5.18% 4/1/30	200,000	246,298
University of California, General Taxable
Series AD 4.86% 5/15/12	250,000	328,770
Series AQ 4.77% 5/15/15	250,000	323,045
Series AX 3.06% 7/1/25	100,000	105,061
University of Texas System, Taxable Build America Bonds
Series A 3.35% 8/15/47	100,000	108,853
Series C 4.79% 8/15/46	90,000	115,213
University of Virginia Series C 4.18% 9/1/17	50,000	62,725
Total Municipal Bonds (Cost $15,360,157)		19,720,462
NON-AGENCY ASSET-BACKED SECURITIES–0.38%
Ally Auto Receivables Trust Series 2019-1 A3 2.91% 9/15/23	300,000	304,393
Ally Master Owner Trust
Series 2018-1 A2 2.70% 1/17/23	150,000	151,294
Series 2018-2 A 3.29% 5/15/23	100,000	102,020
American Express Credit Account Master Trust
Series 2019-1 A 2.87% 10/15/24	750,000	768,415
Series 2019-2 A 2.67% 11/15/24	185,000	188,713
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Americredit Automobile Receivables Trust Series 2019-1 A3 2.97% 11/20/23	333,000	$ 337,859
BA Credit Card Trust Series 2018-A2 A2 3.00% 9/15/23	500,000	508,506
CarMax Auto Owner Trust Series 2017-4 C 2.70% 10/16/23	125,000	125,791
Chase Issuance Trust Series 2014-A2 A2 2.77% 3/15/23	1,100,000	1,113,813
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	750,000	1,061,563
Series 2014-A5 A5 2.68% 6/7/23	1,000,000	1,013,057
Discover Card Execution Note Trust Series 2017-A2 A2 2.39% 7/15/24	570,000	576,634
Drive Auto Receivables Trust Series 2018-4 D 4.09% 1/15/26	350,000	359,982
Ford Credit Auto Owner Trust Series 2019-A A3 2.78% 9/15/23	450,000	455,922
Ford Credit Floorplan Master Owner Trust A Series 2017-3 A 2.48% 9/15/24	550,000	557,636
GM Financial Automobile Leasing Trust
Series 2019-1 A3 2.98% 12/20/21	250,000	252,749
Series 2019-2 A3 2.65% 2/16/24	400,000	406,247
Santander Drive Auto Receivables Trust
Series 2019-1 C 3.42% 4/15/25	222,000	226,220
Series 2019-2 C 2.90% 10/15/24	250,000	254,027
Synchrony Credit Card Master Note Trust Series 2016-2 A 2.21% 5/15/24	600,000	601,991
Toyota Auto Receivables Owner Trust Series 2018-D A3 3.18% 3/15/23	894,000	910,540
World Omni Auto Receivables Trust
Series 2018-A A3 2.50% 4/17/23	300,000	301,542
Series 2019-B A3 2.59% 7/15/24	111,000	112,573
World Omni Automobile Lease Securitization Trust Series 2018-B A3 3.19% 12/15/21	200,000	202,566
Total Non-Agency Asset-Backed Securities (Cost $10,635,859)		10,894,053

LVIP SSGA Bond Index Fund–56

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.24%
BANK
Series 2017-BNK7 A2 3.06% 9/15/60	500,000	$ 511,115
Series 2017-BNK7 A4 3.18% 9/15/60	500,000	528,229
•Series 2018-BN13 A5 4.22% 8/15/61	145,000	164,867
Series 2019-BN17 A4 3.71% 4/15/52	265,000	292,096
Benchmark Mortgage Trust
•Series 2018-B2 A5 3.88% 2/15/51	195,000	215,079
Series 2018-B5 A4 4.21% 7/15/51	200,000	227,233
Series 2019-B10 A4 3.72% 3/15/62	575,000	632,674
BENCHMARK Mortgage Trust Series 2018-B3 A5 4.03% 4/10/51	350,000	391,537
CD Mortgage Trust
Series 2017-CD3 A4 3.63% 2/10/50	400,000	432,375
Series 2017-CD6 A5 3.46% 11/13/50	380,000	407,301
Citigroup Commercial Mortgage Trust
Series 2012-GC8 A4 3.02% 9/10/45	1,212,705	1,240,652
Series 2013-GC11 AS 3.42% 4/10/46	770,000	798,322
Series 2013-GC15 A3 4.10% 9/10/46	731,198	780,222
•Series 2015-GC33 B 4.72% 9/10/58	500,000	545,440
COMM Mortgage Trust
Series 2013-LC6 AM 3.28% 1/10/46	1,000,000	1,026,951
Series 2014-CR17 A5 3.98% 5/10/47	1,365,000	1,465,599
Series 2014-UBS3 A4 3.82% 6/10/47	1,500,000	1,593,861
Series 2015-CR26 A3 3.36% 10/10/48	1,000,000	1,053,510
♦Commercial Mortgage Pass Through Certificates Series 2014-CR14 A3 3.96% 2/10/47	545,000	582,482
•Csail Commercial Mortgage Trust Series 2017-CX10 A5 3.46% 11/15/50	500,000	535,882
CSAIL Commercial Mortgage Trust Series 2015-C3 A4 3.72% 8/15/48	1,000,000	1,072,356
GS Mortgage Securities Series 2015-GC28 A5 3.40% 2/10/48	1,500,000	1,582,997
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust Series 2013-GC12 A3 2.86% 6/10/46	1,500,000	$ 1,531,627
JPM-BB Commercial Mortgage Securities Trust
•Series 2013-C14 AS 4.41% 8/15/46	1,475,000	1,572,564
Series 2016-C1 A5 3.58% 3/15/49	500,000	537,164
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C10 ASB 2.70% 12/15/47	669,963	675,923
Series 2016-JP2 B 3.46% 8/15/49	1,163,000	1,205,493
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9 A4 3.10% 5/15/46	725,000	746,735
Series 2015-C24 A4 3.73% 5/15/48	1,250,000	1,344,055
Series 2015-C25 ASB 3.38% 10/15/48	800,000	833,839
Morgan Stanley Capital I Series 2017-HR2 A4 3.59% 12/15/50	500,000	541,456
Morgan Stanley Capital I Trust Series 2015-MS1 A3 3.51% 5/15/48	500,000	530,871
UBS Commercial Mortgage Trust
Series 2017-C4 A4 3.56% 10/15/50	580,000	624,632
Series 2017-C7 A4 3.68% 12/15/50	350,000	380,510
Series 2018-C14 A3 4.18% 12/15/51	350,000	396,447
Series 2018-C8 A4 3.98% 2/15/51	200,000	221,666
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 A4 3.53% 5/10/63	1,000,000	1,031,148
Wells Fargo Commercial Mortgage Trust
•Series 2013-LC12 B 4.42% 7/15/46	400,000	417,441
Series 2015-C30 A3 3.41% 9/15/58	500,000	528,693
Series 2015-C30 A4 3.66% 9/15/58	1,000,000	1,073,811
Series 2015-P2 A4 3.81% 12/15/48	665,000	720,482
Series 2016-C34 A2 2.60% 6/15/49	600,000	602,395
Series 2017-C41 A4 3.47% 11/15/50	350,000	375,975
Series 2019-C50 A5 3.73% 5/15/52	310,000	340,740

LVIP SSGA Bond Index Fund–57

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	820,382	$ 837,083
•Series 2013-C15 C 4.62% 8/15/46	1,000,000	1,050,633
Series 2014-C22 A5 3.75% 9/15/57	1,000,000	1,067,666
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $34,351,760)		35,269,829
REGIONAL BONDS–0.29%
Canada—0.28%
Province of Alberta Canada
2.20% 7/26/22	500,000	505,760
3.30% 3/15/28	400,000	440,575
3.35% 11/1/23	200,000	212,337
Province of British Columbia Canada
2.00% 10/23/22	150,000	151,267
6.50% 1/15/26	100,000	125,736
7.25% 9/1/36	100,000	165,379
Province of Manitoba Canada
2.10% 9/6/22	63,000	63,577
2.60% 4/16/24	750,000	776,710
Province of New Brunswick Canada 3.63% 2/24/28	150,000	167,693
Province of Ontario Canada
2.20% 10/3/22	500,000	506,483
2.30% 6/15/26	500,000	512,820
2.40% 2/8/22	750,000	761,002
2.45% 6/29/22	150,000	152,720
2.55% 2/12/21	1,050,000	1,059,559
Province of Quebec Canada
2.50% 4/9/24	100,000	103,386
2.50% 4/20/26	1,000,000	1,037,865
2.63% 2/13/23	350,000	360,396
2.75% 4/12/27	300,000	317,676
7.50% 7/15/23	200,000	240,320
7.50% 9/15/29	175,000	259,344
Province of Saskatchewan Canada 8.50% 7/15/22	100,000	116,708
		8,037,313
Japan—0.01%
Japan Finance Organization for Municipalities 4.00% 1/13/21	100,000	102,520
		102,520
Total Regional Bonds (Cost $7,776,160)		8,139,833
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–1.41%
Canada—0.06%
Canada Government International Bond
2.00% 11/15/22	290,000	$ 293,486
2.63% 1/25/22	280,000	286,368
Export Development Canada
1.50% 5/26/21	200,000	199,154
1.75% 7/18/22	150,000	150,427
2.63% 2/21/24	500,000	521,079
Province of Ontario Canada 2.00% 10/2/29	250,000	250,182
		1,700,696
Chile—0.05%
Chile Government International Bond
2.25% 10/30/22	100,000	100,476
3.13% 1/21/26	826,000	870,964
3.24% 2/6/28	350,000	372,535
		1,343,975
Colombia—0.12%
Colombia Government International Bond
2.63% 3/15/23	700,000	704,382
3.88% 4/25/27	350,000	372,053
4.00% 2/26/24	250,000	263,815
5.00% 6/15/45	500,000	586,875
5.20% 5/15/49	200,000	242,000
6.13% 1/18/41	200,000	261,252
7.38% 9/18/37	500,000	713,130
8.13% 5/21/24	250,000	310,003
		3,453,510
Hungary—0.07%
Hungary Government International Bond
5.38% 3/25/24	700,000	791,616
7.63% 3/29/41	700,000	1,164,659
		1,956,275
Indonesia—0.03%
Indonesia Government International Bond
4.10% 4/24/28	300,000	324,400
4.75% 2/11/29	200,000	227,744
5.35% 2/11/49	200,000	256,143
		808,287
Iraq—0.02%
Iraq Government AID Bond 2.15% 1/18/22	695,000	704,139
		704,139
Israel—0.04%
Israel Government AID Bond 5.50% 4/26/24	200,000	233,525
Israel Government International Bond
2.88% 3/16/26	200,000	210,803
3.15% 6/30/23	200,000	208,810

LVIP SSGA Bond Index Fund–58

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Israel (continued)
Israel Government International Bond (continued)
3.25% 1/17/28	200,000	$ 217,070
4.00% 6/30/22	150,000	158,082
4.50% 1/30/43	200,000	244,317
		1,272,607
Italy—0.05%
Republic of Italy Government International Bond
5.38% 6/15/33	800,000	966,950
6.88% 9/27/23	350,000	406,210
		1,373,160
Japan—0.18%
Japan Bank for International Cooperation
1.88% 4/20/21	300,000	300,120
2.00% 11/4/21	200,000	200,300
2.13% 11/16/20	200,000	200,407
2.25% 11/4/26	200,000	203,780
2.38% 7/21/22	300,000	304,157
2.38% 11/16/22	200,000	203,070
2.38% 4/20/26	300,000	308,027
2.50% 6/1/22	200,000	203,376
2.50% 5/23/24	200,000	205,523
2.50% 5/28/25	700,000	721,105
2.75% 11/16/27	200,000	211,867
2.88% 6/1/27	350,000	372,027
2.88% 7/21/27	200,000	212,523
3.13% 7/20/21	200,000	204,459
3.25% 7/20/23	200,000	210,029
3.25% 7/20/28	300,000	330,293
3.38% 7/31/23	200,000	210,889
Japan International Cooperation Agency
2.13% 10/20/26	200,000	201,200
3.38% 6/12/28	200,000	220,362
		5,023,514
Mexico—0.22%
Mexico Government International Bond
3.63% 3/15/22	868,000	897,078
3.75% 1/11/28	200,000	206,450
4.00% 10/2/23	550,000	579,851
4.13% 1/21/26	285,000	302,744
4.15% 3/28/27	370,000	392,574
4.35% 1/15/47	200,000	206,796
4.50% 1/31/50	200,000	210,830
4.60% 2/10/48	200,000	214,252
4.75% 3/8/44	1,000,000	1,085,000
5.75% 10/12/10	800,000	922,408
6.05% 1/11/40	475,000	599,099
6.75% 9/27/34	500,000	674,375
		6,291,457
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Panama—0.06%
Panama Government International Bond
3.16% 1/23/30	200,000	$ 206,600
3.87% 7/23/60	200,000	216,502
3.88% 3/17/28	300,000	326,065
4.50% 4/16/50	200,000	238,002
6.70% 1/26/36	200,000	285,502
7.13% 1/29/26	100,000	125,380
8.88% 9/30/27	100,000	143,501
9.38% 4/1/29	100,000	153,876
		1,695,428
Peru—0.06%
Peruvian Government International Bond
4.13% 8/25/27	350,000	391,653
5.63% 11/18/50	100,000	146,751
6.55% 3/14/37	500,000	731,880
7.35% 7/21/25	100,000	126,801
8.75% 11/21/33	200,000	330,752
		1,727,837
Philippines—0.15%
Philippine Government International Bond
3.00% 2/1/28	200,000	209,967
3.70% 2/2/42	200,000	231,464
3.75% 1/14/29	400,000	448,193
3.95% 1/20/40	500,000	590,386
5.00% 1/13/37	500,000	653,519
7.75% 1/14/31	1,000,000	1,506,569
9.50% 2/2/30	300,000	488,689
		4,128,787
Poland—0.07%
Republic of Poland Government International Bond
3.00% 3/17/23	250,000	258,683
3.25% 4/6/26	400,000	425,805
5.00% 3/23/22	500,000	537,379
5.13% 4/21/21	700,000	735,225
		1,957,092
Republic of Korea—0.12%
Export-Import Bank of Korea
2.75% 1/25/22	200,000	202,462
2.88% 1/21/25	500,000	516,290
3.25% 11/10/25	200,000	211,601
3.50% 11/27/21	200,000	205,912
3.63% 11/27/23	300,000	318,586
4.00% 1/29/21	100,000	102,349
5.00% 4/11/22	250,000	267,097
Korea Development Bank
3.00% 3/19/22	285,000	290,598
3.25% 2/19/24	400,000	420,699
Korea International Bond
2.50% 6/19/29	200,000	204,546
2.75% 1/19/27	500,000	519,469

LVIP SSGA Bond Index Fund–59

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Republic of Korea (continued)
Korea International Bond (continued)
3.88% 9/11/23	200,000	$ 215,152
		3,474,761
Sweden—0.04%
Svensk Exportkredit AB
2.75% 10/7/20	475,000	478,903
2.88% 3/14/23	500,000	519,850
Swedish Export Credit 3.13% 11/8/21	200,000	205,620
		1,204,373
Uruguay—0.07%
Uruguay Government International Bond
4.38% 10/27/27	300,000	330,191
5.10% 6/18/50	1,000,000	1,193,760
7.63% 3/21/36	250,000	370,002
8.00% 11/18/22	0	0
		1,893,953
Total Sovereign Bonds (Cost $36,752,262)		40,009,851
SUPRANATIONAL BANKS–1.32%
African Development Bank
1.63% 9/16/22	415,000	414,973
2.13% 11/16/22	350,000	355,014
3.00% 12/6/21	440,000	452,266
Andina de Fomento 3.75% 11/23/23	220,000	231,527
Asian Development Bank
1.63% 3/16/21	400,000	399,259
1.75% 8/14/26	100,000	100,447
1.88% 2/18/22	600,000	603,267
2.00% 4/24/26	600,000	612,063
2.38% 8/10/27	250,000	261,703
2.50% 11/2/27	1,200,000	1,270,868
2.63% 1/30/24	400,000	416,845
2.63% 1/12/27	1,000,000	1,063,522
2.75% 3/17/23	725,000	753,021
2.88% 11/27/20	135,000	136,643
Corp. Andina de Fomento 4.38% 6/15/22	250,000	263,703
Council Of Europe Development Bank
2.50% 2/27/24	300,000	311,095
2.63% 2/13/23	90,000	92,787
European Bank for Reconstruction & Development
1.88% 2/23/22	400,000	401,975
2.00% 2/1/21	1,000,000	1,002,541
2.75% 4/26/21	250,000	253,864
European Investment Bank
1.38% 9/6/22	275,000	273,680
1.63% 6/15/21	600,000	598,915
2.00% 3/15/21	800,000	802,765
2.25% 8/15/22	1,000,000	1,017,688
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
European Investment Bank (continued)
2.38% 5/13/21	500,000	$ 505,217
2.38% 6/15/22	1,000,000	1,019,909
2.50% 4/15/21	500,000	505,612
2.50% 3/15/23	955,000	983,977
2.63% 5/20/22	500,000	512,784
2.63% 3/15/24	415,000	433,139
2.88% 12/15/21	375,000	384,818
2.88% 8/15/23	500,000	523,580
3.25% 1/29/24	1,400,000	1,495,487
4.00% 2/16/21	400,000	412,030
FMS Wertmanagement
1.38% 6/8/21	500,000	496,910
2.00% 8/1/22	400,000	403,746
2.75% 3/6/23	250,000	259,200
Inter-American Development Bank
1.25% 9/14/21	700,000	694,733
1.88% 3/15/21	500,000	500,831
1.88% 7/23/21	100,000	100,275
2.00% 6/2/26	250,000	254,877
2.00% 7/23/26	100,000	102,306
2.13% 11/9/20	400,000	401,280
2.25% 6/18/29	350,000	365,637
2.63% 4/19/21	310,000	314,059
2.63% 1/16/24	1,500,000	1,562,549
3.00% 10/4/23	500,000	526,474
3.00% 2/21/24	400,000	423,330
3.20% 8/7/42	100,000	116,645
3.88% 10/28/41	100,000	127,870
4.38% 1/24/44	56,000	77,636
International Bank for Reconstruction & Development
1.38% 5/24/21	300,000	298,302
1.38% 9/20/21	300,000	298,381
1.63% 3/9/21	1,000,000	998,103
1.63% 2/10/22	600,000	599,788
1.88% 6/19/23	1,000,000	1,007,701
2.13% 11/1/20	1,000,000	1,003,077
2.13% 12/13/21	500,000	504,933
2.13% 7/1/22	1,000,000	1,013,750
2.13% 2/13/23	100,000	101,709
2.50% 3/19/24	750,000	778,472
2.50% 11/25/24	900,000	938,789
2.50% 7/29/25	1,200,000	1,257,345
2.50% 11/22/27	350,000	370,801
2.75% 7/23/21	500,000	509,345
3.13% 11/20/25	450,000	488,127
4.75% 2/15/35	50,000	67,115
7.63% 1/19/23	100,000	118,998
International Finance
1.13% 7/20/21	200,000	198,003
2.25% 1/25/21	300,000	301,797
2.88% 7/31/23	160,000	167,369
Nordic Investment Bank
1.63% 11/20/20	200,000	199,501
2.25% 2/1/21	200,000	201,183

LVIP SSGA Bond Index Fund–60

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
Nordic Investment Bank (continued)
2.25% 9/30/21	200,000	$ 202,052
2.25% 5/21/24	200,000	205,585
2.88% 7/19/23	200,000	209,258
Total Supranational Banks (Cost $36,621,339)		37,634,826
U.S. TREASURY OBLIGATIONS–39.41%
U.S. Treasury Bonds
2.25% 8/15/49	2,000,000	2,057,383
2.50% 2/15/45	12,900,000	13,884,381
2.50% 2/15/46	6,350,000	6,838,404
2.50% 5/15/46	7,200,000	7,756,031
2.75% 8/15/42	2,600,000	2,920,023
2.75% 11/15/42	3,500,000	3,928,750
2.75% 8/15/47	4,200,000	4,754,941
2.75% 11/15/47	6,500,000	7,363,662
2.88% 5/15/43	13,500,000	15,482,549
2.88% 8/15/45	1,200,000	1,383,094
2.88% 5/15/49	3,000,000	3,497,227
3.00% 5/15/42	2,850,000	3,333,331
3.00% 11/15/45	8,100,000	9,556,576
3.00% 2/15/47	7,700,000	9,129,764
3.00% 5/15/47	5,700,000	6,755,836
3.00% 2/15/48	5,000,000	5,937,793
3.00% 8/15/48	11,000,000	13,084,199
3.00% 2/15/49	9,500,000	11,329,121
3.13% 11/15/41	4,000,000	4,767,813
3.13% 2/15/42	3,050,000	3,637,482
3.13% 8/15/44	19,500,000	23,369,531
3.13% 5/15/48	4,000,000	4,862,891
3.38% 11/15/48	2,000,000	2,548,867
3.50% 2/15/39	2,650,000	3,320,522
3.63% 8/15/43	5,000,000	6,450,098
3.63% 2/15/44	3,000,000	3,879,082
3.75% 8/15/41	3,850,000	5,018,385
3.88% 8/15/40	3,750,000	4,958,789
4.38% 5/15/40	2,500,000	3,517,090
4.38% 5/15/41	2,750,000	3,888,027
4.50% 8/15/39	3,350,000	4,765,768
4.63% 2/15/40	3,100,000	4,488,824
4.75% 2/15/41	3,750,000	5,545,020
5.00% 5/15/37	1,000,000	1,475,195
5.25% 11/15/28	500,000	651,465
5.38% 2/15/31	500,000	689,502
5.50% 8/15/28	500,000	658,496
6.00% 2/15/26	750,000	949,453
6.13% 11/15/27	800,000	1,072,828
6.13% 8/15/29	300,000	421,148
6.25% 8/15/23	1,600,000	1,881,188
6.63% 2/15/27	750,000	1,010,112
6.75% 8/15/26	500,000	667,158
6.88% 8/15/25	1,000,000	1,295,488
7.13% 2/15/23	1,000,000	1,181,836
7.25% 8/15/22	500,000	579,268
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
7.50% 11/15/24	500,000	$ 645,820
7.63% 11/15/22	500,000	591,826
7.63% 2/15/25	500,000	655,254
7.88% 2/15/21	750,000	811,846
8.00% 11/15/21	1,700,000	1,923,822
8.13% 5/15/21	500,000	551,191
8.13% 8/15/21	700,000	782,906
U.S. Treasury Notes
1.13% 6/30/21	7,000,000	6,931,914
1.13% 8/31/21	12,000,000	11,880,937
1.25% 3/31/21	10,000,000	9,929,688
1.38% 1/31/21	14,000,000	13,928,359
1.38% 6/30/23	9,400,000	9,332,988
1.50% 2/28/23	12,000,000	11,970,937
1.50% 3/31/23	4,500,000	4,490,420
1.50% 8/15/26	11,000,000	10,912,778
1.63% 11/30/20	11,000,000	10,978,945
1.63% 8/31/22	9,000,000	9,009,316
1.63% 11/15/22	16,750,000	16,776,172
1.63% 5/31/23	16,000,000	16,034,688
1.63% 10/31/23	18,000,000	18,042,539
1.63% 2/15/26	11,000,000	11,006,231
1.63% 5/15/26	6,500,000	6,504,190
1.63% 8/15/29	8,000,000	7,964,063
1.75% 11/15/20	11,500,000	11,493,262
1.75% 12/31/20	8,000,000	7,996,250
1.75% 5/15/22	9,000,000	9,038,496
1.75% 6/15/22	30,000,000	30,139,453
1.75% 7/15/22	18,000,000	18,073,477
1.75% 5/15/23	25,000,000	25,151,856
1.88% 12/15/20	8,000,000	8,008,281
1.88% 2/28/22	4,000,000	4,024,141
1.88% 3/31/22	15,000,000	15,104,590
1.88% 7/31/26	8,000,000	8,133,125
2.00% 8/31/21	5,000,000	5,031,836
2.00% 11/15/21	4,700,000	4,736,535
2.00% 2/15/22	8,000,000	8,074,844
2.00% 2/15/23	14,150,000	14,345,668
2.00% 4/30/24	8,000,000	8,153,594
2.00% 5/31/24	10,000,000	10,200,781
2.00% 2/15/25	11,000,000	11,234,609
2.00% 11/15/26	5,000,000	5,128,418
2.13% 8/15/21	7,500,000	7,561,963
2.13% 12/31/22	3,000,000	3,051,797
2.13% 11/30/23	22,000,000	22,488,555
2.13% 2/29/24	12,000,000	12,287,109
2.13% 9/30/24	7,000,000	7,185,391
2.13% 11/30/24	9,000,000	9,244,336
2.13% 5/31/26	10,000,000	10,319,531
2.25% 2/15/21	15,000,000	15,099,902
2.25% 3/31/21	7,700,000	7,757,750
2.25% 4/30/21	10,000,000	10,081,836
2.25% 4/15/22	23,000,000	23,364,316
2.25% 12/31/24	10,000,000	10,337,891

LVIP SSGA Bond Index Fund–61

LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.25% 3/31/26	5,000,000	$ 5,196,094
2.25% 2/15/27	16,000,000	16,696,563
2.25% 8/15/27	9,000,000	9,410,625
2.25% 11/15/27	11,500,000	12,031,875
2.38% 3/15/21	20,000,000	20,180,859
2.38% 3/15/22	5,000,000	5,095,996
2.38% 2/29/24	10,000,000	10,347,461
2.38% 8/15/24	35,000,000	36,313,867
2.38% 5/15/27	9,500,000	10,011,924
2.38% 5/15/29	7,000,000	7,434,766
2.50% 2/28/21	38,000,000	38,394,101
2.50% 1/15/22	20,000,000	20,390,625
2.50% 8/15/23	18,250,000	18,888,750
2.63% 11/15/20	6,500,000	6,559,033
2.63% 3/31/25	10,000,000	10,543,164
2.63% 12/31/25	2,000,000	2,120,234
2.63% 2/15/29	9,000,000	9,742,324
2.75% 9/15/21	8,000,000	8,172,344
2.75% 8/31/23	8,000,000	8,357,500
2.75% 11/15/23	5,000,000	5,234,961
2.75% 2/15/24	26,000,000	27,296,953
2.75% 2/28/25	5,000,000	5,301,465
2.75% 6/30/25	5,000,000	5,315,039
2.75% 2/15/28	16,000,000	17,374,063
2.88% 11/30/25	7,000,000	7,518,164
2.88% 5/15/28	10,000,000	10,977,344
2.88% 8/15/28	13,000,000	14,295,938
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.13% 5/15/21	3,500,000	$ 3,577,930
3.13% 11/15/28	7,000,000	7,859,824
3.63% 2/15/21	9,000,000	9,228,691
Total U.S. Treasury Obligations (Cost $1,063,048,454)		1,120,919,291

	Number of Shares
MONEY MARKET FUND–1.49%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.88%)	42,383,231	42,383,231
Total Money Market Fund (Cost $42,383,231)		42,383,231

	Principal Amount°
SHORT-TERM INVESTMENT—0.00%
Discounted Commercial Paper–0.00%
American Honda Finance 2.15% 9/10/24	100,000	99,643
Total Short-Term Investment (Cost $99,973)		99,643

TOTAL INVESTMENTS–100.74% (Cost $2,727,662,970)	2,865,678,983

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.74%)	(21,017,552)
NET ASSETS APPLICABLE TO 241,785,469 SHARES OUTSTANDING–100.00%	$2,844,661,431

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2019. Rate will reset at a future date.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2019.
✱ Considered an affiliated investment. See Note 3 in “Notes.”
Δ Securities have been classified by country of origin.

Summary of Abbreviations:
AGM–Insured by Assured Guaranty Municipal Corporation
AID–Agency for International Development
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LVIP SSGA Bond Index Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
BB–Barclays Bank
CA–Credit Agricole
GM–Insured by Assured Guaranty Municipal Corporation
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM-BB–JPMorgan
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
NATL–Insured by the National Public Finance Guarantee Corporation
S&P–Standard & Poor’s
S.F.–Single Family
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP SSGA Bond Index Fund–63

LVIP SSGA Bond Index Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Bond Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Commercial Mortgage-Backed Securities	$—	$22,699,712	$—	$22,699,712
Agency Mortgage-Backed Securities	—	756,049,760	—	756,049,760
Agency Obligations	—	30,188,577	—	30,188,577
Corporate Bonds	—	741,669,915	—	741,669,915
Municipal Bonds	—	19,720,462	—	19,720,462
Non-Agency Asset-Backed Securities	—	10,894,053	—	10,894,053
Non-Agency Commercial Mortgage-Backed Securities	—	35,269,829	—	35,269,829
Regional Bonds	—	8,139,833	—	8,139,833
Sovereign Bonds	—	40,009,851	—	40,009,851
Supranational Banks	—	37,634,826	—	37,634,826
U.S. Treasury Obligations	—	1,120,919,291	—	1,120,919,291
Money Market Fund	42,383,231	—	—	42,383,231
Short-Term Investment	—	99,643	—	99,643
Total Investments	$42,383,231	$2,823,295,752	$—	$2,865,678,983
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Bond Index Fund–64

LVIP SSGA Bond Index Fund
Notes (continued)
3. Transactions with Affiliates
The Fund has investments in Lincoln National Corporation, the parent company of LIAC. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2019 were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/19	Principal Amount° 9/30/19	Interest Income
Corporate Bond-0.02%@
Insurance-0.02%@
Lincoln National 4.00% 9/1/23	$510,251	$—	$—	$—	$19,728	$529,979	500,000	$—

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
@	As a percentage of Net Assets as of September 30, 2019.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Bond Index Fund–65